UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: August 31

Date of reporting period: September 1, 2013 through February 28, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

J.P. Morgan Funds

February 28, 2014 (Unaudited)

JPMorgan Diversified Real Return Fund

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objective, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

MARCH 10, 2014 (Unaudited)

Dear Shareholder:

While the global economy achieved measured improvement in recent months, intermittent volatility in financial markets drove yield-hungry investors back into developed markets at an accelerated pace through the six months ended February 28, 2014. Fixed-income markets generally struggled amid a concerted effort by central bankers to stimulate economic growth, while equity markets in developed nations performed well. From a macro-economic perspective, the U.S. Federal Reserve (the “Fed”) served as the focal point of investors’ attention after the bank signaled its intent to “taper” off its $85 billion in monthly purchases in response to improvement in key economic indicators. The Fed’s initial statement injected volatility into the market as investors sought further clarity on the impact and timing of any move to reduce Fed purchases of agency asset-backed securities and Treasury bonds, a program known as Quantitative Easing (QE). Volatility spiked again in September, when the Fed confounded expectations and abstained from tapering its QE purchases. It wasn’t until December that the Fed moved to cut its QE program by $10 billion a month. The Fed’s decision sparked a rally in equity markets and drove Treasury bond prices lower. The Fed followed in February with another $10 billion reduction, bringing the QE program to $65 billion in monthly asset purchases.

“The intermittent volatility that marked the reporting period serves to underline the wisdom of maintaining a long-term view of your investment portfolio and the benefits derived from diversified holdings.”

Fiscal risk also injected uncertainty into financial markets during the reporting period. In the U.S. Congress, an opposition effort to de-fund the Affordable Care Act — the president’s signature domestic policy — led to the partial shutdown of the federal government at the start of the reporting period. The de-funding effort failed, and by December a measure of uncertainty was lifted when Congress adopted a bipartisan budget agreement and tactical threats to block authority to raise the federal debt ceiling were withdrawn.

In the final two months of the reporting period, there were signs of slowing growth in the U.S. economy, with domestic factory activity dropping to an eight-month low, weakness in housing starts and the weakest two months of private sector hiring since August-September 2012. Economists had difficulty determining whether the data indicated further weakness in certain sectors of the economy or reflected the temporary effects of unusually harsh winter weather in large parts of the U.S. Notably, consumer spending in January increased more than expected and consumer confidence improved in February from January. The broad-based Standard & Poor’s 500 Index of stocks closed at a record high on the final day of the reporting period, and returned 13.51% for the six-month period. The Barclays U.S. Aggregate Index returned 2.87% for the period.

Fed Taper Pressures Emerging Markets

Volatility also stung emerging markets late in the period when investors, who had been on a global search for yield amid the low interest rate environment, moved back into developed markets after the Fed moved to taper off its QE program. The prospect of rising interest rates in developed markets fueled a sell-off in both equities and debt securities in emerging markets, which in turn destabilized currency prices in those markets. Background concerns about the health of China’s economy and political unrest in Thailand, Turkey, Egypt, Venezuela — and particularly in Ukraine — put further pressure on emerging market assets. However, the outflow of capital appeared to slow at the end of the reporting period and stronger than expected growth in South Africa and further monetary tightening in Brazil helped the MSCI Emerging Market Index (net of foreign withholding taxes) rebound and end the reporting period with a 5.79% gain. The Barclays Emerging Markets Debt Index returned 5.53% for the period.

In Europe, central bank efforts to stabilize the economy appeared to succeed and signs of growth continued through the reporting period. By December, Ireland had become the first member nation of the European Union (EU) to exit its bailout program. While the various sovereign debt crises appeared to have been resolved, unemployment throughout the EU remained exceptionally high and the threat of price deflation grew in select nations. In Japan, Prime Minister Shinzo Abe’s efforts to stimulate economic growth appeared to be working, though the movement of capital from emerging markets to relatively safer investments drove the yen higher. For the six-month period, the MSCI Europe Australasia, Far East Index returned 10.76%.

While economic growth appears to have solidified in the U.S. and Europe, investors and economists expect market volatility may continue through calendar 2014. The recent rally in equities may leave stocks vulnerable to market corrections and, with the exception of Fed policy, many of the political and economic factors that drove volatility over the past six months remain in place. The intermittent volatility that marked the reporting period serves to underline the wisdom of maintaining a long-term view of your investment portfolio and the benefits derived from diversified holdings.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management J.P. Morgan Asset Management

FEBRUARY 28, 2014	J.P. MORGAN FUNDS	1

JPMorgan Diversified Real Return Fund

FUND COMMENTARY

SIX MONTHS ENDED FEBRUARY 28, 2014 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	4.39%
Barclays 1-10 Year U.S. TIPS Index	1.65%

Net Assets as of 2/28/2014	$67,479,439

INVESTMENT OBJECTIVE**

The JPMorgan Diversified Real Return Fund (the “Fund”) seeks to maximize long-term real return.

HOW DID THE MARKET PERFORM?

The six months ended February 28, 2014 presented a challenging environment for the overall fixed income market, as interest rates generally moved higher in anticipation of the U.S. Federal Reserve’s decision to taper off its asset purchase program. Toward the end of the reporting period, interest rate volatility receded and the Barclays U.S. Aggregate Index finished the six-month period with a return of 2.84%.

Despite this challenging backdrop, high yield bonds (also known as “junk bonds”) and floating rate securities generated solid returns. Tightening credit spreads, low default rates and overall positive investor demand supported these securities during the reporting period.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund seeks to have lower volatility than that of U.S. equities, as represented by the S&P 500 Index. The Fund sought to achieve this lower volatility by maintaining meaningful allocation to Treasury Inflation Protected Securities (“TIPS”) and inflation sensitive fixed income investment strategies, gaining exposure to these asset classes primarily through its investments in underlying J.P. Morgan Funds.

For the six months ended February 28, 2014, the Fund outperformed the Barclays 1-10 Year U.S. TIPS Index (the “Benchmark”). The Benchmark only tracks TIPS, while the Fund is invested in a broad range of assets.

The Fund’s investments in investment grade corporate bonds, bank loan assignments and real estate investment trusts contributed to the fund’s absolute performance during the reporting period. The Fund’s exposure to the gold mining sector, through an exchange-traded fund, detracted from absolute performance.

HOW WAS THE FUND POSITIONED?

During the period, the Fund’s portfolio managers targeted a long-term strategic asset allocation, consisting of the following weights: 16% in TIPS; 30% in other inflation protected fixed income securities; 14% in floating rate securities; 10% in real estate securities; 10% in commodities; 10% in natural resources equities including a direct equity investment in securities of agriculture and agricultural-related companies; 5% in infrastructure equities and 5% in cash and cash equivalents, such as money market funds. The Fund’s portfolio managers employed a momentum-based rebalancing strategy, making tactical investments based on the market conditions facing each asset class in their view of longer-term strategic allocation. At the end of the reporting period, the Fund had significantly less exposure to TIPS and significantly more exposure to floating rate securities compared with the target weights in its longer-term strategic asset allocation.

TOP TEN HOLDINGS OF THE PORTFOLIO***
1.	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	30.7%
2.	JPMorgan Floating Rate Income Fund, Class R6 Shares	25.1
3.	JPMorgan Realty Income Fund, Class R5 Shares	11.9
4.	iShares Global Infrastructure ETF	9.5
5.	JPMorgan Commodities Strategy Fund, Class R6 Shares	7.1
6.	JPMorgan Real Return Fund, Institutional Class Shares	4.8
7.	iShares Global Energy ETF	3.9
8.	iShares MSCI Global Metals & Mining Producers ETF	2.0
9.	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010%	1.0
10.	Market Vectors Gold Miners ETF	0.6

PORTFOLIO COMPOSITION BY ASSET CLASS***
Fixed Income	60.6%
Alternative Assets	19.0
International Equity	17.7
U.S. Equity	1.7
Short-Term Investment	1.0

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 28, 2014. The Fund’s portfolio composition is subject to change.

2	J.P. MORGAN FUNDS	FEBRUARY 28, 2014

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2014

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	SINCE INCEPTION
CLASS A SHARES	3/31/11
Without Sales Charge		4.24%	0.34%	0.75%
With Sales Charge**		(0.44)	(4.15)	(0.84)
CLASS C SHARES	3/31/11
Without CDSC		4.00	(0.18)	0.26
With CDSC***		3.00	(1.18)	0.26
CLASS R2 SHARES	3/31/11	4.09	0.04	0.50
CLASS R5 SHARES	3/31/11	4.35	0.67	1.11
SELECT CLASS SHARES	3/31/11	4.39	0.59	1.02

*	Not annualized.
**	Sales Charge for Class A Shares is 4.50%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (3/31/11 — 2/28/14)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on March 31, 2011.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Diversified Real Return Fund, the Barclays 1-10 Year U.S. TIPS Index, the Consumer Price Index (CPI) for All Urban Consumers-Seasonally Adjusted and the Lipper Flexible Portfolio Funds Index from March 31, 2011 to February 28, 2014. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays 1-10 Year U.S. TIPS Index and the Consumer Price Index (CPI) for All Urban Consumers-Seasonally Adjusted does not reflect the deduction of expenses or a sales charge associated with a mutual fund. The performance of the Barclays 1-10 Year U.S. TIPS Index has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Flexible Portfolio Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays 1-10 Year U.S. TIPS Index represents the performance of intermediate (1-10 year) U.S. Treasury Inflation Protection Securities. The Consumer Price Index (CPI) for All Urban Consumers-Seasonally Adjusted of the Bureau of Labor Statistics (BLS) is a measure of the change in prices of goods and services purchased by urban consumers. Seasonal adjustment removes the effects of recurring seasonal influences from many economic series, including consumer prices. The adjustment process quantifies seasonal patterns and then factors them out of the series to permit analysis of non-seasonal price movements. Changing climatic conditions, production cycles, model changeovers, holidays, and sales can cause seasonal variation in prices. The Lipper Flexible Portfolio Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an Index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2014	J.P. MORGAN FUNDS	3

JPMorgan Diversified Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 3.4%
	Consumer Staples — 1.2%
	Food Products — 1.2%
141	AarhusKarlshamn AB, (Sweden)	9,450
3,798	Archer-Daniels-Midland Co.	154,199
2,057	Associated British Foods plc, (United Kingdom)	103,187
11	Barry Callebaut AG, (Switzerland) (a)	13,713
3,729	BRF S.A., (Brazil), ADR	68,092
851	Bunge Ltd.	67,748
85	Cal-Maine Foods, Inc.	4,468
13,000	China Agri-Industries Holdings Ltd., (Hong Kong)	5,588
8,000	China Yurun Food Group Ltd., (China) (a)	4,853
50	CJ CheilJedang Corp., (South Korea)	12,868
912	Darling International, Inc. (a)	18,404
3,000	First Resources Ltd., (Singapore)	5,238
209	Fresh Del Monte Produce, Inc.	5,530
998	Glanbia plc, (Ireland)	15,091
39,000	Golden Agri-Resources Ltd., (Singapore)	17,096
1,319	GrainCorp Ltd., (Australia), Class A	9,458
200	Hokuto Corp., (Japan)	3,865
3,000	Indofood Agri Resources Ltd., (Singapore)	2,062
442	Ingredion, Inc.	29,101
432	Maple Leaf Foods, Inc., (Canada)	6,340
1,830	Marine Harvest ASA, (Norway)	20,191
3,000	Maruha Nichiro Holdings, Inc., (Japan)	5,169
2,000	Nichirei Corp., (Japan)	8,673
1,000	Nippon Flour Mills Co., Ltd., (Japan)	5,081
1,000	Nippon Meat Packers, Inc., (Japan)	16,085
1,600	Nippon Suisan Kaisha Ltd., (Japan) (a)	3,563
407	Nutreco N.V., (Netherlands)	18,537
338	Pilgrim’s Pride Corp. (a)	5,925
300	Salmar ASA, (Norway) (a)	3,886
118	Sanderson Farms, Inc.	9,067
2	Seaboard Corp. (a)	5,070
444	Suedzucker AG, (Germany)	12,337
2,680	Tate & Lyle plc, (United Kingdom)	28,812
1,565	Tyson Foods, Inc., Class A	61,739
30	Vilmorin & Cie S.A., (France)	4,107
14,000	Wilmar International Ltd., (Singapore)	38,154

	Total Consumer Staples	802,747

	Industrials — 0.5%
	Machinery — 0.5%
524	AGCO Corp.	27,500
39	Bucher Industries AG, (Switzerland)	11,931
912	CNH Industrial N.V., (United Kingdom) (a)	9,958

SHARES	SECURITY DESCRIPTION	VALUE($)

	Machinery — Continued
2,209	Deere & Co.	189,819
4,000	First Tractor Co., Ltd., (China), Class H	2,542
2,000	Iseki & Co., Ltd., (Japan)	5,647
6,000	Kubota Corp., (Japan)	84,317
75	Lindsay Corp.	6,365
309	Titan International, Inc.	5,859

	Total Industrials	343,938

	Materials — 1.7%
	Chemicals — 1.7%
836	Agrium, Inc., (Canada)	77,001
139	American Vanguard Corp.	3,093
85	Auriga Industries, (Denmark), Class B (a)	2,718
331	CF Industries Holdings, Inc.	83,048
12,000	China BlueChemical Ltd., (China), Class H	7,016
316	Intrepid Potash, Inc. (a)	4,680
2,470	Israel Chemicals Ltd., (Israel)	20,968
16	Israel Corp., Ltd. (The), (Israel) (a)	8,546
994	K+S AG, (Germany)	33,558
3,033	Monsanto Co.	333,691
1,963	Mosaic Co. (The)	95,912
1,007	Nufarm Ltd., (Australia)	3,514
458	Phosagro OAO, (Russia), Reg. S, GDR	5,163
4,977	Potash Corp. of Saskatchewan, Inc., (Canada)	164,507
254	Scotts Miracle-Gro Co. (The), Class A	14,506
10,000	Sinofert Holdings Ltd., (Hong Kong)	1,524
543	Sociedad Quimica y Minera de Chile S.A., (Chile), ADR	16,724
537	Syngenta AG, (Switzerland)	195,490
1,558	Uralkali OJSC, (Russia), Reg. S, GDR	35,348
1,029	Yara International ASA, (Norway)	41,720

	Total Materials	1,148,727

	Total Common Stocks (Cost $2,132,221)	2,295,412

Exchange Traded Funds — 15.9%
	International Equity — 15.9%
60,433	iShares Global Energy ETF	2,594,389
159,061	iShares Global Infrastructure ETF	6,394,252
67,518	iShares MSCI Global Metals & Mining Producers ETF	1,334,156
14,771	Market Vectors Gold Miners ETF	382,273

	Total Exchange Traded Funds (Cost $9,836,755)	10,705,070

SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. MORGAN FUNDS	FEBRUARY 28, 2014

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 79.5%
	Alternative Assets — 19.0%
343,968	JPMorgan Commodities Strategy Fund, Class R6 Shares (b)	4,808,676
660,144	JPMorgan Realty Income Fund, Class R5 Shares (b)	8,007,553

	Total Alternative Assets	12,816,229

	Fixed Income — 60.5%
1,664,829	JPMorgan Floating Rate Income Fund, Class R6 Shares (b)	16,864,715
1,965,778	JPMorgan Inflation Managed Bond Fund, Class R6 Shares (b)	20,679,989
325,189	JPMorgan Real Return Fund, Institutional Class Shares (b)	3,248,635

	Total Fixed Income	40,793,339

	Total Investment Companies (Cost $52,047,191)	53,609,568

Short-Term Investment — 1.0%
	Investment Company — 1.0%
704,255	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $704,255)	704,255

	Total Investments — 99.8% (Cost $64,720,422)	67,314,305
	Other Assets in Excess of Liabilities — 0.2%	165,134

	NET ASSETS — 100.0%	$67,479,439

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	— American Depositary Receipt
ETF	— Exchange Traded Fund
GDR	— Global Depositary Receipt
MSCI	— Morgan Stanley Capital International
Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	— The rate shown is the current yield as of February 28, 2014.
(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments as described in Note 2.A. of the Notes to Financial Statements are $827,066 and 1.2%, respectively.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC‘s as well as each respective underlying fund’s website.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN FUNDS	5

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2014 (Unaudited)

Diversified Real Return Fund
ASSETS:
Investments in non-affiliates, at value	$13,000,482
Investments in affiliates, at value	54,313,823

Total investment securities, at value	67,314,305
Cash	20,302
Foreign currency, at value	9,065
Receivables:
Fund shares sold	100,662
Dividends from non-affiliates	1,699
Dividends from affiliates	69,346
Tax reclaims	2,421
Due from Adviser	8,994
Other assets	28,450

Total Assets	67,555,244

LIABILITIES:
Payables:
Investment securities purchased	17,677
Accrued liabilities:
Shareholder servicing fees	1,873
Distribution fees	2,171
Custodian and accounting fees	12,744
Trustees’ and Chief Compliance Officer’s fees	59
Audit fees	35,669
Other	5,612

Total Liabilities	75,805

Net Assets	$67,479,439

SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. MORGAN FUNDS	FEBRUARY 28, 2014

Diversified Real Return Fund
NET ASSETS:
Paid-in-Capital	$68,819,221
Accumulated undistributed (distributions in excess of) net investment income	(8,336)
Accumulated net realized gains (losses)	(3,925,490)
Net unrealized appreciation (depreciation)	2,594,044

Total Net Assets	$67,479,439

Net Assets:
Class A	$3,297,340
Class C	1,811,631
Class R2	1,364,826
Class R5	42,817,396
Select Class	18,188,246

Total	$67,479,439

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	224,569
Class C	123,920
Class R2	93,076
Class R5	2,903,887
Select Class	1,234,948

Net Asset Value (a):
Class A — Redemption price per share	$14.68
Class C — Offering price per share (b)	14.62
Class R2 — Offering and redemption price per share	14.66
Class R5 — Offering and redemption price per share	14.74
Select Class — Offering and redemption price per share	14.73
Class A maximum sales charge	4.50%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$15.37

Cost of investments in non-affiliates	$11,968,976
Cost of investments in affiliates	52,751,446
Cost of foreign currency	9,017

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN FUNDS	7

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2014 (Unaudited)

Diversified Real Return Fund
INVESTMENT INCOME:
Dividend income from non-affiliates	$165,032
Dividend income from affiliates	654,533
Foreign taxes withheld	(1,379)

Total investment income	818,186

EXPENSES:
Investment advisory fees	42,250
Administration fees	42,250
Distribution fees:
Class A	4,062
Class C	7,197
Class R2	3,307
Shareholder servicing fees:
Class A	4,062
Class C	2,399
Class R2	1,654
Class R5	14,948
Select Class	22,773
Custodian and accounting fees	27,086
Interest expense to affiliates	379
Professional fees	36,386
Trustees’ and Chief Compliance Officer’s fees	476
Printing and mailing costs	13,099
Registration and filing fees	31,435
Transfer agent fees	10,694
Other	3,963

Total expenses	268,420

Less amounts waived	(109,695)
Less expense reimbursements	(22,353)

Net expenses	136,372

Net investment income (loss)	681,814

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(141,136)
Investments in affiliates	(1,528,090)
Foreign currency transactions	(121)

Net realized gains (losses)	(1,669,347)

Distributions of capital gains received from investment company affiliates	255,927

Change in net unrealized appreciation/depreciation of:
Investments in non-affiliates	1,735,324
Investments in affiliates	2,800,359
Foreign currency translations	256

Change in net unrealized appreciation/depreciation	4,535,939

Net realized/unrealized gains (losses)	3,122,519

Change in net assets resulting from operations	$3,804,333

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. MORGAN FUNDS	FEBRUARY 28, 2014

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

	Diversified Real Return Fund
	Six Months Ended 2/28/2014 (Unaudited)	Year Ended 8/31/2013
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$681,814	$1,360,792
Net realized gain (loss)	(1,669,347)	(2,195,649)
Distributions of capital gains received from investment company affiliates	255,927	425,869
Change in net unrealized appreciation/depreciation	4,535,939	(3,156,499)

Change in net assets resulting from operations	3,804,333	(3,565,487)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(38,806)	(44,417)
From net realized gains	—	(1,134)
Class C
From net investment income	(18,789)	(27,584)
From net realized gains	—	(1,080)
Class R2
From net investment income	(14,598)	(18,987)
From net realized gains	—	(657)
Class R5
From net investment income	(587,546)	(1,182,252)
From net realized gains	—	(26,784)
Select Class
From net investment income	(225,372)	(239,655)
From net realized gains	—	(4,754)

Total distributions to shareholders	(885,111)	(1,547,304)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(30,630,916)	39,559,709

NET ASSETS:
Change in net assets	(27,711,694)	34,446,918
Beginning of period	95,191,133	60,744,215

End of period	$67,479,439	$95,191,133

Accumulated undistributed (distributions in excess of) net investment income	$(8,336)	$194,961

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN FUNDS	9

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

	Diversified Real Return Fund
	Six Months Ended 2/28/2014 (Unaudited)	Year Ended 8/31/2013
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$322,014	$2,233,166
Distributions reinvested	38,806	43,731
Cost of shares redeemed	(506,494)	(696,714)

Change in net assets resulting from Class A capital transactions	$(145,674)	$1,580,183

Class C
Proceeds from shares issued	$22,665	$384,993
Distributions reinvested	18,305	27,902
Cost of shares redeemed	(358,820)	(301,849)

Change in net assets resulting from Class C capital transactions	$(317,850)	$111,046

Class R2
Proceeds from shares issued	$3,001	$36,453
Distributions reinvested	14,207	19,391
Cost of shares redeemed	(938)	(542)

Change in net assets resulting from Class R2 capital transactions	$16,270	$55,302

Class R5
Proceeds from shares issued	$33,286,981	$43,122,266
Distributions reinvested	585,778	1,207,212
Cost of shares redeemed	(63,792,001)	(12,413,669)

Change in net assets resulting from Class R5 capital transactions	$(29,919,242)	$31,915,809

Select Class
Proceeds from shares issued	$1,244,040	$11,590,948
Distributions reinvested	223,159	243,956
Cost of shares redeemed	(1,731,619)	(5,937,535)

Change in net assets resulting from Select Class capital transactions	$(264,420)	$5,897,369

Total change in net assets resulting from capital transactions	$(30,630,916)	$39,559,709

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN FUNDS	FEBRUARY 28, 2014

	Diversified Real Return Fund
	Six Months Ended 2/28/2014 (Unaudited)	Year Ended 8/31/2013
SHARE TRANSACTIONS:
Class A
Issued	22,262	152,787
Reinvested	2,703	2,987
Redeemed	(35,075)	(47,443)

Change in Class A Shares	(10,110)	108,331

Class C
Issued	1,562	25,678
Reinvested	1,280	1,906
Redeemed	(24,944)	(20,679)

Change in Class C Shares	(22,102)	6,905

Class R2
Issued	208	2,427
Reinvested	991	1,320
Redeemed	(65)	(37)

Change in Class R2 Shares	1,134	3,710

Class R5
Issued	2,301,021	2,868,288
Reinvested	40,639	82,017
Redeemed	(4,369,235)	(832,730)

Change in Class R5 Shares	(2,027,575)	2,117,575

Select Class
Issued	85,930	775,825
Reinvested	15,502	16,616
Redeemed	(119,786)	(393,455)

Change in Select Class Shares	(18,354)	398,986

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN FUNDS	11

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain		Total distributions
Diversified Real Return Fund
Class A
Six Months Ended February 28, 2014 (Unaudited)	$14.25	$0.11	(h)	$0.49	$0.60	$(0.17)	$—		$(0.17)
Year Ended August 31, 2013	15.07	0.21	(h)	(0.78)	(0.57)	(0.24)	(0.01)		(0.25)
Year Ended August 31, 2012	15.14	0.21	(h)	(0.11)	0.10	(0.17)	—	(i)	(0.17)
March 31, 2011 (j) through August 31, 2011	15.00	0.10	(h)	0.08	0.18	(0.04)	—		(0.04)

Class C
Six Months Ended February 28, 2014 (Unaudited)	14.20	0.07	(h)	0.49	0.56	(0.14)	—		(0.14)
Year Ended August 31, 2013	15.03	0.12	(h)	(0.76)	(0.64)	(0.18)	(0.01)		(0.19)
Year Ended August 31, 2012	15.13	0.14	(h)	(0.12)	0.02	(0.12)	—	(i)	(0.12)
March 31, 2011 (j) through August 31, 2011	15.00	0.08	(h)	0.08	0.16	(0.03)	—		(0.03)

Class R2
Six Months Ended February 28, 2014 (Unaudited)	14.24	0.09	(h)	0.49	0.58	(0.16)	—		(0.16)
Year Ended August 31, 2013	15.06	0.16	(h)	(0.76)	(0.60)	(0.21)	(0.01)		(0.22)
Year Ended August 31, 2012	15.14	0.18	(h)	(0.12)	0.06	(0.14)	—	(i)	(0.14)
March 31, 2011 (j) through August 31, 2011	15.00	0.09	(h)	0.08	0.17	(0.03)	—		(0.03)

Class R5
Six Months Ended February 28, 2014 (Unaudited)	14.31	0.12	(h)	0.50	0.62	(0.19)	—		(0.19)
Year Ended August 31, 2013	15.11	0.26	(h)	(0.78)	(0.52)	(0.27)	(0.01)		(0.28)
Year Ended August 31, 2012	15.16	0.19	(h)	(0.03)	0.16	(0.21)	—	(i)	(0.21)
March 31, 2011 (j) through August 31, 2011	15.00	0.12	(h)	0.09	0.21	(0.05)	—		(0.05)

Select Class
Six Months Ended February 28, 2014 (Unaudited)	14.29	0.12	(h)	0.50	0.62	(0.18)	—		(0.18)
Year Ended August 31, 2013	15.10	0.24	(h)	(0.78)	(0.54)	(0.26)	(0.01)		(0.27)
Year Ended August 31, 2012	15.16	0.28	(h)	(0.14)	0.14	(0.20)	—	(i)	(0.20)
March 31, 2011 (j) through August 31, 2011	15.00	0.12	(h)	0.08	0.20	(0.04)	—		(0.04)

(a)	Annualized for periods less than one year.
(b)	Net investment income (loss) is affected by timing of distributions from Underlying Funds.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(f)	Does not include expenses of Underlying Funds.
(g)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(h)	Calculated based upon average shares outstanding.
(i)	Amount rounds to less than $0.01.
(j)	Commencement of operations.
(k)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended August 31, 2011.
(l)	Due to the size of net assets and fixed expenses, ratios may appear to be disproportionate.

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN FUNDS	FEBRUARY 28, 2014

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period	Net expenses (e)(f)		Net investment income (loss) (b)		Expenses without waivers, reimbursements and earnings credits (f)		Portfolio turnover rate (c)(g)

$14.68	4.24%	$3,297,340	0.61%		1.47%		1.01%		42%
14.25	(3.81)	3,345,116	0.61		1.39		0.99		39
15.07	0.70	1,904,463	0.61		1.43		1.29		42
15.14	1.21	189,874	0.61	(k)	1.64	(k)	31.73	(k)(l)	13

14.62	4.00	1,811,631	1.11		0.95		1.51		42
14.20	(4.29)	2,073,901	1.11		0.82		1.49		39
15.03	0.16	2,091,357	1.11		0.96		1.88		42
15.13	1.06	338,775	1.11	(k)	1.28	(k)	30.38	(k)(l)	13

14.66	4.09	1,364,826	0.86		1.23		1.26		42
14.24	(4.03)	1,309,391	0.86		1.06		1.24		39
15.06	0.45	1,329,140	0.86		1.23		1.47		42
15.14	1.12	50,563	0.86	(k)	1.37	(k)	33.56	(k)(l)	13

14.74	4.35	42,817,396	0.26		1.62		0.53		42
14.31	(3.44)	70,551,417	0.26		1.73		0.54		39
15.11	1.08	42,521,881	0.26		1.26		0.64		42
15.16	1.39	60,354	0.26	(k)	1.93	(k)	32.71	(k)(l)	13

14.73	4.39	18,188,246	0.36		1.72		0.76		42
14.29	(3.58)	17,911,308	0.36		1.59		0.74		39
15.10	0.95	12,897,374	0.36		1.86		1.00		42
15.16	1.37	1,097,846	0.36	(k)	1.82	(k)	32.78	(k)(l)	13

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014	J.P. MORGAN FUNDS	13

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (Unaudited)

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
Diversified Real Return Fund	Class A, Class C, Class R2, Class R5 and Select Class	Diversified

The investment objective of the Fund is to seek to maximize long-term real return.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class R2, Class R5 and Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund’s prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments — Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each investment company’s net asset value per share (“NAV”) as of the report date. Equity securities, including investments in Exchange Traded Funds (“ETFs”), listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”) has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Board of Trustees, the Fund applies fair value pricing on equity securities on a daily basis, except for North American, Central American, South American and Caribbean equity securities held in its portfolio, by utilizing the quotations of an independent pricing service, unless the Adviser determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as

14	J.P. MORGAN FUNDS	FEBRUARY 28, 2014

subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time the Fund calculates its net asset values.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Staples	$487,579	$315,168	$—	$802,747
Industrials	239,501	104,437	—	343,938
Materials	793,162	355,565	—	1,148,727

Total Common Stocks	1,520,242	775,170	—	2,295,412

Exchange Traded Funds	10,705,070	—	—	10,705,070
Investment Companies	53,609,568	—	—	53,609,568
Short-Term Investment
Investment Company	704,255	—	—	704,255

Total Investments in Securities	$66,539,135	$775,170	$—	$67,314,305

There were no transfers among any levels during the six months ended February 28, 2014.

B. Investment Transactions with Affiliates — The Fund invests in certain Underlying Funds which are advised by the Adviser or its affiliates pursuant to Section 12(d)(1)(G) of the 1940 Act. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the following to be affiliated issuers. Included in the purchases and sales amounts in the table below are exchanges between certain share classes of the affiliated Underlying Funds. Such exchanges are not treated as purchases and sales for the purpose of recognizing realized gains (losses) or portfolio turnover. Included in the Realized Gain (Loss) amounts in the table below are distributions of realized capital gains, if any, by the affiliated Underlying Funds:

	For the six months ended February 28, 2014
Affiliate	Value at August 31, 2013	Purchase Cost	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Shares at February 28, 2014	Value at February 28, 2014
JPMorgan Commodities Strategy Fund, Class R6 Shares	$7,707,558	$1,955,522	$4,735,000	$(488,068)	$523	343,968	$4,808,676
JPMorgan Floating Rate Income Fund, Class R6 Shares	—	16,716,566	—	—	—	1,664,829	16,864,715
JPMorgan Floating Rate Income Fund, Select Class Shares	20,095,750	8,769,142	28,916,566	53,429	397,748	—	—
JPMorgan Inflation Managed Bond Fund, Class R6 Shares	27,450,391	11,249,446	18,425,000	(329,821)	142,791	1,965,778	20,679,989
JPMorgan Prime Money Market Fund, Institutional Class Shares	396,897	34,170,593	33,863,235	13	150	704,255	704,255
JPMorgan Real Return Fund, Institutional Class Shares	11,608,970	1,032,913	9,500,000	(641,576)	12,798	325,189	3,248,635
JPMorgan Realty Income Fund, Class R5 Shares	11,030,995	4,421,610	8,125,000	133,860	100,523	660,144	8,007,553

Total	$78,290,561			$(1,272,163)	$654,533		$54,313,823

FEBRUARY 28, 2014	J.P. MORGAN FUNDS	15

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (Unaudited) (continued)

C. Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore use forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. For the six months ended February 28, 2014, the Fund did not invest in forward foreign currency exchange contracts.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements.

D. Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign currency gains and losses arise from changes (due to changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end.

E. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Dividend income net of foreign taxes withheld, if any, and distributions of net investment income and/or realized capital gains from the Underlying Funds, if any, are recorded on the ex-dividend date or when the Fund first learns of the dividend.

F. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

The Fund invests in Underlying Funds and, as a result, bears a portion of the expenses incurred by these Underlying Funds. These expenses are not reflected in the expenses shown in the Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.

Certain expenses of affiliated Underlying Funds are waived as described in Note 3.F.

G. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of February 28, 2014, no liability for income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. Foreign Taxes — The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

I. Distributions to Shareholders — Distributions from net investment income are generally declared and paid quarterly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

16	J.P. MORGAN FUNDS	FEBRUARY 28, 2014

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, the Adviser, an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate of 0.10% of the Fund’s average daily net assets.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator, an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.10% of the Fund’s average daily net assets on the first $500 million in Fund assets; 0.075% of the Fund’s average daily net assets between $500 million and $1 billion and 0.05% of the Fund’s average daily net assets in excess of $1 billion. For the six months ended February 28, 2014 the annualized effective rate was 0.10% of the Fund’s average daily net assets, notwithstanding any fee waivers and reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of the Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C and Class R2 Shares of the Fund in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that the Fund shall pay distribution fees, including payments to the Distributor, at annual rates of 0.25%, 0.75% and 0.50% of the average daily net assets of Class A, Class C and Class R2 Shares, respectively.

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended February 28, 2014, the Distributor retained the following amounts:

Front-End Sales Charge	CDSC
$97	$—

D. Shareholder Servicing Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

Class A	Class C	Class R2	Class R5	Select Class
0.25%	0.25%	0.25%	0.05%	0.25%

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Fund. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees in the Statement of Operations. The Fund earns interest on uninvested cash balances held by the custodian. Such interest amounts are presented separately in the Statement of Operations. Payments to the custodian may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately in the Statement of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statement of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Fund’s average daily net assets as shown in the table below:

Class A	Class C	Class R2	Class R5	Select Class
0.61%	1.11%	0.86%	0.26%	0.36%

The expense limitation agreement was in effect for the six months ended February 28, 2014. The contractual expense limitation percentages in the table above are in place until at least December 31, 2014.

For the six months ended February 28, 2014, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.

FEBRUARY 28, 2014	J.P. MORGAN FUNDS	17

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (Unaudited) (continued)

Contractual Waivers
Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
$33,164	$42,250	$33,481	$108,895	$22,353

Additionally, the Fund may invest in one or more money market funds advised by the Adviser or its affiliates. The Adviser, Administrator and Distributor, as shareholder servicing agent, waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Fund’s investment in such affiliated money market fund. A portion of the waiver and/or reimbursement is voluntary.

The amount of waivers resulting from investments in these money market funds for the six months ended February 28, 2014 was $800.

The Underlying Funds may impose separate shareholder servicing fees. To avoid charging a shareholder service fee at an effective rate above 0.25% for Class A, Class C, Class R2 and Select Class Shares and up to 0.05% of Class R5 Shares, the shareholder servicing agent may waive shareholder service fees with respect to the Fund in an amount equal to the weighted average pro-rata amount of shareholder service fees charged by the Underlying Funds up to 0.25% for Class A, Class C, Class R2 and Select Class Shares and up to 0.05% with respect to Class R5 Shares.

G. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with Federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

The Fund may use related party broker-dealers. For the six months ended February 28, 2014, the Fund did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

The SEC has granted an exemptive order permitting the Fund to invest in certain financial instruments in addition to Underlying Funds and securities.

4. Investment Transactions

During the six months ended February 28, 2014, purchases and sales of investments (excluding short-term investments) were as follows:

Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$33,790,354	$63,775,232

During the six months ended February 28, 2014, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at February 28, 2014 were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$64,720,422	$2,875,983	$282,100	$2,593,883

At August 31, 2013, the Fund had net capital loss carryforwards as follows:

Capital Loss Carryforward Character
Short-Term	Long-Term
$29,905	$—

6. Borrowings

The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates

18	J.P. MORGAN FUNDS	FEBRUARY 28, 2014

beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are both investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 10, 2014.

The Fund had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at February 28, 2014, or at any time during the six months then ended.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statement of Operations.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The Fund has shareholders, which are accounts maintained by financial intermediaries on behalf of their clients, that own a significant portion of the Fund’s outstanding shares.

Significant shareholder transactions by these shareholders, if any, may impact the Fund’s performance.

Because of the Fund’s investments in Underlying Funds, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds. As a result, the cost of investing in the Fund may be higher than the cost of investing in a mutual fund that invests directly in individual securities and financial instruments. The Fund is also subject to certain risks related to the Underlying Funds’ investments in securities and financial instruments such as fixed income securities, including high yield, asset-backed and mortgage-related securities; equity securities, foreign and emerging markets securities, commodities and real estate securities. These securities are subject to risks specific to their structure, sector or market.

In addition, the Underlying Funds may use derivative instruments in connection with their individual investment strategies including futures, forward foreign currency exchange contracts, options, swaps and other derivatives, which are also subject to specific risks related to their structure, sector or market and may be riskier than investments in other types of securities.

The Fund may also invest in unaffiliated ETFs. ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured as investment companies, depositary receipts or other pooled investment vehicles and may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price below their net asset value (also known as a discount).

Specific risks and concentrations present in the Underlying Funds are disclosed within their individual financial statements and registration statements, as appropriate.

FEBRUARY 28, 2014	J.P. MORGAN FUNDS	19

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in each Class (not including expenses of the Underlying Funds) and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1, 2013 and continued to hold your shares at the end of the reporting period, February 28, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees and expenses of the Underlying Funds. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During the Period*	Annualized Expense Ratio
Diversified Real Return Fund
Class A
Actual	$1,000.00	$1,042.40	$3.09	0.61%
Hypothetical	1,000.00	1,021.77	3.06	0.61
Class C
Actual	1,000.00	1,040.00	5.61	1.11
Hypothetical	1,000.00	1,019.29	5.56	1.11
Class R2
Actual	1,000.00	1,040.90	4.35	0.86
Hypothetical	1,000.00	1,020.53	4.31	0.86
Class R5
Actual	1,000.00	1,043.50	1.32	0.26
Hypothetical	1,000.00	1,023.51	1.30	0.26
Select Class
Actual	1,000.00	1,043.90	1.82	0.36
Hypothetical	1,000.00	1,023.01	1.81	0.36

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period.)

20	J.P. MORGAN FUNDS	FEBRUARY 28, 2014

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Fund’s website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase &
Co., 2014. All rights reserved. February 2014.

SAN-DRR-214

Semi-Annual Report

J.P. Morgan Income Funds

February 28, 2014 (Unaudited)

JPMorgan Global Bond Opportunities Fund

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-766-7722 for a prospectus containing more complete information about the Fund including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

MARCH 10, 2014 (Unaudited)

Dear Shareholder:

While the global economy achieved measured improvement in recent months, intermittent volatility in financial markets drove yield-hungry investors back into developed markets at an accelerated pace through the six months ended February 28, 2014. Fixed-income markets generally struggled amid a concerted effort by central bankers to stimulate economic growth, while equity markets in developed nations performed well. From a macro-economic perspective, the U.S. Federal Reserve (the “Fed”) served as the focal point of investors’ attention after the bank signaled its intent to “taper” off its $85 billion in monthly purchases in response to improvement in key economic indicators. The Fed’s initial statement injected volatility into the market as investors sought further clarity on the impact and timing of any move to reduce Fed purchases of agency asset-backed securities and Treasury bonds, a program known as Quantitative Easing (QE). Volatility spiked again in September, when the Fed confounded expectations and abstained from tapering its QE purchases. It wasn’t until December that the Fed moved to cut its QE program by $10 billion a month. The Fed’s decision sparked a rally in equity markets and drove Treasury bond prices lower. The Fed followed in February with another $10 billion reduction, bringing the QE program to $65 billion in monthly asset purchases.

“The intermittent volatility that marked the reporting period serves to underline the wisdom of maintaining a long-term view of your investment portfolio and the benefits derived from diversified holdings.”

Fiscal risk also injected uncertainty into financial markets during the reporting period. In the U.S. Congress, an opposition effort to de-fund the Affordable Care Act — the president’s signature domestic policy — led to the partial shutdown of the federal government at the start of the reporting period. The de-funding effort failed, and by December a measure of uncertainty was lifted when Congress adopted a bipartisan budget agreement and tactical threats to block authority to raise the federal debt ceiling were withdrawn.

In the final two months of the reporting period, there were signs of slowing growth in the U.S. economy, with domestic factory activity dropping to an eight-month low, weakness in housing starts and the weakest two months of private sector hiring since August-September 2012. Economists had difficulty determining whether the data indicated further weakness in certain sectors of the economy or reflected the temporary effects of unusually harsh winter weather in large parts of the U.S. Notably, consumer spending in January increased more than expected and consumer confidence improved in February from January. The broad-based Standard & Poor’s 500 Index of stocks closed at a record high on the final day of the reporting period, and returned 13.51% for the six-month period. The Barclays U.S. Aggregate Index returned 2.87% for the period.

Fed Taper Pressures Emerging Markets

Volatility also stung emerging markets late in the period when investors, who had been on a global search for yield amid the low interest rate environment, moved back into developed markets after the Fed moved to taper off its QE program. The prospect of rising interest rates in developed markets fueled a sell-off in both equities and debt securities in emerging markets, which in turn destabilized currency prices in those markets. Background concerns about the health of China’s economy and political unrest in Thailand, Turkey, Egypt, Venezuela — and particularly in Ukraine — put further pressure on emerging market assets. However, the outflow of capital appeared to slow at the end of the reporting period and stronger than expected growth in South Africa and further monetary tightening in Brazil helped the MSCI Emerging Market Index rebound and end the reporting period with a 5.79% gain. The Barclays Emerging
Markets Debt Index returned 5.53% for the period.

In Europe, central bank efforts to stabilize the economy appeared to succeed and signs of growth continued through the reporting period. By December, Ireland had become the first member nation of the European Union (EU) to exit its bailout program. While the various sovereign debt crises appeared to have been resolved, unemployment throughout the EU remained exceptionally high and the threat of price deflation grew in select nations. In Japan, Prime Minister Shinzo Abe’s efforts to stimulate economic growth appeared to be working, though the movement of capital from emerging markets to relatively safer investments drove the yen higher. For the six-month period, the MSCI Europe Australasia, Far East Index returned 10.76%.

While economic growth appears to have solidified in the U.S. and Europe, investors and economists expect market volatility may continue through calendar
2014. The recent rally in equities may leave stocks vulnerable to market corrections and, with the exception of Fed policy, many of the political and economic factors that drove volatility over the past six months remain in place. The intermittent volatility that marked the reporting period serves to underline the wisdom of maintaining a long-term view of your investment portfolio and the benefits derived from diversified holdings.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit
www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset
Management

FEBRUARY 28, 2014

J.P. MORGAN INCOME FUNDS

1

JPMorgan Global Bond Opportunities Fund

FUND COMMENTARY

SIX MONTHS ENDED FEBRUARY 28, 2014 (Unaudited)

Reporting Period Return:

Fund (Select Class Shares)*

4.98%

Barclays Multiverse Index

4.30%

Net Assets as of 2/28/2014 (In Thousands)

$77,846

Duration as of 2/28/2014

2.7 years

INVESTMENT OBJECTIVE**

The JPMorgan Global Bond Opportunities Fund (the “Fund”) seeks to provide total return.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The global bond market, as measured by the Barclays Multiverse Index, presented a challenging environment during the six months ended February 28, 2014. Interest rates generally moved higher in anticipation of the U.S. Federal Reserve’s (the “Fed”) decision to taper off its asset purchase program. In December 2013, the Fed took action and reduced monthly asset purchases by $10 billion. The move bolstered expectations of Fed interest rate increase, which further weakened bond prices. However, in the final two months of the reporting period, interest rate volatility receded and the Barclays Multiverse Index returned 4.30% for the period.

Within the fixed-income asset class, the high yield sector (also known as “junk bonds”) was a leading performer during the six months ended
February 28, 2014. As such, the Fund’s investments in high-yield corporate bonds were leading contributors to both the Fund’s absolute performance and its performance relative to the Barlcays Multiverse Index for the six month period.
The Fund’s investments in investment grade corporate bonds, emerging market debt and securitized debt contributed to absolute performance.

The Fund’s investments in government bonds detracted from absolute performance. The Fund’s short duration position in government debt, mostly in the form of U.S. Treasuries and German Bunds, also detracted from absolute performance. This positioning was negatively impacted by falling interest rates during the second half of the period. Duration measures the price sensitivity of a bond or a portfolio of bonds to relative

changes in interest rates. Generally, bonds with longer duration will experience a larger increase or decrease in price as interest rates go down or up, respectively, versus bonds with shorter duration.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund invested opportunistically across different markets and sectors. The Fund’s managers applied a flexible investment approach and did not manage to a benchmark. This allowed the Fund to shift its allocations based on changing market conditions. The Fund had exposure to a broad range of asset classes during the reporting period, including high yield and investment grade corporate bonds, agency and non-agency mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities, emerging market debt, convertible bonds and foreign government securities.

The Fund managers tactically adjusted the Fund’s exposure to emerging market debt throughout the reporting period, increasing the exposure to local currency denominated bonds in September and October
2013, before reducing this allocation going into the end of December 2013. Given what they believed to be attractive valuations, the Fund managers tactically re-entered this market at the end of the reporting period to provide diversified exposure across what they believed were fundamentally strong emerging market economies.

The Fund’s duration did not materially change during the
reporting period. The Fund’s duration was approximately 2.16 years when the reporting period began. As the reporting period progressed, the Fund’s duration rose as a byproduct of bond purchases in emerging market and investment grade corporate debt. The Fund’s duration was approximately 2.70 years at the end of the reporting period.

2

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2014

PORTFOLIO COMPOSITION***

Corporate Bonds

54.3
%

Foreign Government Securities

8.7

Collateralized Mortgage Obligations

8.6

Asset-Backed Securities

8.5

Preferred Securities

5.8

Convertible Bonds

4.4

Commercial Mortgage-Backed Securities

3.9

Loan Assignments

3.6

Others (each less than 1.0%)

0.1

Short-Term Investment

2.1

PORTFOLIO COMPOSITION BY COUNTRY***

United States

52.8
%

United Kingdom

8.3

Luxembourg

6.7

France

3.7

Germany

3.5

Spain

2.9

Ireland

2.3

Netherlands

1.6

Brazil

1.6

Switzerland

1.6

Italy

1.5

Canada

1.2

Croatia

1.1

Colombia

1.1

Indonesia

1.0

Mexico

1.0

Others (each less than 1.0%)

6.0

Short-Term Investment

2.1

*

The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

**

The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

***

Percentages indicated are based on total investments as of February 28, 2014. The Fund’s portfolio composition is subject to change.

FEBRUARY 28, 2014

J.P. MORGAN INCOME FUNDS

3

JPMorgan Global Bond Opportunities Fund

FUND COMMENTARY

SIX MONTHS ENDED FEBRUARY 28, 2014 (Unaudited) (continued)

  AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28,
2014

INCEPTION DATE OF CLASS

6 MONTH*

1 YEAR

SINCE INCEPTION

CLASS A SHARES

9/4/12

Without Sales Charge

4.95
%

5.20
%

7.59
%

With Sales Charge**

0.99

1.22

4.86

CLASS C SHARES

9/4/12

Without CDSC

4.76

4.72

7.15

With CDSC***

3.76

3.72

7.15

CLASS R6 SHARES

9/4/12

5.04

5.49

7.97

SELECT CLASS SHARES

9/4/12

4.98

5.34

7.82

*

Not annualized.

**

Sales Charge for Class A Shares is 3.75%.

***

Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (9/4/12 TO 2/28/14)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on September 4, 2012.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Global Bond Opportunities Fund, the Barclays Multiverse Index and the Lipper Global Income Funds
Index from September 4, 2012 to February 28, 2014. The performance of the Lipper Global Income Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays Multiverse Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund, if applicable. The performance of the Lipper Global Income Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays
Multiverse Index provides a broad-based measure of the international fixed income bond market. The Barclays Multiverse Index represents the union of the

Barclays Global Aggregate Index and the Barclays Global High Yield Index. The Barclays Global Aggregate Index is a measure of global investment grade debt from twenty-four different local currency markets. The Barclays Global High Yield Index provides a broad-based measure of the global high-yield fixed income markets. The Lipper Global Income Funds Index represents the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum
initial investment.

Subsequent to the inception of the Fund on September 4, 2012 until May 31, 2013, the Fund did not experience any shareholder purchase and sale activity. If such activity had occurred, the Fund’s performance may have been impacted.

Fund performance may reflect the
waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset
values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2014

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Asset-Backed Securities — 8.5%

Italy — 0.3%

EUR 73

Atlante Finance Srl, Series 1, Class A, Reg. S, VAR, 0.490%, 07/29/47 (m)

98

EUR 103

  Italfinance Securitisation Vehicle Srl, Series 2005-1, Class A, Reg. S, VAR, 0.427%,
03/14/23 (m)

141

239

United States — 8.2%

193

ABFC Trust, Series 2004-OPT2, Class M2, VAR, 1.656%, 07/25/33

177

138

ACE Securities Corp. Home Equity Loan Trust, Series 2004-OP1, Class M2, VAR, 1.730%, 04/25/34

125

Argent Securities, Inc.,

155

Series 2004-W3, Class A3, VAR, 0.975%, 02/25/34

142

157

Series 2003-W7, Class M2, VAR, 2.781%, 03/25/34

141

85

Bear Stearns Asset Backed Securities Trust, Series 2002-1, Class 1A5, SUB, 6.890%, 12/25/34

88

Countrywide Asset-Backed Certificates,

308

Series 2004-2, Class M1, VAR, 0.906%, 05/25/34

282

109

Series 2002-4, Class M1, VAR, 1.280%, 12/25/32

100

153

Series 2004-BC1, Class M3, VAR, 2.256%, 10/25/33

125

400

Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB5, Class AV3, VAR, 0.546%, 05/25/35

379

100

Exeter Automobile Receivables Trust, Series 2013-2A, Class C, 4.350%, 01/15/19 (e)

102

206

First Franklin Mortgage Loan Trust, Series 2004-FF5, Class A1, VAR, 0.875%, 08/25/34

191

121

Fremont Home Loan Trust, Series 2004-2, Class M2, VAR, 1.086%, 07/25/34

114

340

GMAT Trust, Series 2013-1A, Class M, VAR, 5.000%, 11/25/43 (e)

326

72

Home Equity Asset Trust, Series 2004-6, Class M2, VAR, 1.055%, 12/25/34

67

191

LV Tower 52 Issuer LLC, Series 2013-1, Class M, 7.500%, 06/15/18 (e) (i)

191

319

Merrill Lynch Mortgage Investors Trust, Series 2003-OPT1, Class M1, VAR, 1.131%, 07/25/34

273

189

Mid-State Capital Corp. Trust, Series 2006-1, Class M2, 6.742%, 10/15/40 (e)

198

224

Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE1, Class M1, VAR, 1.010%, 01/25/34

205

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

United States — Continued

108

  New Century Home Equity Loan Trust, Series 2003-4, Class M2, VAR, 2.886%,
10/25/33

105

144

Option One Mortgage Acceptance Corp. Asset-Backed Certificates, Series 2003-2, Class M1, VAR, 1.131%, 04/25/33

120

340

  Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCH1, Class M3, VAR, 0.716%,
01/25/36

316

441

People’s Choice Home Loan Securities Trust, Series 2004-2, Class M1, VAR, 1.055%, 10/25/34

411

153

RASC Trust, Series 2005-KS2, Class M1, VAR, 0.801%, 03/25/35

138

409

Saxon Asset Securities Trust, Series 2004-3, Class M1, VAR, 1.055%, 12/26/34

353

Structured Asset Investment Loan Trust,

285

Series 2003-BC10, Class A4, VAR, 1.155%, 10/25/33

269

119

Series 2003-BC3, Class M1, VAR, 1.581%, 04/25/33

116

Vericrest Opportunity Loan Transferee LLC,

235

Series 2014-NPL1, Class A2, 4.750%, 10/27/53

230

215

Series 2014-NPL2, Class A2, 4.750%, 11/25/53

210

240

Series 2013-NPL7, Class A2, SUB, 5.250%, 11/25/53 (e)

237

240

Series 2013-NPL6, Class A2, SUB, 5.250%, 03/25/54 (e)

232

130

Series 2013-NPL3, Class A2, VAR, 5.000%, 04/25/53 (e)

124

250

Series 2013-NPL5, Class A2, VAR, 5.500%, 04/25/55 (e)

246

6,333

Total Asset-Backed Securities (Cost $6,408)

6,572

Collateralized Mortgage Obligations — 8.5%

Agency CMO — 6.5%

United States — 6.5%

Federal Home Loan Mortgage Corp. REMIC

500

Series 3736, Class QB, 4.000%, 05/15/37

537

435

Series 3110, Class SL, IF, IO, 5.996%, 02/15/26

52

1,165

Series 4097, Class PS, IF, IO, 5.996%, 06/15/42

265

912

Series 4150, Class SP, IF, IO, 5.996%, 01/15/43

204

448

Series 4056, Class BI, IO, 3.000%, 05/15/27

55

SEE NOTES TO
FINANCIAL STATEMENTS.

FEBRUARY 28, 2014

J.P. MORGAN INCOME FUNDS

5

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Collateralized Mortgage Obligations — Continued

United States — Continued

507

Series 4136, Class IN, IO, 3.000%, 11/15/27

63

473

Series 4146, Class AI, IO, 3.000%, 12/15/27

57

3,254

Series 3775, Class LI, IO, 3.500%, 12/15/20

258

1,504

Series 4030, Class IL, IO, 3.500%, 04/15/27

186

1,213

Series 4215, Class LI, IO, 3.500%, 07/15/41

261

986

Series 4018, Class HI, IO, 4.500%, 03/15/41

222

868

Federal Home Loan Mortgage Corp. STRIPS, Series 305, Class IO, IO, 3.500%, 03/15/28

135

Federal National Mortgage Association REMIC

1,238

Series 2010-152, Class SA, IF, IO, 5.844%, 05/25/39

181

1,085

Series 2012-23, Class PS, IF, IO, 5.844%, 03/25/40

176

322

Series 2005-13, Class SQ, IF, IO, 5.945%, 03/25/35

54

451

Series 2013-2, Class CS, IF, IO, 5.995%, 02/25/43

100

418

Series 2012-38, Class AS, IF, IO, 6.294%, 04/25/42

103

397

Series 2012-93, Class ES, IF, IO, 6.595%, 02/25/41

92

1,703

Series 2013-15, Class IO, IO, 2.500%, 03/25/28

178

470

Series 2012-128, Class KI, IO, 3.000%, 11/25/27

57

531

Series 2012-150, Class BI, IO, 3.000%, 01/25/28

64

480

Series 2012-144, Class EI, IO, 3.000%, 01/25/28

59

436

Series 2012-145, Class EI, IO, 3.000%, 01/25/28

54

440

Series 2013-9, Class IO, IO, 3.000%, 02/25/28

55

317

Series 2013-10, Class YI, IO, 3.000%, 02/25/28

39

534

Series 2013-5, Class YI, IO, 3.000%, 02/25/28

68

627

Series 2013-15, Class QI, IO, 3.000%, 03/25/28

80

2,449

Series 2013-18, Class AI, IO, 3.000%, 03/25/28

343

544

Series 2013-26, Class IJ, IO, 3.000%, 04/25/28

71

2,455

Series 2013-31, Class DI, IO, 3.000%, 04/25/28

351

460

Series 2012-25, Class AI, IO, 3.500%, 03/25/27

66

496

Series 2012-98, Class GI, IO, 3.500%, 07/25/27

66

533

Series 2013-9, Class YI, IO, 3.500%, 02/25/28

81

524

Series 2013-31, Class YI, IO, 3.500%, 04/25/28

75

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

United States — Continued

1,614

Federal National Mortgage Association STRIPS, Series 409, Class 23, IO, 3.500%, 04/25/27

196

779

Government National Mortgage Association, Series 2012-108, Class PS, IF, IO, 6.595%, 03/16/42

161

5,065

Non-Agency CMO — 2.0%

Italy — 0.2%

EUR 120

Intesa Sec S.p.A., Series 3, Class B, Reg. S, VAR, 0.501%, 10/30/33 (m)

146

Spain — 0.3%

EUR 188

TDA 13-Mixto Fondo de Titulizacion de Activos, Series 13, Class A2, VAR, 0.610%, 09/30/32 (m)

251

United States — 1.5%

139

Alternative Loan Trust, Series 2005-6CB, Class 1A6, 5.500%, 04/25/35

139

150

Banc of America Mortgage Trust, Series 2005-9, Class 1A6, 5.500%, 10/25/35

151

296

Chase Mortgage Finance Trust, Series 2007-A1, Class 2A3, VAR, 2.706%, 02/25/37

293

92

First Horizon Mortgage Pass-Through Trust, Series 2005-5, Class 1A6, 5.500%, 10/25/35

91

358

HarborView Mortgage Loan Trust, Series 2007-6, Class 2A1A, VAR, 0.344%, 08/19/37

299

194

Wells Fargo Mortgage-Backed Securities Trust, Series 2007-2, Class 3A5, 5.250%, 03/25/37

205

1,178

1,575

Total Collateralized Mortgage Obligations (Cost $6,370)

6,640

Commercial Mortgage-Backed Securities — 3.9%

Ireland — 0.3%

EUR 9

Fleet Street Finance Three plc, Series 3, Class A1, Reg. S, VAR, 0.490%, 10/25/16 (m)

13

EUR 161

Talisman-7 Finance Ltd., Series 7, Class A, Reg. S, VAR, 0.482%, 04/22/17 (m)

220

233

United States — 3.6%

250

A10 Securitization LLC, 6.720%, 10/15/19

250

250

Banc of America Commercial Mortgage Trust, Series 2006-2, Class AJ, VAR, 5.772%, 05/10/45

266

100

Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-4, Class B, VAR, 5.118%, 07/10/45

100

SEE NOTES TO
FINANCIAL STATEMENTS.

6

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2014

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Commercial Mortgage-Backed Securities — Continued

United States — Continued

Bear Stearns Commercial Mortgage Securities Trust,

105

Series 2006-PW14, Class AM, 5.243%, 12/11/38

116

250

Series 2006-PW14, Class AJ, 5.273%, 12/11/38

248

100

Series 2007-PW16, Class AJ, VAR, 5.706%, 06/11/40

100

100

Commercial Mortgage Trust, Series 2004-GG1, Class H, VAR, 5.788%, 06/10/36 (e)

100

100

GS Mortgage Securities Trust, Series 2006-GG8, Class AJ, 5.622%, 11/10/39

99

JP Morgan Chase Commercial Mortgage Securities Trust,

120

Series 2005-LDP2, Class D, VAR, 4.941%, 07/15/42

121

160

Series 2005-LDP5, Class D, VAR, 5.393%, 12/15/44

165

125

  ML-CFC Commercial Mortgage Trust, Series 2006-4, Class AJ, 5.239%,
12/12/49

124

Morgan Stanley Capital I Trust,

294

Series 2006-HQ8, Class AJ, VAR, 5.497%, 03/12/44

307

300

Series 2006-T23, Class C, VAR, 5.810%, 08/12/41 (e)

300

Wachovia Bank Commercial Mortgage Trust,

100

Series 2005-C21, Class F, VAR, 5.239%, 10/15/44 (e)

99

120

Series 2007-C31, Class AJ, VAR, 5.660%, 04/15/47

123

250

Series 2007-C34, Class AJ, VAR, 5.969%, 05/15/46

256

2,774

Total Commercial Mortgage-Backed Securities (Cost $2,957)

3,007

Convertible Bonds — 4.3%

United Kingdom — 0.3%

200

Billion Express Investments Ltd., Reg. S, 0.750%, 10/18/15

201

United States — 4.0%

175

Blucora, Inc., 4.250%, 04/01/19 (e)

196

40

Chesapeake Energy Corp., 2.750%, 11/15/35

42

205

Dealertrack Technologies, Inc., 1.500%, 03/15/17

315

140

Equinix, Inc., 3.000%, 10/15/14

238

235

General Cable Corp., SUB, 5.000%, 11/15/29

265

215

Griffon Corp., 4.000%, 01/15/17 (e)

245

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

United States — Continued

225

Hologic, Inc., Series 2010, SUB, 2.000%, 12/15/37

258

190

Iconix Brand Group, Inc., 1.500%, 03/15/18 (e)

264

190

Intel Corp., 2.950%, 12/15/35

217

25

Ixia, 3.000%, 12/15/15

26

140

Jarden Corp., 1.875%, 09/15/18

200

55

MGM Resorts International, 4.250%, 04/15/15

85

85

Newpark Resources, Inc., 4.000%, 10/01/17

107

105

Terex Corp., 4.000%, 06/01/15

287

180

TIBCO Software, Inc., 2.250%, 05/01/32

182

40

TRW Automotive, Inc., 3.500%, 12/01/15

112

110

WebMD Health Corp., 1.500%, 12/01/20 (e)

116

3,155

Total Convertible Bonds (Cost $3,124)

3,356

Corporate Bonds — 53.8%

Australia — 0.2%

10

Bluescope Steel Finance Ltd./Bluescope Steel Finance USA LLC, 7.125%, 05/01/18 (e)

11

FMG Resources August 2006 Pty Ltd.,

50

6.875%, 02/01/18 (e)

53

75

6.875%, 04/01/22 (e)

81

35

Nufarm Australia Ltd., 6.375%, 10/15/19 (e)

36

181

Austria — 0.4%

280

JBS Investments GmbH, 7.750%, 10/28/20 (e)

291

Bahamas — 0.1%

35

Ultrapetrol Bahamas Ltd., 8.875%, 06/15/21

38

Bermuda — 0.6%

200

Aircastle Ltd., 7.625%, 04/15/20

228

200

Seadrill Ltd., 6.125%, 09/15/20 (e)

205

15

Viking Cruises Ltd., 8.500%, 10/15/22 (e)

17

450

Canada — 1.2%

50

Ainsworth Lumber Co., Ltd., 7.500%, 12/15/17 (e)

54

25

Brookfield Residential Properties, Inc., 6.500%, 12/15/20 (e)

27

First Quantum Minerals Ltd.,

18

6.750%, 02/15/20 (e)

18

18

7.000%, 02/15/21 (e)

19

25

Garda World Security Corp., 7.250%, 11/15/21 (e)

26

SEE NOTES TO
FINANCIAL STATEMENTS.

FEBRUARY 28, 2014

J.P. MORGAN INCOME FUNDS

7

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Corporate Bonds — Continued

Canada — Continued

20

KGHM International Ltd., 7.750%, 06/15/19 (e)

21

190

Kinross Gold Corp., 5.950%, 03/15/24 (e)

191

50

Masonite International Corp., 8.250%, 04/15/21 (e)

55

15

Mattamy Group Corp., 6.500%, 11/15/20 (e)

15

30

New Gold, Inc., 6.250%, 11/15/22 (e)

30

25

Novelis, Inc., 8.750%, 12/15/20

28

420

Pacific Rubiales Energy Corp., 5.375%, 01/26/19 (e)

433

20

Taseko Mines Ltd., 7.750%, 04/15/19

20

937

Cayman Islands — 0.8%

450

Alliance Global Group, Inc., 6.500%, 08/18/17

479

150

UPCB Finance V Ltd., 7.250%, 11/15/21 (e)

166

645

Colombia — 0.6%

400

Ecopetrol S.A., 5.875%, 09/18/23

434

Croatia — 1.1%

EUR 300

Agrokor dd, Reg. S, 9.125%, 02/01/20

472

400

Hrvatska Elektroprivreda, Reg. S, 6.000%, 11/09/17

414

886

Denmark — 0.4%

GBP 195

Danske Bank A/S, VAR, 5.375%, 09/29/21

339

France — 1.6%

EUR 255

AXA S.A., Reg. S, VAR, 5.125%, 07/04/43

385

220

BPCE S.A., 5.700%, 10/22/23 (e)

232

EUR 200

Lafarge S.A., 4.750%, 09/30/20

299

EUR 200

Rexel S.A., Reg. S, 5.125%, 06/15/20

293

1,209

Germany — 2.9%

EUR 200

CeramTec Group GmbH, 8.250%, 08/15/21

299

EUR 300

KraussMaffei Group GmbH, Reg. S, 8.750%, 12/15/20

464

EUR 200

Techem GmbH, Reg. S, 6.125%, 10/01/19

300

EUR 300

Trionista Holdco GmbH, Reg. S, 5.000%, 04/30/20

432

EUR 300

Unitymedia KabelBW GmbH, Reg. S, 9.500%, 03/15/21

479

EUR 200

WEPA Hygieneprodukte GmbH, 6.500%, 05/15/20

300

2,274

Ireland — 2.0%

EUR 400

Ardagh Packaging Finance plc, Reg. S, 9.250%, 10/15/20

614

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Ireland — Continued

EUR 280

Cloverie plc for Swiss Reinsurance Co., Ltd., Reg. S, VAR, 6.625%, 09/01/42

476

EUR 300

Smurfit Kappa Acquisitions, Reg. S, 5.125%, 09/15/18

450

1,540

Italy — 1.0%

EUR 100

Assicurazioni Generali S.p.A., VAR, 7.750%, 12/12/42

164

EUR 300

Cerved Group S.p.A., Reg. S, 6.375%, 01/15/20

443

GBP 100

Enel S.p.A., VAR, 7.750%, 09/10/75

182

789

Luxembourg — 6.6%

ArcelorMittal,

50

5.028%, 02/25/17

53

150

6.750%, 02/25/22

167

50

10.350%, 06/01/19

64

45

Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, 5.625%, 12/15/16 (e)

46

EUR 300

Capsugel FinanceCo S.C.A., Reg. S, 9.875%, 08/01/19

456

100

Capsugel S.A., PIK, 7.750%, 05/15/19 (e)

104

EUR 350

Fiat Finance & Trade S.A., 6.750%, 10/14/19

543

EUR 200

Fiat Industrial Finance Europe S.A., Reg. S, 6.250%, 03/09/18

314

EUR 300

Geo Debt Finance S.C.A., Reg. S, 7.500%, 08/01/18

443

EUR 200

Gestamp Funding Luxembourg S.A., 5.875%, 05/31/20

295

EUR 150

HeidelbergCement Finance Luxembourg S.A., Reg. S, 9.500%, 12/15/18

270

130

Intelsat Jackson Holdings S.A., 6.625%, 12/15/22

137

Intelsat Luxembourg S.A.,

5

6.750%, 06/01/18 (e)

5

100

7.750%, 06/01/21 (e)

108

5

8.125%, 06/01/23 (e)

5

EUR 200

KION Finance S.A., Reg. S, 6.750%, 02/15/20

302

EUR 200

Matterhorn Midco & Cy S.C.A., Reg. S, 7.750%, 02/15/20

291

260

Millicom International Cellular S.A., Reg. S, 6.625%, 10/15/21 (e)

271

40

NII International Telecom S.C.A., 7.875%, 08/15/19 (e)

28

EUR 200

Ontex IV S.A., Reg. S, 7.500%, 04/15/18

288

EUR 200

Spie BondCo 3 S.C.A., Reg. S, 11.000%, 08/15/19

315

SEE NOTES TO
FINANCIAL STATEMENTS.

8

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2014

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Corporate Bonds — Continued

Luxembourg — Continued

114

Stackpole International Intermediate/Stackpole International Powder/Stackpl, 7.750%, 10/15/21 (e)

121

EUR 300

Telenet Finance V Luxembourg S.C.A., Reg. S, 6.250%, 08/15/22

453

75

Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 8.750%, 02/01/19 (e)

78

5,157

Netherlands — 1.2%

200

EDP Finance B.V., 5.250%, 01/14/21 (e)

208

EUR 200

Schaeffler Finance B.V., Reg. S, 7.750%, 02/15/17

318

EUR 300

UPC Holding B.V., Reg. S, 6.375%, 09/15/22

437

963

Norway — 0.0% (g)

10

World Wide Supply A.S., Reg. S, 7.750%, 05/26/17 (e)

10

South Africa — 0.4%

EUR 180

Foodcorp Pty Ltd., Reg. S, 8.750%, 03/01/18

272

Spain — 0.6%

EUR 200

CaixaBank S.A., VAR, 5.000%, 11/14/23

290

GBP 100

Santander Issuances S.A.U., Series 24, VAR, 7.300%, 07/27/19

171

461

Sweden — 0.4%

EUR 200

Eileme 2 AB, Reg. S, 11.750%, 01/31/20

333

Switzerland — 0.9%

200

Credit Suisse AG, 6.500%, 08/08/23 (e)

215

450

UBS AG, Reg. S, VAR, 4.750%, 05/22/23

460

675

United Kingdom — 6.5%

GBP 200

Anglian Water Osprey Financing plc, 7.000%, 01/31/18

355

200

Barclays Bank plc, 7.625%, 11/21/22

221

GBP 200

Boparan Finance plc, Reg. S, 9.875%, 04/30/18

363

410

Fresnillo plc, 5.500%, 11/13/23 (e)

415

400

Ineos Finance plc, 8.375%, 02/15/19 (e)

443

EUR 175

Lloyds TSB Bank plc, Reg. S, VAR, 11.875%, 12/16/21

303

GBP 200

Lowell Group Financing plc, Reg. S, 10.750%, 04/01/19

380

16

MISA Investments Ltd., PIK, 9.375%, 08/15/18 (e)

16

GBP 310

NGG Finance plc, Reg. S, VAR, 5.625%, 06/18/73

527

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

United Kingdom — Continued

GBP 300

Priory Group No. 3 plc, Reg. S, 8.875%, 02/15/19

530

Royal Bank of Scotland Group plc,

165

6.000%, 12/19/23

170

140

6.125%, 12/15/22

147

400

Star Energy Geothermal Wayang Windu Ltd., Reg. S, 6.125%, 03/27/20

394

GBP 150

Virgin Media Finance plc, 8.875%, 10/15/19

272

GBP 300

Vougeot Bidco plc, 7.875%, 07/15/20

546

5,082

United States — 24.3%

15

ACE Cash Express, Inc., 11.000%, 02/01/19 (e)

13

10

ADT Corp. (The), 6.250%, 10/15/21 (e)

11

11

Advanced Micro Devices, Inc., 7.500%, 08/15/22

11

30

AK Steel Corp., 8.750%, 12/01/18

34

15

Alcatel-Lucent USA, Inc., 6.450%, 03/15/29

15

25

Aleris International, Inc., 7.875%, 11/01/20

27

8

Alliant Techsystems, Inc., 5.250%, 10/01/21 (e)

8

240

Ally Financial, Inc., 8.000%, 12/31/18

286

445

American International Group, Inc., 6.250%, 03/15/37

458

15

Amkor Technology, Inc., 6.375%, 10/01/22

16

Audatex North America, Inc.,

7

6.000%, 06/15/21 (e)

7

9

6.125%, 11/01/23 (e)

10

Avaya, Inc.,

60

7.000%, 04/01/19 (e)

60

16

10.500%, 03/01/21 (e)

15

35

Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.750%, 03/15/20

41

115

B/E Aerospace, Inc., 6.875%, 10/01/20

126

25

Basic Energy Services, Inc., 7.750%, 02/15/19

27

250

Big Heart Pet Brands, 7.625%, 02/15/19

260

50

Bill Barrett Corp., 7.000%, 10/15/22

52

5

BI-LO LLC/BI-LO Finance Corp., PIK, 9.375%, 09/15/18 (e)

5

400

Biomet, Inc., 6.500%, 08/01/20

431

9

BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)

10

5

Boise Cascade Co., 6.375%, 11/01/20

5

120

Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)

132

50

Cablevision Systems Corp., 8.000%, 04/15/20

59

Caesars Entertainment Operating Co., Inc.,

500

8.500%, 02/15/20

480

50

9.000%, 02/15/20

48

125

11.250%, 06/01/17

128

SEE NOTES TO
FINANCIAL STATEMENTS.

FEBRUARY 28, 2014

J.P. MORGAN INCOME FUNDS

9

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Corporate Bonds — Continued

United States — Continued

50

Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties, 8.000%, 10/01/20 (e)

53

20

Calumet Specialty Products Partners LP/Calumet Finance Corp., 7.625%, 01/15/22

21

60

Casella Waste Systems, Inc., 7.750%, 02/15/19

62

200

Catalent Pharma Solutions, Inc., 7.875%, 10/15/18

203

CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.,

5

5.250%, 02/15/22 (e)

5

5

5.625%, 02/15/24 (e)

5

CCO Holdings LLC/CCO Holdings Capital Corp.,

155

6.500%, 04/30/21

166

300

7.375%, 06/01/20

329

15

8.125%, 04/30/20

16

200

Cemex Finance LLC, 9.375%, 10/12/22 (e)

229

35

Cenveo Corp., 8.875%, 02/01/18

35

65

Chinos Intermediate Holdings A, Inc., PIK, 8.500%, 05/01/19 (e)

68

600

Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21

678

5

Cincinnati Bell, Inc., 8.750%, 03/15/18

5

CIT Group, Inc.,

115

5.000%, 08/15/22

121

40

5.250%, 03/15/18

43

85

Citgo Petroleum Corp., 11.500%, 07/01/17 (e)

92

125

Claire’s Stores, Inc., 8.875%, 03/15/19

122

200

Clear Channel Communications, Inc., 9.000%, 12/15/19

210

Clear Channel Worldwide Holdings, Inc.,

65

Series B, 6.500%, 11/15/22

69

115

Series B, 7.625%, 03/15/20

125

Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,

5

6.375%, 03/15/24

5

10

8.500%, 12/15/19

11

30

CNG Holdings, Inc., 9.375%, 05/15/20 (e)

28

37

Coeur Mining, Inc., 7.875%, 02/01/21

38

10

Columbus McKinnon Corp., 7.875%, 02/01/19

11

25

Commercial Metals Co., 7.350%, 08/15/18

29

50

Comstock Resources, Inc., 9.500%, 06/15/20

57

50

CONSOL Energy, Inc., 8.250%, 04/01/20

54

146

Continental Airlines 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22

166

115

Crestview DS Merger Sub II, Inc., 10.000%, 09/01/21 (e)

127

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

United States — Continued

61

Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.125%, 03/01/22 (e)

64

20

Crown Castle International Corp., 5.250%, 01/15/23

20

10

Darling International, Inc., 5.375%, 01/15/22 (e)

10

70

DCP Midstream LLC, VAR, 5.850%, 05/21/43 (e)

66

57

Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 (e)

59

5

Diamondback Energy, Inc., 7.625%, 10/01/21 (e)

5

DISH DBS Corp.,

5

5.000%, 03/15/23

5

45

5.875%, 07/15/22

47

520

6.750%, 06/01/21

582

20

7.875%, 09/01/19

24

200

DJO Finance LLC/DJO Finance Corp., 8.750%, 03/15/18

219

4

DuPont Fabros Technology LP, 5.875%, 09/15/21

4

25

E*TRADE Financial Corp., 6.750%, 06/01/16

27

85

Embarq Corp., 7.995%, 06/01/36

91

75

Energy XXI Gulf Coast, Inc., 7.500%, 12/15/21 (e)

78

First Data Corp.,

295

6.750%, 11/01/20 (e)

319

50

7.375%, 06/15/19 (e)

54

62

8.250%, 01/15/21 (e)

67

40

11.750%, 08/15/21 (e)

43

30

12.625%, 01/15/21

36

250

PIK, 10.000%, 01/15/22 (e)

273

19

First Data Holdings, Inc., PIK, 14.500%, 09/24/19 (e)

19

12

Freescale Semiconductor, Inc., 6.000%, 01/15/22 (e)

13

45

Frontier Communications Corp., 9.250%, 07/01/21

53

300

GCI, Inc., 8.625%, 11/15/19

322

315

General Electric Capital Corp., VAR, 6.375%, 11/15/67

348

45

General Motors Co., 6.250%, 10/02/43 (e)

50

125

GenOn Energy, Inc., 9.875%, 10/15/20

127

Goodman Networks, Inc.,

10

12.125%, 07/01/18

11

25

12.375%, 07/01/18 (e)

26

Goodyear Tire & Rubber Co. (The),

100

7.000%, 05/15/22

111

17

8.250%, 08/15/20

19

25

Gray Television, Inc., 7.500%, 10/01/20

27

SEE NOTES TO
FINANCIAL STATEMENTS.

10

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2014

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Corporate Bonds — Continued

United States — Continued

100

Halcon Resources Corp., 9.250%, 02/15/22 (e)

102

Harland Clarke Holdings Corp.,

30

6.875%, 03/01/20 (e)

31

10

9.250%, 03/01/21 (e)

10

25

VAR, 6.000%, 05/15/15

25

15

Harron Communications LP/Harron Finance Corp., 9.125%, 04/01/20 (e)

17

400

HCA, Inc., 7.500%, 02/15/22

464

10

HD Supply, Inc., 8.125%, 04/15/19

11

35

Hecla Mining Co., 6.875%, 05/01/21

35

Hertz Corp. (The),

25

6.750%, 04/15/19

27

20

7.375%, 01/15/21

22

15

HT Intermediate Holdings Corp., PIK, 12.750%, 05/15/19 (e)

15

100

IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19

107

36

Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 02/01/22 (e)

37

250

ING U.S., Inc., VAR, 5.650%, 05/15/53

245

170

International Lease Finance Corp., 5.875%, 08/15/22

182

70

International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)

76

200

inVentiv Health, Inc., 11.000%, 08/15/18 (e)

185

15

Iron Mountain, Inc., 5.750%, 08/15/24

15

50

J. Crew Group, Inc., 8.125%, 03/01/19

52

15

Jarden Corp., 7.500%, 05/01/17

17

JBS USA LLC/JBS USA Finance, Inc.,

122

7.250%, 06/01/21 (e)

129

10

8.250%, 02/01/20 (e)

11

15

JMC Steel Group, Inc., 8.250%, 03/15/18 (e)

16

K. Hovnanian Enterprises, Inc.,

3

7.000%, 01/15/19 (e)

3

25

7.250%, 10/15/20 (e)

27

5

9.125%, 11/15/20 (e)

6

5

11.875%, 10/15/15

6

50

Lamar Media Corp., 5.875%, 02/01/22

53

Lennar Corp.,

5

4.500%, 06/15/19

5

25

Series B, 12.250%, 06/01/17

33

155

Level 3 Communications, Inc., 11.875%, 02/01/19

178

Level 3 Financing, Inc.,

265

8.125%, 07/01/19

292

5

VAR, 3.846%, 01/15/18 (e)

5

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

United States — Continued

25

Liberty Tire Recycling LLC, 11.000%, 10/01/16 (e)

24

50

LSB Industries, Inc., 7.750%, 08/01/19 (e)

54

5

Mcron Finance Sub LLC/Mcron Finance Corp., 8.375%, 05/15/19 (e)

6

25

Mediacom LLC/Mediacom Capital Corp., 9.125%, 08/15/19

27

435

MetLife, Inc., 6.400%, 12/15/36

454

MGM Resorts International,

50

6.750%, 10/01/20

55

75

7.750%, 03/15/22

86

75

Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, 10.750%, 10/01/20

82

35

Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)

37

50

MPH Intermediate Holding Co. 2, PIK, 8.375%, 08/01/18 (e)

52

100

Mustang Merger Corp., 8.500%, 08/15/21 (e)

110

275

National Mentor Holdings, Inc., 12.500%, 02/15/18 (e)

293

39

Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 9.250%, 04/15/19

42

5

NCR Corp., 6.375%, 12/15/23 (e)

5

New Albertsons, Inc.,

25

7.450%, 08/01/29

21

25

8.700%, 05/01/30

22

50

Nexstar Broadcasting, Inc., 6.875%, 11/15/20

54

69

NII Capital Corp., 7.625%, 04/01/21

26

5

Oasis Petroleum, Inc., 6.875%, 03/15/22 (e)

5

30

PAETEC Holding Corp., 9.875%, 12/01/18

33

50

Parker Drilling Co., 7.500%, 08/01/20 (e)

53

100

Peabody Energy Corp., 6.250%, 11/15/21

103

15

PF Chang’s China Bistro, Inc., 10.250%, 06/30/20 (e)

16

160

Pilgrim’s Pride Corp., 7.875%, 12/15/18

173

3

Pittsburgh Glass Works LLC, 8.000%, 11/15/18 (e)

3

7

Post Holdings, Inc., 6.750%, 12/01/21 (e)

7

10

Prestige Brands, Inc., 5.375%, 12/15/21 (e)

10

235

Prudential Financial, Inc., VAR, 5.875%, 09/15/42

244

Qwest Capital Funding, Inc.,

24

6.875%, 07/15/28

23

11

7.750%, 02/15/31

11

75

Radio Systems Corp., 8.375%, 11/01/19 (e)

83

50

Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e)

52

SEE NOTES TO
FINANCIAL STATEMENTS.

FEBRUARY 28, 2014

J.P. MORGAN INCOME FUNDS

11

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Corporate Bonds — Continued

United States — Continued

25

RCN Telecom Services LLC/RCN Capital Corp., 8.500%, 08/15/20 (e)

26

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,

100

7.875%, 08/15/19

110

500

9.000%, 04/15/19

538

100

9.875%, 08/15/19

113

50

Rite Aid Corp., 8.000%, 08/15/20

56

17

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19 (e)

19

15

RR Donnelley & Sons Co., 6.500%, 11/15/23

16

75

Sabine Oil & Gas LLC/Sabine Oil & Gas Finance Corp., 9.750%, 02/15/17

78

250

Sabre GLBL, Inc., 8.500%, 05/15/19 (e)

278

50

Samson Investment Co., 10.750%, 02/15/20 (e)

56

Sealed Air Corp.,

50

8.125%, 09/15/19 (e)

56

200

8.375%, 09/15/21 (e)

231

25

Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)

25

26

Seneca Gaming Corp., 8.250%, 12/01/18 (e)

28

65

Serta Simmons Holdings LLC, 8.125%, 10/01/20 (e)

71

25

SESI LLC, 6.375%, 05/01/19

27

27

Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)

30

SITEL LLC/Sitel Finance Corp.,

52

11.000%, 08/01/17 (e)

56

29

11.500%, 04/01/18

28

50

Six Flags Entertainment Corp., 5.250%, 01/15/21 (e)

51

118

Smithfield Foods, Inc., 5.250%, 08/01/18 (e)

124

525

Sprint Capital Corp., 8.750%, 03/15/32

589

Sprint Communications, Inc.,

40

7.000%, 03/01/20 (e)

46

52

7.000%, 08/15/20

57

Sprint Corp.,

12

7.125%, 06/15/24 (e)

13

22

7.250%, 09/15/21 (e)

24

59

7.875%, 09/15/23 (e)

65

30

Standard Pacific Corp., 8.375%, 01/15/21

36

31

Station Casinos LLC, 7.500%, 03/01/21

33

25

Steel Dynamics, Inc., 7.625%, 03/15/20

27

20

SunGard Data Systems, Inc., 6.625%, 11/01/19

21

75

Swift Energy Co., 7.875%, 03/01/22

77

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

United States — Continued

50

Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)

53

15

Teekay Corp., 8.500%, 01/15/20

17

350

Tenet Healthcare Corp., 8.000%, 08/01/20

384

T-Mobile USA, Inc.,

4

5.250%, 09/01/18

4

5

6.125%, 01/15/22

6

3

6.464%, 04/28/19

3

27

6.625%, 04/01/23

29

15

6.633%, 04/28/21

16

98

6.731%, 04/28/22

106

3

6.836%, 04/28/23

3

100

Tops Holding Corp./Tops Markets LLC, 8.875%, 12/15/17

110

50

Tronox Finance LLC, 6.375%, 08/15/20

51

9

tw telecom holdings, Inc., 6.375%, 09/01/23

10

10

U.S. Concrete, Inc., 8.500%, 12/01/18 (e)

11

200

UCI International, Inc., 8.625%, 02/15/19

193

United Rentals North America, Inc.,

250

8.250%, 02/01/21

282

6

9.250%, 12/15/19

7

5

USG Corp., 5.875%, 11/01/21 (e)

5

500

Valeant Pharmaceuticals International, Inc., 7.000%, 10/01/20 (e)

546

23

VWR Funding, Inc., 7.250%, 09/15/17

25

20

WCI Communities, Inc., 6.875%, 08/15/21 (e)

21

55

Westmoreland Escrow Corp., 10.750%, 02/01/18 (e)

60

Windstream Corp.,

35

7.750%, 10/15/20

38

5

7.750%, 10/01/21

5

60

Zayo Group LLC/Zayo Capital, Inc., 10.125%, 07/01/20

70

18,942

Total Corporate Bonds (Cost $40,529)

41,908

Foreign Government Securities — 8.6%

Brazil — 1.6%

BRL 2,980

Brazil Notas do Tesouro Nacional, Series F, 10.000%, 01/01/17

1,207

Colombia — 0.5%

350

Republic of Colombia, 6.125%, 01/18/41

383

Hungary — 0.5%

370

Republic of Hungary, 5.750%, 11/22/23

379

SEE NOTES TO
FINANCIAL STATEMENTS.

12

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2014

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Foreign Government Securities — Continued

Indonesia — 1.0%

Republic of Indonesia,

IDR
4,500,000

Series FR70, 8.375%, 03/15/24

390

IDR
4,600,000

Series FR71, 9.000%, 03/15/29

401

791

Mexico — 0.9%

MXN
7,600

United Mexican States, 10.000%, 12/05/24

736

Nigeria — 0.2%

NGN
35,400

Government of Nigeria, Series 20YR, 10.000%, 07/23/30

161

Romania — 0.5%

EUR
270

Romanian Government International Bond, 4.625%, 09/18/20

399

Russia — 0.4%

RUB
11,280

Russian Federation, Series 6209, 7.600%, 07/20/22

304

South Africa — 0.5%

400

South Africa Government International Bond, 5.875%, 09/16/25

428

Spain — 2.0%

EUR
1,050

Spain Government Bond, 3.750%, 10/31/18 (m)

1,559

Turkey — 0.5%

TRY
1,000

Republic of Turkey, 7.100%, 03/08/23

372

Total Foreign Government Securities (Cost $6,698)

6,719

Loan Assignments — 3.6%

United States — 3.6%

100

Albertsons LLC, Term Loan B2, VAR, 4.750%, 03/21/19

101

Alliance Healthcare Services, Inc., Term Loan,

20

VAR, 4.250%, 06/03/19

20

22

VAR, 4.250%, 06/03/19

22

5

VAR, 4.250%, 06/03/19

5

14

VAR, 4.250%, 06/03/19

14

19

VAR, 4.250%, 06/03/19

19

18

VAR, 4.250%, 06/03/19

18

16

VAR, 4.250%, 06/03/19

16

100

Ardagh Group S.A., Term Loan, VAR, 4.250%, 12/03/19

100

5

Ascensus, Inc., Initial Term Loan 2nd Lien, VAR, 9.000%, 12/02/20

5

50

Caesars Entertainment Operating Co., Inc., Extended B-6 Term Loan, VAR, 5.489%, 01/28/18

48

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

United States — Continued

75

Catalent Pharma Solutions, Inc., Term Loan, VAR, 6.500%, 12/31/17

76

Cincinnati Bell, Inc., Tranche B Term Loan,

17

VAR, 4.000%, 09/10/20

17

17

VAR, 4.000%, 09/10/20

16

17

VAR, 4.000%, 09/10/20

17

26

Clear Channel Communications, Inc., Term Loan B, VAR, 3.805%, 01/29/16

26

50

Clear Channel Communications, Inc., Term Loan D, VAR, 6.905%, 01/23/19 ^

49

24

Clear Channel Communications, Inc., Tranche E Term Loan, VAR, 7.655%, 07/30/19

24

30

Continental Building Products, Inc., 1st Lien Term Loan, VAR, 4.750%, 08/28/20

30

Dole Food Co., Inc., Tranche B Term Loan,

13

VAR, 4.500%, 11/01/18

14

13

VAR, 4.500%, 11/01/18

14

13

VAR, 4.500%, 11/01/18

13

13

VAR, 4.500%, 11/01/18

13

13

VAR, 4.500%, 11/01/18

13

13

VAR, 4.500%, 11/01/18

13

13

VAR, 4.500%, 11/01/18

13

7

VAR, 4.500%, 11/01/18

7

23

EFS Cogen Holdings, Term B Advance, VAR, 3.750%, 12/17/20

23

Fairmount Minerals Ltd., Tranche B-2 Term Loan,

1

VAR, 5.000%, 09/05/19

1

24

VAR, 5.000%, 09/05/19

24

Fieldwood Energy LLC, Closing Date Loan 2nd Lien,

20

VAR, 8.375%, 09/30/20

20

80

VAR, 8.375%, 09/30/20

83

75

FR Dixie Acquisition Corp., Term Loan B3, VAR, 5.750%, 01/16/21 ^

75

175

H. J. Heinz Co., Term B-2 Loan, VAR, 3.500%, 06/05/20

176

30

Ikaria, Inc., Initial Term Loan 1st Lien, VAR, 5.000%, 02/12/21

30

200

inVentiv Health, Inc., Consolidated Term Loan, VAR, 7.500%, 08/04/16

200

150

J.C. Penney Corp., Inc., Term Loan, VAR, 6.000%, 05/22/18

148

45

McGraw-Hill Education, Term B Loan, VAR, 9.000%, 03/22/19

45

70

National Mentor Holdings, Tranche B Term Loan, VAR, 4.750%, 01/31/21 ^

71

31

OCI Beaumont, Term B-2 Loan, VAR, 6.250%, 08/20/19

32

SEE NOTES TO
FINANCIAL STATEMENTS.

FEBRUARY 28, 2014

J.P. MORGAN INCOME FUNDS

13

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Loan Assignments — Continued

United States — Continued

Pinnacle Foods Finance LLC, 1st Lien Term Loan G,

224

VAR, 3.250%, 04/29/20 ^

223

—
(h)

VAR, 3.250%, 04/29/20 ^

—
(h)

25

Quikrete Holdings, Inc., Initial Loan 2nd Lien, VAR, 7.000%, 03/26/21

26

50

Quikrete Holdings, Inc., Initial Loan 1st Lien, VAR, 4.000%, 09/28/20

50

R.H. Donnelley, Inc., Exit Term Loan,

9

VAR, 9.750%, 12/31/16

6

10

VAR, 9.750%, 12/31/16

6

60

Rice Energy LLC, Term Loan, VAR, 8.500%, 10/25/18

61

50

ROC Finance LLC, Term Loan, VAR, 5.000%, 06/20/19

49

50

Stallion Oilfield Holdings, Inc., Term Loan B, VAR, 8.000%, 06/19/18

51

175

Univision Communications, Inc., 2013 Incramental Term Loan, VAR, 4.000%, 03/01/20

175

63

UPC Financing Partnership, Facility AH, VAR, 3.250%, 06/30/21

63

100

VAT Vakuumventile AG, 1st Lien Term Loan B, VAR, 4.750%, 01/29/21 ^

101

200

Visant Corp., Tranche B Term Loans, VAR, 5.250%, 12/22/16

197

50

WildHorse Resources LLC, Term Loan, VAR, 7.500%, 12/13/18

50

100

WTG Holdings III Corp., Term Loan 2nd Lien, VAR, 8.500%, 01/15/22

101

Total Loan Assignments (Cost $2,795)

2,810

Preferred Securities — 5.8% (x)

France — 2.1%

EUR 200

BNP Paribas S.A., Reg. S, VAR, 7.781%, 07/02/18

324

EUR 200

BPCE S.A., VAR, 9.000%, 03/17/15

293

GBP 150

Credit Agricole S.A., VAR, 8.125%, 10/26/19

278

400

Electricite de France, VAR, 5.250%, 01/29/23 (e)

403

Societe Generale S.A.,

EUR 100

VAR, 6.999%, 12/19/17

153

200

VAR, 8.250%, 11/29/18

220

1,671

Germany — 0.6%

EUR 300

Allianz SE, VAR, 4.750%, 10/24/23

436

Netherlands — 0.4%

EUR 200

Telefonica Europe B.V., Reg. S, VAR, 6.500%, 09/18/18

299

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Switzerland — 0.7%

200

Credit Suisse Group AG, VAR, 7.500%, 12/11/23 (e)

220

EUR 220

UBS AG, VAR, 4.280%, 04/15/15

307

527

United Kingdom — 1.4%

GBP
280

HBOS Capital Funding LP, VAR, 6.461%, 11/30/18

491

GBP
338

Standard Life plc, VAR, 6.750%, 07/12/27

624

1,115

United States — 0.6%

50

Bank of America Corp., Series K, VAR, 8.000%, 01/30/18

57

40

Citigroup, Inc., VAR, 5.950%, 01/30/23

39

325

Wells Fargo & Co., Series K, VAR, 7.980%, 03/15/18

371

467

Total Preferred Securities (Cost $4,245)

4,515

SHARES

Preferred Stocks — 0.1%

Cayman Islands — 0.1%

—
(h)

XLIT Ltd., Series D, VAR, 3.359%, 03/31/14 @

52

United Kingdom — 0.0% (g)

—
(h)

Royal Bank of Scotland Group plc, 6.350%, 03/31/14 @

2

—
(h)

Royal Bank of Scotland Group plc, 6.400%, 03/31/14 @

8

10

United States — 0.0% (g)

—
(h)

Ally Financial, Inc., Series G, 7.000%, 03/31/14 (e) @

37

Total Preferred Stocks (Cost $96)

99

Short-Term Investment — 2.1%

Investment Company — 2.1%

1,623

  JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.020% (b) (l) (m) (Cost
$1,623)

1,623

Total Investments — 99.2% (Cost $74,845)

77,249

Other Assets in Excess of Liabilities — 0.8%

597

NET ASSETS — 100.0%

$
77,846

Percentages indicated are based on net assets.

SEE NOTES TO
FINANCIAL STATEMENTS.

14

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2014

Futures Contracts

NUMBER OF CONTRACTS

DESCRIPTION

EXPIRATION DATE

NOTIONAL VALUE AT 02/28/14

NET UNREALIZED APPRECIATION (DEPRECIATION)

Long Futures Outstanding

52

Euro-Bobl

06/06/14

8,975

(34
)

25

10 Year Australian Government Bond

06/16/14

2,592

3

Short Futures Outstanding

(14
)

Euro-Bobl

03/06/14

(2,448
)

(20
)

(24
)

Euro Bund

06/06/14

(4,720
)

17

(66
)

10 Year U.S. Treasury Note

06/19/14

(8,219
)

(19
)

(13
)

5 Year U.S. Treasury Note

06/30/14

(1,558
)

(2
)

(55
)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY

CURRENCY

COUNTERPARTY

SETTLEMENT DATE

SETTLEMENT VALUE

VALUE AT 02/28/14

  NET
UNREALIZED APPRECIATION (DEPRECIATION)

1,033,778

BRL

HSBC Bank, N.A. †

03/17/14

424

439

15

11,750

EUR

Credit Suisse International

03/17/14

16

16

—
(h)

238,500

EUR

Goldman Sachs International

03/17/14

324

329

5

7,105,973

EUR

State Street Corp.

03/17/14

9,626

9,808

182

126,566

GBP

Goldman Sachs International

03/17/14

208

212

4

2,087,000

GBP

State Street Corp.

03/17/14

3,440

3,494

54

185,947,692

JPY

Goldman Sachs International

03/17/14

1,822

1,827

5

8,935,907

JPY

State Street Corp.

03/17/14

88

88

—
(h)

4,685,964

MXN

HSBC Bank, N.A.

03/14/14

351

353

2

24,246,659

RUB

HSBC Bank, N.A. †

03/17/14

690

672

(18
)

12,219,000

RUB

Union Bank of Switzerland AG †

03/17/14

350

339

(11
)

428,397

TRY

HSBC Bank, N.A.

03/17/14

190

193

3

17,529

17,770

241

CONTRACTS TO SELL

CURRENCY

COUNTERPARTY

SETTLEMENT DATE

SETTLEMENT VALUE

VALUE AT 02/28/14

NET UNREALIZED APPRECIATION (DEPRECIATION)

1,034,000

BRL

HSBC Bank, N.A. †

03/17/14

424

439

(15
)

1,033,778

BRL

Morgan Stanley †

03/17/14

424

440

(16
)

34,377

EUR

Citibank, N.A.

03/17/14

47

47

—
(h)

12,491

EUR

Credit Suisse International

03/17/14

17

17

—
(h)

8,858,798

EUR

Deutsche Bank AG

03/17/14

11,974

12,228

(254
)

452,762

EUR

Goldman Sachs International

03/17/14

616

625

(9
)

88,289

EUR

HSBC Bank, N.A.

03/17/14

122

122

—
(h)

14,860

EUR

National Australia Bank

03/17/14

20

20

—
(h)

7,004,362

EUR

State Street Corp.

03/17/14

9,490

9,669

(179
)

14,665

EUR

TD Bank Financial Group

03/17/14

20

20

—
(h)

12,943

EUR

Union Bank of Switzerland AG

03/17/14

18

18

—
(h)

3,110,802

EUR

Westpac Banking Corp.

03/17/14

4,242

4,294

(52
)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014

J.P. MORGAN INCOME FUNDS

15

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

CONTRACTS TO SELL

CURRENCY

COUNTERPARTY

SETTLEMENT DATE

SETTLEMENT VALUE

VALUE AT 02/28/14

NET UNREALIZED APPRECIATION (DEPRECIATION)

7,081

GBP

Barclays Bank plc

03/17/14

12

12

—
(h)

10,174

GBP

Citibank, N.A.

03/17/14

17

17

—
(h)

106,600

GBP

Goldman Sachs International

03/17/14

175

179

(4
)

894,943

GBP

National Australia Bank

03/17/14

1,467

1,499

(32
)

2,085,539

GBP

Royal Bank of Canada

03/17/14

3,393

3,492

(99
)

2,193,900

GBP

State Street Corp.

03/17/14

3,618

3,674

(56
)

194,883,599

JPY

Societe Generale

03/17/14

1,925

1,915

10

4,685,000

MXN

HSBC Bank, N.A.

03/14/14

351

353

(2
)

4,685,964

MXN

Credit Suisse International

03/18/14

350

353

(3
)

24,246,659

RUB

Goldman Sachs International †

03/17/14

692

672

20

23,368,000

RUB

HSBC Bank, N.A. †

03/17/14

665

647

18

428,397

TRY

Citibank, N.A.

03/17/14

192

193

(1
)

40,271

40,945

(674
)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

BRL

— Brazilian Real

CMO

— Collateralized Mortgage Obligation

EUR

— Euro

GBP

— British Pound

IDR

— Indonesian Rupiah

IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline
(incline) in a specified index. The interest rate shown is the rate in effect as of February 28, 2014. The rate may be subject to a cap and floor.

IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments.
As a result, interest income may be reduced considerably.

JPY

— Japanese Yen

MXN

— Mexican Peso

NGN

— Nigeria Naira

PIK

— Payment-in-Kind

Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

REMIC

— Real Estate Mortgage Investment Conduit

RUB

— Russian Ruble

STRIPS

—  Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB

— Step-Up Bond. The interest rate shown is the rate in effect as of February 28, 2014.

TRY

— Turkish Lira

VAR

  —  Variable Rate Security. The interest rate shown is the rate in effect as of February 28,
2014.

@

  —  The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of February 28, 2014.

(b)

  —  Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)

— Amount rounds to less than 0.1%.

(h)

— Amount rounds to less than one thousand (shares or dollars).

(i)

  —  Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(l)

— The rate shown is the current yield as of February 28, 2014.

(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

(x)

—  Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rates for the securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflect the next call date. The coupon rates shown are the rates in effect as of February 28, 2014.

†

— Non-deliverable forward. See Note 2.E. in the Notes to Financial Statements.

^

  —  All or a portion of the security is unsettled as of February 28, 2014. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

SEE NOTES TO
FINANCIAL STATEMENTS.

16

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2014

THIS PAGE IS
INTENTIONALLY LEFT BLANK

FEBRUARY 28, 2014

J.P. MORGAN INCOME FUNDS

17

STATEMENTS OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2014 (Unaudited)

(Amounts in
thousands, except per share amounts)

Global Bond Opportunities Fund

ASSETS:

Investments in non-affiliates, at value

$
75,626

Investments in affiliates, at value

1,623

Total investment securities, at value

77,249

Cash

216

Foreign currency, at value

161

Deposits at broker for futures contracts

104

Receivables:

Investment securities sold

82

Fund shares sold

195

Interest and dividends from non-affiliates

1,125

Dividends from affiliates

—
(a)

Tax reclaims

24

Variation margin on futures contracts

7

Unrealized appreciation on forward foreign currency exchange contracts

318

Due from Adviser

5

Total Assets

79,486

LIABILITIES:

Payables:

Investment securities purchased

809

Fund shares redeemed

10

Unrealized depreciation on forward foreign currency exchange contracts

751

Accrued liabilities:

Shareholder servicing fees

4

Distribution fees

1

Custodian and accounting fees

11

Trustees’ and Chief Compliance Officer’s fees

—
(a)

Other

54

Total Liabilities

1,640

Net Assets

$
77,846

(a)
Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

18

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2014

Global Bond Opportunities Fund

NET ASSETS:

Paid-in-Capital

$
75,663

Accumulated undistributed net investment income

494

Accumulated net realized gains (losses)

(238
)

Net unrealized appreciation (depreciation)

1,927

Total Net Assets

$
77,846

Net Assets:

Class A

$
2,485

Class C

443

Class R6

40,516

Select Class

34,402

Total

$
77,846

Outstanding units of beneficial interest (shares)

($0.0001 par value; unlimited number of shares authorized):

Class A

237

Class C

42

Class R6

3,859

Select Class

3,277

Net Asset Value (a):

Class A — Redemption price per share

$
10.49

Class C — Offering price per share (b)

10.48

Class R6 — Offering and redemption price per share

10.50

Select Class — Offering and redemption price per share

10.50

Class A maximum sales charge

3.75
%

  Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]

$
10.90

Cost of investments in non-affiliates

$
73,222

Cost of investments in affiliates

1,623

Cost of foreign currency

159

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

(b)
Redemption price for Class C shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014

J.P. MORGAN INCOME FUNDS

19

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2014 (Unaudited)

(Amounts in thousands)

Global Bond Opportunities Fund

INVESTMENT INCOME:

Interest income from non-affiliates

$
1,595

Interest income from affiliates

—
(a)

Dividend income from non-affiliates

2

Dividend income from affiliates

1

Foreign taxes withheld

(3
)

Total investment income

1,595

EXPENSES:

Investment advisory fees

167

Administration fees

25

Distribution fees:

Class A

2

Class C

—
(a)

Shareholder servicing fees:

Class A

2

Class C

—
(a)

Select Class

37

Custodian and accounting fees

36

Interest expense to affiliates

—
(a)

Professional fees

53

Trustees’ and Chief Compliance Officer’s fees

—
(a)

Printing and mailing costs

18

Registration and filing fees

15

Transfer agent fees

3

Offering costs

1

Other

5

Total expenses

364

Less amounts waived

(175
)

Less expense reimbursements

(15
)

Net expenses

174

Net investment income (loss)

1,421

REALIZED/UNREALIZED GAINS (LOSSES):

Net realized gain (loss) on transactions from:

Investments in non-affiliates

22

Futures

(175
)

Foreign currency transactions

(67
)

Net realized gain (loss)

(220
)

Change in net unrealized appreciation/depreciation of:

Investments in non-affiliates

2,340

Futures

(61
)

Foreign currency translations

(470
)

Change in net unrealized appreciation/depreciation

1,809

Net realized/unrealized gains (losses)

1,589

Change in net assets resulting from operations

$
3,010

(a)
Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

20

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2014

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

Global Bond Opportunities Fund

Six Months Ended 2/28/2014 (Unaudited)

Period Ended 8/31/2013 (a)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)

$
1,421

$
1,289

Net realized gain (loss)

(220
)

202

Change in net unrealized appreciation/depreciation

1,809

118

Change in net assets resulting from operations

3,010

1,609

DISTRIBUTIONS TO SHAREHOLDERS:

Class A

From net investment income

(33
)

(3
)

From net realized gains

(3
)

—

Class C

From net investment income

(1
)

(2
)

From net realized gains

—
(b)

—

Class R6

From net investment income

(475
)

(2
)

From net realized gains

(182
)

—

Select Class

From net investment income

(489
)

(1,091
)

From net realized gains

(155
)

—

Total distributions to shareholders

(1,338
)

(1,098
)

CAPITAL TRANSACTIONS:

Change in net assets resulting from capital transactions

49,134

26,529

NET ASSETS:

Change in net assets

50,806

27,040

Beginning of period

27,040

—

End of period

$
77,846

$
27,040

Accumulated undistributed net investment income

$
494

$
71

(a)
Commencement of operations was September 4, 2012.

(b)
Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014

J.P. MORGAN INCOME FUNDS

21

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

Global Bond Opportunities Fund

Six Months Ended 2/28/2014 (Unaudited)

Period Ended 8/31/2013 (a)

CAPITAL TRANSACTIONS:

Class A

Proceeds from shares issued

$
6,256

$
225

Distributions reinvested

36

3

Cost of shares redeemed

(4,031
)

(25
)

Change in net assets resulting from Class A capital transactions

$
2,261

$
203

Class C

Proceeds from shares issued

$
393

$
50

Distributions reinvested

1

2

Cost of shares redeemed

(10
)

—

Change in net assets resulting from Class C capital transactions

$
384

$
52

Class R6

Proceeds from shares issued

$
38,999

$
50

Distributions reinvested

657

2

Change in net assets resulting from Class R6 capital transactions

$
39,656

$
52

Select Class

Proceeds from shares issued

$
6,468

$
25,131

Distributions reinvested

589

1,091

Cost of shares redeemed

(224
)

—

Change in net assets resulting from Select Class capital transactions

$
6,833

$
26,222

Total change in net assets resulting from capital transactions

$
49,134

$
26,529

SHARE TRANSACTIONS:

Class A

Issued

603

22

Reinvested

3

—
(b)

Redeemed

(389
)

(2
)

Change in Class A Shares

217

20

Class C

Issued

38

5

Reinvested

—
(b)

—
(b)

Redeemed

(1
)

—

Change in Class C Shares

37

5

Class R6

Issued

3,790

5

Reinvested

64

—
(b)

Change in Class R6 Shares

3,854

5

Select Class

Issued

624

2,512

Reinvested

57

106

Redeemed

(22
)

—

Change in Select Class Shares

659

2,618

(a)
Commencement of operations was September 4, 2012.

(b)
Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

22

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2014

THIS PAGE IS
INTENTIONALLY LEFT BLANK

FEBRUARY 28, 2014

J.P. MORGAN INCOME FUNDS

23

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

Per share operating performance

Investment operations

Distributions

Net asset value, beginning of period

Net investment income (loss)

Net realized and unrealized gains (losses) on investments

Total from investment operations

Net investment income

Net realized gain

Total distributions

Global Bond Opportunities Fund

Class A

Six Months Ended February 28, 2014 (Unaudited)

$
10.20

$
0.24
(f)

$
0.26

$
0.50

$
(0.16
)

$
(0.05
)

$
(0.21
)

September 4, 2012 (g) through August 31, 2013

10.00

0.45

0.16

0.61

(0.41
)

—

(0.41
)

Class C

Six Months Ended February 28, 2014 (Unaudited)

10.21

0.21
(f)

0.26

0.47

(0.15
)

(0.05
)

(0.20
)

September 4, 2012 (g) through August 31, 2013

10.00

0.44

0.14

0.58

(0.37
)

—

(0.37
)

Class R6

Six Months Ended February 28, 2014 (Unaudited)

10.21

0.24
(f)

0.28

0.52

(0.18
)

(0.05
)

(0.23
)

September 4, 2012 (g) through August 31, 2013

10.00

0.52

0.14

0.66

(0.45
)

—

(0.45
)

Select Class

Six Months Ended February 28, 2014 (Unaudited)

10.21

0.24
(f)

0.27

0.51

(0.17
)

(0.05
)

(0.22
)

September 4, 2012 (g) through August 31, 2013

10.00

0.50

0.14

0.64

(0.43
)

—

(0.43
)

(a)
Annualized for periods less than one year.

(b)
Not annualized for periods less than one year.

(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)
Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.

(e)
Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

(f)
Calculated based upon average shares outstanding.

(g)
Commencement of operations.

(h)
Certain non-recurring expenses incurred by the Fund were not annualized for the periods ended August 31, 2013 and February 28, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.

24

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2014

Ratios/Supplemental data

Ratios to average net assets (a)

Net asset value, end of period

Total return (excludes sales charge) (b)(c)

  Net assets, end
of period (000’s)

Net expenses (d)

Net investment income (loss)

Expenses without waivers, reimbursements and earnings credits

Portfolio turnover rate (b)(e)

$
10.49

4.95
%

$
2,485

0.89
%(h)

4.61
%(h)

1.58
%(h)

42
%

10.20

6.12

203

0.90
(h)

4.66
(h)

2.41
(h)

117

10.48

4.66

443

1.29
(h)

4.13
(h)

2.15
(h)

42

10.21

5.77

53

1.30
(h)

4.30
(h)

2.54
(h)

117

10.50

5.14

40,516

0.49
(h)

4.74
(h)

1.04
(h)

42

10.21

6.58

53

0.50
(h)

5.10
(h)

1.55
(h)

117

10.50

5.08

34,402

0.64
(h)

4.66
(h)

1.34
(h)

42

10.21

6.43

26,731

0.65
(h)

4.95
(h)

1.80
(h)

117

SEE NOTES TO FINANCIAL
STATEMENTS.

FEBRUARY 28, 2014

J.P. MORGAN INCOME FUNDS

25

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (Unaudited)

1. Organization

JPMorgan Trust I (the
“Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

Classes Offered

Diversified/Non-Diversified

Global Bond Opportunities Fund

Class A, Class C, Class R6 and Select Class

Non-Diversified

The investment objective of the Fund is to seek to provide total return.

The Fund commenced operations on September 4, 2012. Prior to May 31, 2013, the Fund was not publicly offered for investment.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class R6 and Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the
Fund’s prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value.
In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean
securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock
Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain
investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or
“JPMFM”) has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), and J.P. Morgan Asset
Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

26

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2014

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

See the tables on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at February 28, 2014.

Valuations reflected in this report are as of
the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, and are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•

Level 1 — quoted prices in active markets for identical securities

•

  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

Level 1 Quoted prices

Level 2 Other significant observable inputs

Level 3 Significant unobservable inputs

Total

Investments in Securities

Debt Securities

Asset-Backed Securities

Italy

$
—

$
239

$
—

$
239

United States

—

102

6,231

6,333

Total Asset-Backed Securities

—

341

6,231

6,572

Collateralized Mortgage Obligations

Agency CMO

United States

—

4,626

439

5,065

Non-Agency CMO

Italy

—

—

146

146

Spain

—

251

—

251

United States

—

1,178

—

1,178

Total Collateralized Mortgage Obligations

—

6,055

585

6,640

Commercial Mortgage-Backed Securities

Ireland

—

233

—

233

United States

—

1,889

885

2,774

Total Commercial Mortgage-Backed Securities

—

2,122

885

3,007

Convertible Bonds

United Kingdom

—

201

—

201

United States

—

3,155

—

3,155

Total Convertible Bonds

—

3,356

—

3,356

FEBRUARY 28, 2014

J.P. MORGAN INCOME FUNDS

27

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (Unaudited) (continued)

Level 1 Quoted prices

Level 2 Other significant observable inputs

Level 3 Significant unobservable inputs

Total

Corporate Bonds

Australia

$

—

$

181

$

—

$

181

Austria

—

291

—

291

Bahamas

—

38

—

38

Bermuda

—

450

—

450

Canada

—

937

—

937

Cayman Islands

—

645

—

645

Colombia

—

434

—

434

Croatia

—

886

—

886

Denmark

—

339

—

339

France

—

1,209

—

1,209

Germany

—

2,274

—

2,274

Ireland

—

1,540

—

1,540

Italy

—

789

—

789

Luxembourg

—

5,157

—

5,157

Netherlands

—

963

—

963

Norway

—

10

—

10

South Africa

—

272

—

272

Spain

—

461

—

461

Sweden

—

333

—

333

Switzerland

—

675

—

675

United Kingdom

—

5,082

—

5,082

United States

—

18,776

166

18,942

Total Corporate Bonds

—

41,742

166

41,908

Foreign Government Securities

—

6,719

—

6,719

Preferred Securities

France

—

1,671

—

1,671

Germany

—

436

—

436

Netherlands

—

299

—

299

Switzerland

—

527

—

527

United Kingdom

—

1,115

—

1,115

United States

—

467

—

467

Total Preferred Securities

—

4,515

—

4,515

Preferred Stocks

Cayman Islands

—

52

—

52

United Kingdom

10

—

—

10

United States

—

37

—

37

Total Preferred Stocks

10

89

—

99

Loan Assignments

United States

—

2,810

—

2,810

Short-Term Investment

Investment Company

$
1,623

$
—

$
—

$
1,623

Total Investments in Securities

$
1,633

$
67,749

$
7,867

$
77,249

Appreciation in Other Financial Instruments

Forward Foreign Currency Exchange Contracts

$
—

$
318

$
—

$
318

Futures Contracts

20

—

—

20

Total Appreciation in Other Financial Instruments

$
20

$
318

$
—

$
338

Depreciation in Other Financial Instruments

Forward Foreign Currency Exchange Contracts

$
—

$
(751
)

$
—

$
(751
)

Futures Contracts

(75
)

—

—

(75
)

Total Depreciation in Other Financial Instruments

$
(75
)

$
(751
)

$
—

$
(826
)

28

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2014

There were no transfers between Levels 1 and 2 during the six months ended February 28, 2014.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Balance as of 8/31/13

Realized gain (loss)

Change in unrealized appreciation (depreciation)

Net accretion (amortization)

Purchases¹

Sales²

Transfers into Level 3

Transfers out of Level 3

Balance as of 2/28/14

Investments in Securities

Asset-Backed Securities — United States

$
1,622

$
—

$
45

$
6

$
4,628

$
(221
)

$
151

$
—

$
6,231

Collateralized Mortgage Obligations

Agency CMO — United States

—

—

6

(49
)

482

—

—

—

439

Non-Agency CMO— Italy

138

—

7

1

—

—

—

—

146

Commercial Mortgage-Backed Securities —United States

296

—

3

—
(a)

586

—

—

—

885

Corporate Bonds — United States

70

—

10

—

89

(3
)

—

—

166

$
2,126

$
—

$
71

$
(42
)

$
5,785

$
(224
)

$
151

$
—

$
7,867

(1)
Purchases include all purchases of securities and securities received in corporate actions.

(2)
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)
Amount rounds to less than $1,000.

Transfers into,
and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at February 28, 2014, which were valued using significant unobservable inputs (Level 3) amounted to approximately
$71,000. This amount is included in Change in net unrealized appreciation (depreciation) of investments in non-affiliates on the Statement of Operations.

Quantitative Information about Level 3 Fair Value Measurements #

(amounts in
thousands)

Fair Value at 2/28/14

Valuation Technique(s)

Unobservable Input

Range (Weighted Average)

$
4,434

Discounted Cash Flow

Constant Prepayment Rate

0.00% - 10.00% (3.18%)

Constant Default Rate

4.00% - 11.00% (6.44%)

Yield (Discount Rate of Cash Flows)

3.09% - 8.09% (4.94%)

Asset-Backed Securities

4,434

439

Discounted Cash Flow

PSA Prepayment Model

223.00% - 254.00% (235.80%)

Yield (Discount Rate of Cash Flows)

4.01% - 12.01% (7.31%)

Collateralized Mortgage Obligations

439

885

Discounted Cash Flow

Yield (Discount Rate of Cash Flows)

3.76% - 6.87% (5.35%)

Commercial Mortgage-Backed Securities

885

Total

$
5,758

#
The table above does not include Level 3 securities that are valued by brokers and pricing services. At February 28, 2014, the value of these securities was approximately $2,109,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable

FEBRUARY 28, 2014

J.P. MORGAN INCOME FUNDS

29

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (Unaudited) (continued)

inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases
(decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Restricted and Illiquid Securities — Certain securities held by the Fund may be subject to legal or contractual restrictions on resale and/or are illiquid. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Illiquid securities are securities which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately their fair value and include, but are not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Fund. As of February 28, 2014, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.

The value and percentage of net assets of illiquid securities as of February 28, 2014 were approximately $191,000 and 0.2%, respectively.

C. Loan Assignments — The Fund invests in loan assignments of all or a portion of the loans. When the Fund purchases a loan assignment, the Fund has direct rights against the borrower on a loan provided, however, the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent.
As a result, the Fund assumes the credit risk of the Borrower (“Intermediate Participants”) and any other persons interpositioned between the Fund and the Borrower. Although certain loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing on such collateral or have its interest subordinated to other indebtedness of the obligor. In addition, loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid, when purchased, may become illiquid.

D. Futures
Contracts — The Fund uses treasury, index or other financial futures contracts to gain or reduce exposure to the stock and bond markets, maintain liquidity and minimize transactions costs. The Fund also buys futures contracts to immediately invest incoming cash in the market or sells futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation in the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported in the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated in the SOI and cash deposited is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The table below discloses the volume of the Fund’s futures contracts activity during the six months ended February 28, 2014 (amounts in thousands):

Futures Contracts:

Average Notional Balance Long

$
3,358

Average Notional Balance Short

10,425

Ending Notional Balance Long

11,567

Ending Notional Balance Short

16,945

The Fund’s futures contracts are not subject to master netting arrangements.

E. Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also buys forward foreign currency

30

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2014

exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

As of February 28, 2014, the Fund did
not receive or post collateral for forward foreign currency exchange contracts.

The table below discloses the volume of the Fund’s forward
foreign currency exchange contracts activity during the six months ended February 28, 2014 (amounts in thousands):

Forward Foreign Currency Exchange Contracts:

Average Settlement Value Purchased

$
7,121

Average Settlement Value Sold

25,357

Ending Settlement Value Purchased

17,529

Ending Settlement Value Sold

40,271

F. Summary of Derivatives Information — The following table presents the value of derivatives held as of
February 28, 2014, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities (amounts in thousands):

Derivative Contract

Statement of Assets and Liabilities Location

Gross Assets:

Futures Contracts (a)

Forward Foreign Currency Exchange Contracts

Total

Interest rate contracts

Receivables, Net Assets — Unrealized Appreciation

$
20

$
—

$
20

Foreign exchange contracts

Receivables

—

318

318

Total

$
20

$
318

$
338

Gross Liabilities:

Interest rate contracts

Payables, Net Assets — Unrealized Depreciation

$
(75
)

$
—

$
(75
)

Foreign exchange contracts

Payables

—

(751
)

(751
)

Total

$
(75
)

$
(751
)

$
(826
)

(a)
This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOI. The Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable to brokers.

The Fund is party to various derivative contracts governed by
International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The lSDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

FEBRUARY 28, 2014

J.P. MORGAN INCOME FUNDS

31

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (Unaudited) (continued)

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of February 28, 2014 (amounts in thousands):

Counterparty

Gross Amount of Derivative Assets Presented in the Statement of Assets
and Liabilities (a)

Derivatives Available for Offset

Collateral Received

Net Amount Due From Counterparty (not less than zero)

Goldman Sachs International

$
34

$
(13
)

$
—

$
21

HSBC Bank, N.A.

38

(35
)

—

3

Societe Generale

10

—

—

10

State Street Corp.

236

(235
)

—

1

Exchange Traded Futures Contracts & Options Contracts (b)

20
(c)

—

—

20

Total

$
338

$
(283
)

$
—

$
55

Counterparty

Gross Amount of Derivative Liabilities Presented in the Statement of Assets
and Liabilities (a)

Derivatives Available for Offset

Collateral Posted

Net Amount Due To Counterparty (not less than zero)

Barclays Bank plc

$
—
(d)

$
—

$
—

$
—
(d)

Citibank, N.A.

1

—

—

1

Credit Suisse International

3

—

—

3

Deutsche Bank AG

254

—

—

254

Goldman Sachs International

13

(13
)

—

—

HSBC Bank, N.A.

35

(35
)

—

—

Morgan Stanley

16

—

—

16

National Australia Bank

32

—

—

32

Royal Bank of Canada

99

—

—

99

State Street Corp.

235

(235
)

—

—

TD Bank Financial Group

—
(d)

—

—

—
(d)

Union Bank of Switzerland AG

11

—

—

11

Westpac Banking Corp.

52

—

—

52

Exchange Traded Futures Contracts & Options Contracts (b)

75
(c)

—

—

75

Total

$
826

$
(283
)

$
—

$
543

(a)
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

(b)
These derivatives are not subject to master netting arrangements.

(c)
This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOI. The Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable to brokers for futures contracts.

(d)
Amount rounds to less than $1,000.

The following
tables present the effect of derivatives on the Statement of Operations for the six months ended February 28, 2014, by primary underlying risk exposure (amounts in thousands):

Amount of Realized Gain (Loss) on Derivatives Recognized in Statement of Operations

Derivative Contract

Futures Contracts

Forward Foreign Currency Exchange Contracts

Total

Interest rate contracts

$
(175
)

$
—

$
(175
)

Foreign exchange contracts

—

(57
)

(57
)

Total

$
(175
)

$
(57
)

$
(232
)

32

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2014

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of
Operations

Derivative Contract

Futures Contracts

Forward Foreign Currency Exchange Contracts

Total

Interest rate contracts

$
(61
)

$
—

$
(61
)

Foreign exchange contracts

—

(481
)

(481
)

Total

$
(61
)

$
(481
)

$
(542
)

The Fund’s derivatives contracts held at February 28, 2014 are not accounted for as hedging instruments under GAAP.

G. Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date.
Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions on the Statement of Operations.

Reported realized foreign currency gains and losses
arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign currency gains and losses arise from changes (due to changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end.

H. Offering and Organizational
Costs — Total offering costs of approximately $83,000 paid in connection with the offering of shares of the Fund were amortized on a straight line basis over 12 months from the date the Fund commenced operations. Costs paid in connection with the organization of the Fund, if any, were recorded as an expense at the time it commenced operations.

I. Security Transactions and
Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.

J. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

K. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of
1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for
Federal income tax is necessary. Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of February 28, 2014, no liability for income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.

L. Foreign Taxes
— The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

M. Distributions to Shareholders —
Distributions from net investment income are generally declared and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses.
Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP.
To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, the Adviser, an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate of 0.55% of the Fund’s average daily net assets.

FEBRUARY 28, 2014

J.P. MORGAN INCOME FUNDS

33

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (Unaudited) (continued)

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B.
Administration Fees — Pursuant to an Administration Agreement, the Administrator, an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at the annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended February 28, 2014, the annualized effective rate was 0.08% of the Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Fund’s sub-administrator (the
“Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C.
Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of the Fund’s shares. The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Fund in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that the Fund shall pay distribution fees, including payments to the Distributor, at annual rates of 0.25% and 0.75% of the average daily net assets of Class A and Class C Shares, respectively.

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class
C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended February 28, 2014, the Distributor retained the following (amounts in thousands):

Front-End Sales Charge

CDSC

$2

$
—

D. Shareholder Servicing Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing
Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. The Class R6 Shares do not participate in the Shareholder Servicing Agreement. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly at an annual rate of 0.25% for Class A, Class C and Select Class Shares.

The Distributor has
entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing
fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the
Fund. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees in the Statement of Operations. The Fund earns interest on uninvested cash balances held by the custodian. Such interest amounts are presented separately in the Statement of Operations.

Payments to the custodian may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately in the Statement of Operations.

Interest income, if any, earned on cash balances at the custodian, is included in Interest income from affiliates in the Statement of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included as Interest expense to affiliates in the Statement of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Fund’s average daily net assets as shown in the table below:

Class A

Class C

Class R6

Select Class

0.90
%

1.30
%

0.50
%

0.65
%

The expense limitation agreement was in effect for the six months ended February 28, 2014. The contractual expense limitation percentages in the table above are in place until at least December 31, 2014.

For the six months ended February 28, 2014,
the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows (amounts in thousands). None of these parties expect the Fund to repay any such waived fees and reimbursed expenses in future years.

Contractual Waivers

Investment Advisory

Administration

Shareholder Servicing

Total

Contractual Reimbursements

$
130

$
25

$
16

$
171

$
15

34

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2014

Additionally, the Fund may invest in one or more money market funds advised by the Adviser or its affiliates.
The Adviser, Administrator and Distributor, as shareholder servicing agent, waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Fund’s investment in such affiliated money market fund. A portion of the waiver is voluntary.

Waivers resulting from investments in these money market funds for the six months ended
February 28, 2014 were approximately $4,000.

G. Other — Certain officers of the Trust are affiliated with the Adviser, the
Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended February 28, 2014, the Fund may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Fund may use related party broker-dealers. For the six months ended February 28, 2014, the Fund did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six
months ended February 28, 2014, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

Purchases (excluding U.S. Government)

Sales (excluding U.S. Government)

$
70,552

$
23,235

During the six months ended February 28, 2014, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For
Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at February 28, 2014 were as follows (amounts in thousands):

  Aggregate
Cost

Gross Unrealized Appreciation

Gross Unrealized Depreciation

Net Unrealized Appreciation (Depreciation)

$
74,845

$
2,745

$
341

$
2,404

At August 31, 2013, the Fund did not have any net capital loss carryforwards.

6. Borrowings

The Fund relies upon an
exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate.
The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are both investment companies in the same “group of investment companies” (as defined in
Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement,
JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 10, 2014.

The Fund had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at February 28, 2014, or at any time during the six months then ended.

Interest expense paid, if any,
as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statement of Operations.

FEBRUARY 28, 2014

J.P. MORGAN INCOME FUNDS

35

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (Unaudited) (continued)

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters
into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the
Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

One or more affiliates of the
Adviser have investment discretion with respect to their clients’ holdings in the Fund, which collectively represent a significant portion of the Fund’s assets.

The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s shares being more sensitive to economic results of those issuing the securities.

The Fund may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the period. Such concentrations may subject the Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

As of February 28, 2014, a significant portion of the Fund’s net assets consisted of securities that were denominated in foreign currencies.
Changes in currency exchange rates will affect the value of, and investment income from, such securities.

The Fund is subject to interest rate
and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Fund is also subject
to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Fund such as swap and option contracts, credit linked notes, exchange-traded notes, forward foreign currency exchange contracts and
To-Be-Announced securities.

The Fund is subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher-rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

The Fund’s investments in sovereign and corporate debt obligations within emerging market countries may be subject to potentially higher risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk.
The consequences of less political, social or economic stability in these markets may have disruptive effects on the market prices of the Fund’s investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

As of February 28, 2014, the Fund invested approximately 52.8% of its total investments in the United States.

36

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2014

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1,
2013, and continued to hold your shares at the end of the reporting period, February 28, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Beginning Account Value September 1, 2013

Ending Account Value February 28, 2014

Expenses Paid During the Period*

Annualized Expense Ratio

Global Bond Opportunities Fund

Class A

Actual

$
1,000.00

$
1,049.50

$
4.52

0.89
%

Hypothetical

1,000.00

1,020.38

4.46

0.89

Class C

Actual

1,000.00

1,046.60

6.55

1.29

Hypothetical

1,000.00

1,018.40

6.46

1.29

Class R6

Actual

1,000.00

1,051.40

2.49

0.49

Hypothetical

1,000.00

1,022.36

2.46

0.49

Select Class

Actual

1,000.00

1,050.80

3.25

0.64

Hypothetical

1,000.00

1,021.62

3.21

0.64

*
Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FEBRUARY 28, 2014

J.P. MORGAN INCOME FUNDS

37

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the prospectus and
Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Fund’s website at www.jpmorganfunds.com. A description of such policies and procedures is on the
SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record for the most recent
12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase &
Co., 2014. All rights reserved. February 2014.

SAN-GBO-214

Semi-Annual Report

J.P. Morgan Income Funds

February 28, 2014 (Unaudited)

JPMorgan Floating Rate Income Fund

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objective, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

MARCH 10, 2014 (Unaudited)

Dear Shareholder:

While the global economy achieved measured improvement in recent months, intermittent volatility in financial markets drove yield-hungry investors back into developed markets at an accelerated pace through the six months ended February 28, 2014. Fixed-income markets generally struggled amid a concerted effort by central bankers to stimulate economic growth, while equity markets in developed nations performed well. From a macro-economic perspective, the U.S. Federal Reserve (the “Fed”) served as the focal point of investors’ attention after the bank signaled its intent to “taper” off its $85 billion in monthly purchases in response to improvement in key economic indicators. The Fed’s initial statement injected volatility into the market as investors sought further clarity on the impact and timing of any move to reduce Fed purchases of agency asset-backed securities and Treasury bonds, a program known as Quantitative Easing (QE). Volatility spiked again in September, when the Fed confounded expectations and abstained from tapering its QE purchases. It wasn’t until December that the Fed moved to cut its QE program by $10 billion a month. The Fed’s decision sparked a rally in equity markets and drove Treasury bond prices lower. The Fed followed in February with another $10 billion reduction, bringing the QE program to $65 billion in monthly asset purchases.

“The intermittent volatility that marked the reporting period serves to underline the wisdom of maintaining a long-term view of your investment portfolio and the benefits derived from diversified holdings.”

Fiscal risk also injected uncertainty into financial markets during the reporting period. In the U.S. Congress, an opposition effort to de-fund the Affordable Care Act — the president’s signature domestic policy — led to the partial shutdown of the federal government at the start of the reporting period. The de-funding effort failed, and by December a measure of uncertainty was lifted when Congress adopted a bipartisan budget agreement and tactical threats to block authority to raise the federal debt ceiling were withdrawn.

In the final two months of the reporting period, there were signs of slowing growth in the U.S. economy, with domestic factory activity dropping to an eight-month low, weakness in housing starts and the weakest two months of private sector hiring since August-September 2012. Economists had difficulty determining whether the data indicated further weakness in certain sectors of the economy or reflected the temporary effects of unusually harsh winter weather in large parts of the U.S. Notably, consumer spending in January increased more than expected and consumer confidence improved in February from January. The broad-based
Standard & Poor’s 500 Index of stocks closed at a record high on the final day of the reporting period, and returned 13.51% for the six-month period. The Barclays U.S. Aggregate Index returned 2.87% for the period.

Fed Taper Pressures Emerging Markets

Volatility also stung emerging markets late in the period
when investors, who had been on a global search for yield amid the low interest rate environment, moved back into developed markets after the Fed moved to taper off its QE program. The prospect of rising interest rates in developed markets fueled a sell-off in both equities and debt securities in emerging markets, which in turn destabilized currency prices in those markets. Background concerns about the health of China’s economy and political unrest in Thailand, Turkey, Egypt,
Venezuela — and particularly in Ukraine — put further pressure on emerging market assets. However, the outflow of capital appeared to slow at the end of the reporting period and stronger than expected growth in South Africa and further monetary tightening in Brazil helped the MSCI Emerging Market Index rebound and end the reporting period with a 5.79% gain. The Barclays Emerging Markets Debt Index returned 5.53% for the period.

In Europe, central bank efforts to stabilize the economy appeared to succeed and signs of growth continued through the reporting period. By December, Ireland had become the first member nation of the European Union (EU) to exit its bailout program. While the various sovereign debt crises appeared to have been resolved, unemployment throughout the EU remained exceptionally high and the threat of price deflation grew in select nations. In Japan, Prime Minister Shinzo Abe’s efforts to stimulate economic growth appeared to be working, though the movement of capital from emerging markets to relatively safer investments drove the yen higher. For the six-month period, the MSCI Europe Australasia, Far East Index returned 10.76%.

While economic growth
appears to have solidified in the U.S. and Europe, investors and economists expect market volatility may continue through calendar 2014. The recent rally in equities may leave stocks vulnerable to market corrections and, with the exception of Fed policy, many of the political and economic factors that drove volatility over the past six months remain in place. The intermittent volatility that marked the reporting period serves to underline the wisdom of maintaining a long-term view of your investment portfolio and the benefits derived from diversified holdings.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management

J.P. Morgan Asset
Management

FEBRUARY 28, 2014

J.P. MORGAN INCOME FUNDS

1

JPMorgan Floating Rate Income Fund

FUND COMMENTARY

SIX MONTHS ENDED FEBRUARY 28, 2014 (Unaudited)

REPORTING PERIOD RETURN:

Fund (Select Class Shares)*

3.11%

Credit Suisse Leveraged Loan Index

3.07%

Barclays U.S. Aggregate Index

2.84%

Net Assets as of 2/28/2014 (In Thousands)

$
4,272,428

INVESTMENT OBJECTIVE**

The JPMorgan Floating Rate Income Fund (the “Fund”) seeks to provide current income with a secondary objective of capital appreciation.

HOW DID THE MARKET PERFORM?

The six months ended February 28, 2014 presented a challenging environment for the overall fixed income market, as interest rates generally moved higher in anticipation of the U.S. Federal Reserve’s decision to taper off its asset purchase program. Late in the reporting period, interest rate volatility receded and the Barclays U.S. Aggregate Index returned 2.84% for the period.

Despite this challenging backdrop, high yield bonds (also known as
“junk bonds”) and floating rate securities generated solid returns. Tightening credit spreads, low default rates and overall positive investor demand supported these securities during the reporting period.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund mainly invested its assets in floating rate debt instruments issued by corporations, which included loan assignments. These securities possess floating rate coupons that adjust in accordance with movements in short-term interest rates such as LIBOR and are generally rated below investment grade. Demand for these fixed income securities was supported by investors’ search for yield during the reporting period, which created a positive technical environment for the asset class. Meanwhile, accommodative policies from central banks bolstered investors’ appetite for risk, while corporate earnings and balance sheets remained strong. These factors provided additional support for floating rate debt instruments.

The Fund’s (Select Class Shares) outperformance relative to the Credit Suisse Leveraged Loan Index (the
“Benchmark) for the six months ended February 28, 2014 was driven by security selection in the housing sector and its underweight position in the service sector. Security selection in the utility sector detracted from relative performance. The
Fund’s cash position also detracted from relative performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund was overweight AAA, BBB and B and non-rated sectors and generally underweight in sectors rated Baa and Caa and lower.
The Fund’s portfolio managers generally upgraded the credit quality of the portfolio during the reporting period and gained exposure to these sectors mainly by investing in floating rate debt instruments issued by corporations and, to a lesser extent, fixed rate corporate debt securities.

PORTFOLIO COMPOSITION***

Loan Assignments

71.5
%

Corporate Bonds

18.3

Others (each less than 1.0%)

0.8

Short-Term Investment

9.4

*

The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

**

The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

***

Percentages indicated are based on total investments as of February 28, 2014. The Fund’s portfolio composition is subject to change.

2

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2014

  AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28,
2014

INCEPTION DATE OF CLASS

6 MONTH*

1 YEAR

SINCE INCEPTION

CLASS A SHARES

6/1/11

Without Sales Charge

2.99
%

4.81
%

4.65
%

With Sales Charge**

(0.87
)

0.90

3.20

CLASS C SHARES

6/1/11

Without CDSC

2.68

4.31

4.14

With CDSC***

1.68

3.31

4.14

CLASS R6 SHARES

10/31/13

3.25

5.20

4.97

SELECT CLASS SHARES

6/1/11

3.11

5.06

4.92

*

Not annualized.

**

Sales Charge for Class A Shares is 2.25%. Prior to January 2, 2014, the sales charge was 3.75%.

***

Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (6/1/11 TO 2/28/14)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced
operations on June 1, 2011.

Returns for Class R6 Shares prior to their inception date are based on the performance of Select Class Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Select Class Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Floating Rate Income Fund, the Credit Suisse Leveraged Loan Index, the Barclays U.S. Aggregate
Index and the Lipper Loan Participation Funds Index from June 1, 2011 to February 28, 2014. The performance of the Lipper Loan Participation Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Credit Suisse Leveraged Loan Index and the Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The performance of the

Lipper Loan Participation Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund.
The Credit Suisse Leveraged Loan Index is an unmanaged market value-weighted index designed to represent the investable universe of the U.S. dollar-denominated leveraged loan market. The index reflects reinvestment of all distributions and changes in market prices. The Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Loan Participation Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date.
Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 28, 2014

J.P. MORGAN INCOME FUNDS

3

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (Unaudited)
(continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Corporate Bonds — 19.2%

Consumer Discretionary — 3.4%

Hotels, Restaurants & Leisure — 0.7%

16,000

MGM Resorts International, 11.375%, 03/01/18 (m)

20,760

6,975

Seneca Gaming Corp., 8.250%, 12/01/18 (e)

7,498

28,258

Household Durables — 0.9%

K. Hovnanian Enterprises, Inc.,

1,200

6.250%, 01/15/16 (m)

1,266

900

7.000%, 01/15/19 (e)

927

4,000

KB Home, 9.100%, 09/15/17 (m)

4,760

Lennar Corp.,

4,210

4.500%, 06/15/19

4,300

14,578

Series B, 12.250%, 06/01/17 (m)

18,951

4,590

M/I Homes, Inc., 8.625%, 11/15/18 (m)

4,963

2,702

Standard Pacific Corp., 10.750%, 09/15/16 (m)

3,283

38,450

Media — 1.2%

3,565

Allbritton Communications Co., 8.000%, 05/15/18 (m)

3,748

13,217

Cablevision Systems Corp., 8.625%, 09/15/17 (m)

15,761

5,400

Clear Channel Communications, Inc., 9.000%, 03/01/21 (m)

5,656

2,750

Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 03/15/20

2,977

DISH DBS Corp.,

3,750

7.125%, 02/01/16 (m)

4,125

6,971

7.875%, 09/01/19

8,191

4,107

Mediacom LLC/Mediacom Capital Corp., 9.125%, 08/15/19 (m)

4,415

965

Regal Cinemas Corp., 8.625%, 07/15/19 (m)

1,034

2,000

Univision Communications, Inc., 7.875%, 11/01/20 (e)

2,215

2,000

WMG Acquisition Corp., 11.500%, 10/01/18 (m)

2,275

50,397

Specialty Retail — 0.6%

Claire’s Stores, Inc.,

1,872

6.125%, 03/15/20 (e)

1,778

8,128

9.000%, 03/15/19 (e)

8,555

4,900

J. Crew Group, Inc., 8.125%, 03/01/19 (m)

5,133

EUR 7,700

New Look Bondco I plc, (United Kingdom), VAR, 6.527%, 05/14/18 (e)

10,789

26,255

Total Consumer Discretionary

143,360

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Consumer Staples — 0.9%

Food & Staples Retailing — 0.0% (g)

2,800

Tops Holding Corp./Tops Markets LLC, 8.875%, 12/15/17

3,066

Food Products — 0.5%

7,437

Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e) (m)

8,153

7,500

Pilgrim’s Pride Corp., 7.875%, 12/15/18 (m)

8,119

3,575

Smithfield Foods, Inc., 7.750%, 07/01/17 (m)

4,147

20,419

Household Products — 0.4%

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,

10,000

7.875%, 08/15/19 (m)

11,050

4,750

8.500%, 05/15/18

4,999

16,049

Total Consumer Staples

39,534

Energy — 2.8%

Energy Equipment & Services — 0.8%

1,109

CGG S.A., (France), 9.500%, 05/15/16 (m)

1,153

1,125

Hercules Offshore, Inc., 7.125%, 04/01/17 (e) (m)

1,188

12,300

Ocean Rig UDW, Inc., Reg. S, 9.500%, 04/27/16 (e)

12,961

1,369

Petroleum Geo-Services ASA, (Norway), 7.375%, 12/15/18 (e) (m)

1,475

5,750

Seadrill Ltd., (Bermuda), 5.625%, 09/15/17 (e)

5,995

10,680

SESI LLC, 7.125%, 12/15/21 (m)

11,855

34,627

Oil, Gas & Consumable Fuels — 2.0%

13,000

Chesapeake Energy Corp., 3.250%, 03/15/16 (m)

13,097

20,990

Citgo Petroleum Corp., 11.500%, 07/01/17 (e) (m)

22,669

Energy XXI Gulf Coast, Inc.,

7,435

7.750%, 06/15/19 (m)

7,993

2,000

9.250%, 12/15/17 (m)

2,185

3,500

EP Energy LLC/EP Energy Finance, Inc., 9.375%, 05/01/20

4,051

4,500

EP Energy LLC/Everest Acquisition Finance, Inc., 6.875%, 05/01/19 (m)

4,854

1,800

Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 12/15/18 (m)

1,940

1,700

Hilcorp Energy I LP/Hilcorp Finance Co., 7.625%, 04/15/21 (e) (m)

1,853

2,100

Martin Midstream Partners LP/Martin Midstream Finance Corp., 8.875%, 04/01/18 (m)

2,200

SEE NOTES TO
FINANCIAL STATEMENTS.

4

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2014

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Corporate Bonds — Continued

Oil, Gas & Consumable Fuels — Continued

4,870

Memorial Resource Development LLC/Memorial Resource Finance Corp., PIK, 10.750%, 12/15/18 (e)

4,955

2,007

Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e) (m)

2,107

NOK 20,000

Teekay Corp., Reg. S, VAR, 6.420%, 10/09/15

3,391

NOK 10,320

Teekay Offshore Partners LP, Reg. S, VAR, 5.650%, 01/25/16

1,732

3,660

Ultra Petroleum Corp., (Canada), 5.750%, 12/15/18 (e)

3,834

6,000

WPX Energy, Inc., 5.250%, 01/15/17 (m)

6,443

83,304

Total Energy

117,931

Financials — 2.1%

Capital Markets — 0.2%

E*TRADE Financial Corp.,

4,310

6.000%, 11/15/17 (m)

4,569

3,045

6.750%, 06/01/16 (m)

3,296

7,865

Commercial Banks — 0.1%

5,000

Barclays Bank plc, (United Kingdom), 6.050%, 12/04/17 (e) (m)

5,656

Consumer Finance — 1.4%

54,155

Ally Financial, Inc., VAR, 2.917%, 07/18/16 (m)

55,281

General Motors Financial Co., Inc.,

3,066

2.750%, 05/15/16

3,126

2,844

3.250%, 05/15/18

2,911

61,318

Diversified Financial Services — 0.0% (g)

1,315

Cantor Commercial Real Estate Co. LP/CCRE Finance Corp., 7.750%, 02/15/18 (e) (m)

1,420

Insurance — 0.4%

GBP 8,500

Towergate Finance plc, (United Kingdom), VAR, 6.021%, 02/15/18 (e)

14,376

Total Financials

90,635

Health Care — 1.6%

Health Care Equipment & Supplies — 0.4%

2,425

ConvaTec Finance International S.A., (Luxembourg), PIK, 9.000%, 01/15/19 (e) (m)

2,498

14,577

ConvaTec Healthcare E S.A., (Luxembourg), 10.500%, 12/15/18 (e) (m)

16,217

18,715

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Health Care Providers & Services — 0.6%

3,220

inVentiv Health, Inc., 9.000%, 01/15/18 (e) (m)

3,429

9,800

MultiPlan, Inc., 9.875%, 09/01/18 (e) (m)

10,719

3,864

National Mentor Holdings, Inc., 12.500%, 02/15/18 (e) (m)

4,115

168

Omnicare, Inc., 7.750%, 06/01/20 (m)

185

4,383

Tenet Healthcare Corp., 6.000%, 10/01/20 (e) (m)

4,712

23,160

Pharmaceuticals — 0.6%

6,500

Endo Health Solutions, Inc., 7.000%, 07/15/19 (m)

7,036

Valeant Pharmaceuticals International, Inc.,

2,000

6.750%, 10/01/17 (e) (m)

2,120

10,449

6.750%, 08/15/18 (e) (m)

11,520

4,000

7.000%, 10/01/20 (e) (m)

4,365

25,041

Total Health Care

66,916

Industrials — 2.0%

Aerospace & Defense — 0.2%

6,564

Bombardier, Inc., (Canada), 4.250%, 01/15/16 (e) (m)

6,827

Airlines — 0.4%

1,922

Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18 (m)

2,105

5,423

Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19 (m)

6,128

1,452

Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e) (m)

1,626

5,648

Continental Airlines 2012-3 Class C Pass-Through Certificates, 6.125%, 04/29/18

5,980

15,839

Building Products — 0.3%

308

Calcipar S.A., (Luxembourg), 6.875%, 05/01/18 (e)

328

5,000

Masonite International Corp., (Canada), 8.250%, 04/15/21 (e) (m)

5,500

6,085

USG Corp., 6.300%, 11/15/16 (m)

6,602

12,430

Commercial Services & Supplies — 0.6%

5,000

Harland Clarke Holdings Corp., VAR, 6.000%, 05/15/15 (m)

5,001

18,115

ILFC E-Capital Trust I, VAR, 5.460%, 12/21/65 (e) (m)

16,847

SEE NOTES TO
FINANCIAL STATEMENTS.

FEBRUARY 28, 2014

J.P. MORGAN INCOME FUNDS

5

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Corporate Bonds — Continued

Commercial Services & Supplies — Continued

R.R. Donnelley & Sons Co.,

419

7.250%, 05/15/18 (m)

486

1,420

8.600%, 08/15/16 (m)

1,644

23,978

Electrical Equipment — 0.0% (g)

1,415

International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e) (m)

1,542

Industrial Conglomerates — 0.1%

4,730

J.M. Huber Corp., 9.875%, 11/01/19 (e) (m)

5,463

Machinery — 0.1%

6,000

Bluewater Holding B.V., (Netherlands), Reg. S, 10.000%, 12/10/19 (e)

6,083

Marine — 0.1%

2,000

Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 9.250%, 04/15/19

2,145

Road & Rail — 0.1%

Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,

4,000

4.875%, 11/15/17 (m)

4,220

518

9.750%, 03/15/20 (m)

601

903

VAR, 2.988%, 12/01/17 (e)

912

5,733

Trading Companies & Distributors — 0.1%

4,374

International Lease Finance Corp., VAR, 2.193%, 06/15/16 (m)

4,408

Total Industrials

84,448

Information Technology — 0.6%

Communications Equipment — 0.2%

9,600

Avaya, Inc., 7.000%, 04/01/19 (e) (m)

9,528

Internet Software & Services — 0.0% (g)

715

IAC/InterActiveCorp, 4.875%, 11/30/18 (e)

745

Semiconductors & Semiconductor Equipment — 0.4%

4,355

Advanced Micro Devices, Inc., 6.750%, 03/01/19 (e)

4,421

9,404

NXP B.V./NXP Funding LLC, (Netherlands), 3.500%, 09/15/16 (e) (m)

9,639

14,060

Total Information Technology

24,333

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Materials — 3.0%

Chemicals — 0.4%

7,325

Ashland, Inc., 3.000%, 03/15/16 (m)

7,490

1,713

INEOS Group Holdings S.A., (Luxembourg), 5.875%, 02/15/19 (e)

1,764

8,000

PolyOne Corp., 7.375%, 09/15/20 (m)

8,780

18,034

Construction Materials — 1.2%

Cemex S.A.B. de C.V., (Mexico),

16,865

VAR, 4.989%, 10/15/18 (e) (m)

17,666

33,785

VAR, 5.247%, 09/30/15 (e) (m)

34,718

52,384

Containers & Packaging — 0.4%

1,700

Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., (Ireland), 9.125%, 10/15/20 (e) (m)

1,879

5,484

Berry Plastics Corp., 9.750%, 01/15/21 (m)

6,361

Beverage Packaging Holdings Luxembourg

II S.A./Beverage Packaging Holdings II Is, (Luxembourg),

2,915

5.625%, 12/15/16 (e) (m)

3,006

3,000

6.000%, 06/15/17 (e)

3,120

2,600

Sealed Air Corp., 8.125%, 09/15/19 (e) (m)

2,915

17,281

Metals & Mining — 1.0%

ArcelorMittal, (Luxembourg),

10,200

6.125%, 06/01/18

11,220

10,500

10.350%, 06/01/19 (m)

13,348

4,850

Commercial Metals Co., 7.350%, 08/15/18

5,547

1,698

FMG Resources August 2006 Pty Ltd., (Australia), 7.000%, 11/01/15 (e) (m)

1,760

9,500

Westmoreland Escrow Corp., 10.750%, 02/01/18 (e)

10,367

42,242

Total Materials

129,941

Telecommunication Services — 2.3%

Diversified Telecommunication Services — 2.2%

CCO Holdings LLC/CCO Holdings Capital Corp.,

2,400

7.000%, 01/15/19

2,541

3,000

7.250%, 10/30/17 (m)

3,187

5,915

8.125%, 04/30/20 (m)

6,477

425

Cincinnati Bell, Inc., 8.750%, 03/15/18 (m)

445

2,750

Clearwire Communications LLC/Clearwire Finance, Inc., 14.750%, 12/01/16 (e) (m)

3,658

SEE NOTES TO
FINANCIAL STATEMENTS.

6

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2014

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Corporate Bonds — Continued

Diversified Telecommunication Services — Continued

Intelsat Jackson Holdings S.A., (Luxembourg),

1,000

7.250%, 04/01/19 (m)

1,078

1,000

7.250%, 10/15/20 (m)

1,087

4,000

8.500%, 11/01/19 (m)

4,325

6,000

Intelsat Luxembourg S.A., (Luxembourg), 6.750%, 06/01/18 (e) (m)

6,390

Level 3 Communications, Inc.,

1,000

8.875%, 06/01/19 (m)

1,102

26,426

11.875%, 02/01/19 (m)

30,324

Level 3 Financing, Inc.,

9,560

9.375%, 04/01/19

10,635

5,635

VAR, 3.846%, 01/15/18 (e) (m)

5,720

8,390

PAETEC Holding Corp., 9.875%, 12/01/18 (m)

9,292

3,000

Sprint Capital Corp., 6.900%, 05/01/19 (m)

3,300

EUR 2,666

Wind Acquisition Finance S.A., (Luxembourg), VAR, 5.551%, 04/30/19 (e)

3,744

1,366

Windstream Corp., 7.875%, 11/01/17

1,564

94,869

Wireless Telecommunication Services — 0.1%

1,800

eAccess Ltd., (Japan), 8.250%, 04/01/18 (e) (m)

1,953

700

Inmarsat Finance plc, (United Kingdom), 7.375%, 12/01/17 (e) (m)

728

1,000

VimpelCom Holdings B.V., (Netherlands), VAR, 4.247%, 06/29/14 (e) (m)

1,003

3,684

Total Telecommunication Services

98,553

Utilities — 0.5%

Electric Utilities — 0.4%

Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.,

5,750

6.875%, 08/15/17 (e) (m)

5,901

10,000

10.000%, 12/01/20 (m)

10,400

16,301

Independent Power Producers & Energy Traders — 0.1%

7,000

GenOn Energy, Inc., 7.875%, 06/15/17 (m)

7,052

Total Utilities

23,353

Total Corporate Bonds (Cost $801,832)

819,004

Preferred Securities — 0.4% (x)

Financials — 0.4%

Commercial Banks — 0.3%

16,115

Wachovia Capital Trust III, VAR, 5.570%, 10/04/13 (m)

15,591

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Insurance — 0.1%

3,000

Catlin Insurance Co., Ltd., (Bermuda), VAR, 7.249%, 01/19/17 (e) (m)

3,090

Total Preferred Securities (Cost $18,650)

18,681

SHARES

Preferred Stock — 0.5%

Financials — 0.5%

Insurance — 0.5%

23

XLIT Ltd., (Cayman Islands), Series D, VAR, 3.359%, 03/31/14 @

(Cost $19,459)

20,106

PRINCIPAL AMOUNT

Loan Assignments — 74.8%

Consumer Discretionary — 22.7%

Automobiles — 0.6%

8,600

Chrysler Group LLC, 1st Lien Term Loan, VAR, 3.250%, 12/31/18^

8,555

Chrysler Group LLC, Term Loan B,

14,350

VAR, 3.500%, 05/24/17

14,377

1,226

VAR, 3.500%, 05/24/17

1,229

24,161

Distributors — 0.5%

16,628

Spin Holdco, Inc., Initial Term Loan, VAR, 4.250%, 11/14/19^

16,642

4,920

VWR International Ltd., New USD Term Loan, VAR, 3.451%, 04/03/17

4,920

21,562

Hotels, Restaurants & Leisure — 9.5%

15,920

American Casino & Entertainment Properties LLC, Term Loan, VAR, 4.500%, 07/03/19

15,990

10,973

Bally Technologies, Inc., Term B Loan, VAR, 4.250%, 11/25/20

11,033

40,827

Caesars Entertainment Operating Co., Inc., (FKA Harrahs), Extended B-6 Term Loan, VAR, 5.489%, 01/28/18

39,013

39,425

Caesars Entertainment Resort Properties LLC, Term Loan B, VAR, 7.000%, 10/11/20

40,009

9,148

CCM Merger, Inc., Term Loan, VAR, 5.000%, 03/01/17

9,194

14,350

CEC Entertainment, Inc., Term B Loan, VAR, 4.250%, 02/14/21

14,296

6,524

Channel View Hotel Ltd., Term Loan, VAR, 4.250%, 05/08/20

6,540

16,459

Four Seasons Holdings, Inc., 1st Lien Term Loan 2013, VAR, 3.500%, 06/27/20

16,479

SEE NOTES TO
FINANCIAL STATEMENTS.

FEBRUARY 28, 2014

J.P. MORGAN INCOME FUNDS

7

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Loan Assignments — Continued

Hotels, Restaurants & Leisure — Continued

16,712

Golden Nugget, Inc., Closing Date Facility Term Loan, VAR, 5.500%, 11/21/19

17,004

7,162

Golden Nugget, Inc., Delayed Draw Term Loan, VAR, 5.500%, 11/21/19

7,288

10,000

Graton Economic Development Authority, Closing Date Term Loan B, VAR, 9.000%, 08/22/18^

10,483

Hilton Worldwide Finance LLC, Initial Term Loan,

12,500

VAR, 3.750%, 10/26/20

12,537

5,263

VAR, 3.750%, 10/26/20

5,279

987

VAR, 3.750%, 10/26/20

990

987

VAR, 3.750%, 10/26/20

990

13,750

Horseshoe Baltimore, Term Loan B, VAR, 8.250%, 07/02/20

14,180

19,650

Intrawest Operations Group LLC, Initial Term Loan, VAR, 5.500%, 12/09/20

19,822

6,764

Jacobs Entertainment, Inc., Tranche B Loan, VAR, 6.250%, 10/29/18

6,764

14,720

Landry’s, Inc., Term Loan, VAR, 4.000%, 04/24/18

14,799

20,020

Las Vegas Sands Corp., Term B Loan, VAR, 3.250%, 12/19/20^

19,999

18,000

Mohegan Tribal Gaming Authority, Term Loan B, VAR, 5.500%, 06/15/18

18,340

8,500

Northfield Park Associates, Closing Date Term Loan, VAR, 9.000%, 12/19/18

8,638

NPC International, Inc., Term Loan B,

3,200

VAR, 4.000%, 12/28/18

3,218

4,653

VAR, 4.000%, 12/28/18

4,680

PF Chang’s China Bistro, Inc., Term Borrowing,

4,235

VAR, 4.250%, 06/22/19

4,269

129

VAR, 4.250%, 06/22/19

130

18

VAR, 4.250%, 06/22/19

18

174

VAR, 5.500%, 06/22/19

175

Scientific Games Corp., Initial Term Loan,

7,396

VAR, 4.250%, 10/18/20

7,397

6,339

VAR, 4.250%, 10/18/20

6,340

1,233

VAR, 4.250%, 10/18/20

1,233

704

VAR, 4.250%, 10/18/20

704

528

VAR, 4.250%, 10/18/20

528

20,144

Seminole Hard Rock Entertainment, Inc., Term Loan B, VAR, 3.500%, 05/14/20

20,093

22,828

Shingle Springs Tribal Gaming Authority, Term B Loan, VAR, 6.250%, 08/29/19

23,284

19,652

Station Casinos LLC, Term Loan, VAR, 5.000%, 03/01/20

19,658

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Hotels, Restaurants & Leisure — Continued

Wendy’s International, Inc., Term Loan,

3,217

VAR, 3.250%, 05/15/19

3,211

483

VAR, 3.250%, 05/15/19

483

405,088

Household Durables — 0.9%

4,698

Polarpak, Inc., Term Loan, VAR, 4.500%, 06/07/20

4,721

6,145

Tempur-Pedic International, Inc., Term B Loan, VAR, 3.500%, 03/18/20

6,141

25,764

Wilsonart International, Inc., Term Loan, VAR, 4.000%, 10/31/19

25,732

2,746

WNA Holdings, Term Loan, VAR, 4.500%, 06/07/20

2,767

39,361

Internet & Catalog Retail — 0.4%

11,611

Leonardo Acquisition Corp., Term Loan, VAR, 4.250%, 01/29/21^

11,640

6,975

Sitel, Inc., Tranche A Extended U.S. Term Loan, VAR, 6.992%, 01/30/17 (i)^

7,045

18,685

Leisure Equipment & Products — 0.3%

7,253

FGI Operating Co. LLC, Term B Loan, VAR, 5.500%, 04/19/19

7,366

6,494

Leslie’s Poolmart, Inc., Additional Tranche B Term Loan, VAR, 4.250%, 10/16/19

6,520

13,886

Media — 7.1%

27,177

Cenveo Corp., Term Loan, VAR, 6.250%, 02/13/17

27,415

6,423

Clear Channel Communications, Inc., Term Loan B, VAR, 3.805%, 01/29/16

6,306

21,311

Clear Channel Communications, Inc., Term Loan D, VAR, 6.905%, 01/23/19^

20,912

5,795

Clear Channel Communications, Inc., Tranche E Term Loan, VAR, 7.655%, 07/30/19

5,777

4,175

Deluxe Entertainment Services Group, Inc., Term Loan, VAR, 02/08/20^

4,182

248

DigitalGlobe, Inc., 1st Lien Term Loan, VAR, 3.750%, 01/31/20

248

2,035

Gray Television, Inc., 1st Lien Term Loan, VAR, 4.750%, 10/12/19

2,044

965

Hubbard Radio LLC, 1st Lien Term Loan B, VAR, 4.500%, 04/29/19

969

8,784

Interactive Data Corp., Term Loan, VAR, 3.750%, 02/11/18

8,792

SEE NOTES TO
FINANCIAL STATEMENTS.

8

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2014

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Loan Assignments — Continued

Media — Continued

2,643

Live Nation Entertainment, Inc., Term B Loan, VAR, 3.500%, 08/17/20

2,647

10,538

McGraw-Hill Global Education, 2014 Refinancing Term Loan, VAR, 9.000%, 03/22/19

10,686

3,705

Mission Broadcasting, Inc., Term B-2 Loan, VAR, 3.750%, 10/01/20

3,709

MTL Publishing LLC, Term B Loan,

5,568

VAR, 4.250%, 06/29/18

5,573

1,512

VAR, 4.250%, 06/29/18

1,513

1,610

NEP Broadcasting LLC, Amendment No. 3, 1st Lien Incremental Term Loan, VAR, 4.250%, 01/22/20

1,614

5,572

NEP Broadcasting LLC, 1st Lien Term Loan, VAR, 4.250%, 01/22/20

5,586

4,201

Nexstar Broadcasting, Inc., Term B-2 Loan, VAR, 3.750%, 10/01/20

4,210

3,639

Radio One, Inc., Term Loan, VAR, 7.500%, 03/31/16

3,716

598

Sinclair Broadcast Group, Inc., 1st Lien Term Loan B, VAR, 3.000%, 04/09/20

594

37,740

Tribune Co., Initial Term Loan, VAR, 4.000%, 12/27/20^

37,704

6,965

Univision Communications, Inc., 2013 Incremental Term Loan, VAR, 4.000%, 03/01/20

6,975

42,222

Univision Communications, Inc., Replacement 1st Lien Term Loan, VAR, 4.000%, 03/01/20

42,321

1,968

Vertis, Inc., 1st Lien Term Loan, VAR, 14.000%, 12/20/15 (d) (i)

29

58,050

Visant Corp., Tranche B Term Loans, VAR, 5.250%, 12/22/16

57,234

40,664

WMG Acquisition Corp., Tranche B Refinancing Term Loan, VAR, 3.750%, 07/01/20

40,603

301,359

Multiline Retail — 1.4%

Hudson’s Bay Co., 1st Lien Initial Term Loan,

2,699

VAR, 4.750%, 11/04/20

2,738

10,026

VAR, 4.750%, 11/04/20

10,169

1,543

VAR, 4.750%, 11/04/20

1,564

36,137

J.C. Penney Corp., Inc., Term Loan, VAR, 6.000%, 05/22/18

35,660

10,773

Neiman Marcus Group, Inc., Term Loan, VAR, 5.000%, 10/25/20

10,893

61,024

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Specialty Retail — 1.8%

18,392

Collective Brands, Inc., Term Loan, VAR, 7.250%, 10/09/19

18,392

Evergreen Acquisition Corp., 2012 New Term Loan,

4,796

VAR, 5.000%, 07/09/19

4,809

12

VAR, 5.000%, 07/09/19

12

Gymboree Corp. (The), Initial Term Loan (A & R),

25,532

VAR, 5.000%, 02/23/18

23,330

682

VAR, 5.000%, 02/23/18

623

24,439

J. Crew Group, Inc., Term Loan, VAR, 02/28/21^

24,317

J. Crew Group, Inc., Term Loan B,

1,741

VAR, 4.000%, 03/07/18

1,742

1,946

VAR, 4.000%, 03/07/18

1,946

3,902

VAR, 4.000%, 03/07/18

3,903

79,074

Textiles, Apparel & Luxury Goods — 0.2%

6,571

Cole Haan. Inc., Term B-1 Loan, VAR, 5.000%, 01/31/20

6,596

Total Consumer Discretionary

970,796

Consumer Staples — 7.2%

Food & Staples Retailing — 4.1%

AdvancePierre Foods, Inc., 1st Lien Term Loan B,

23

VAR, 5.750%, 07/10/17

23

9,036

VAR, 5.750%, 07/10/17

9,064

16,473

Albertsons LLC, Term Loan B1, VAR, 4.250%, 03/21/16

16,571

48,978

Albertsons LLC, Term Loan B2, VAR, 4.750%, 03/21/19

49,333

1,430

Rite Aid Corp., 2nd Lien Term Loan, VAR, 5.750%, 08/21/20

1,460

28,333

Rite Aid Corp., Tranche 2 Term Loan, VAR, 4.875%, 06/21/21

28,782

10,000

Rite Aid Corp., Tranche 6 Term Loan, VAR, 4.000%, 02/21/20

10,032

60,653

SUPERVALU, Inc., Term Loan B, VAR, 4.500%, 03/21/19^

60,850

176,115

SEE NOTES TO
FINANCIAL STATEMENTS.

FEBRUARY 28, 2014

J.P. MORGAN INCOME FUNDS

9

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Loan Assignments — Continued

Food Products — 2.6%

Dole Food Co., Inc., Tranche B Term Loan,

3,339

VAR, 4.500%, 11/01/18

3,356

3,339

VAR, 4.500%, 11/01/18

3,356

3,339

VAR, 4.500%, 11/01/18

3,356

3,339

VAR, 4.500%, 11/01/18

3,356

3,339

VAR, 4.500%, 11/01/18

3,356

3,339

VAR, 4.500%, 11/01/18

3,356

3,339

VAR, 4.500%, 11/01/18

3,356

1,669

VAR, 4.500%, 11/01/18

1,678

18,967

H. J. Heinz Co., Term B-2 Loan, VAR, 3.500%, 06/05/20^

19,102

High Liner Foods, Inc., Term Loan,

2,503

VAR, 4.750%, 12/19/17

2,509

57

VAR, 4.750%, 12/19/17

57

New HB Acquisition LLC, Term B Loan,

13,257

VAR, 6.750%, 04/09/20

13,772

1,153

VAR, 6.750%, 04/09/20

1,197

Pinnacle Foods Finance LLC, 1st Lien Term Loan G,

38,376

VAR, 3.250%, 04/29/20

38,220

97

VAR, 3.250%, 04/29/20

97

13,399

Pinnacle Foods Finance LLC, Tranche H Term Loan, VAR, 3.250%, 04/29/20

13,354

113,478

Household Products — 0.5%

Armored Autogroup, Inc., New Term Loan,

62

VAR, 6.000%, 11/05/16

63

1,751

VAR, 6.000%, 11/05/16

1,761

Reynolds Group Holdings, Inc., Incremental U.S. Term Loan,

6,420

VAR, 4.000%, 12/01/18

6,464

3,920

VAR, 4.000%, 12/01/18

3,946

7,480

VAR, 4.000%, 12/01/18

7,530

19,764

Total Consumer Staples

309,357

Energy — 5.3%

Energy Equipment & Services — 2.4%

5,221

Dixie Acquisition Corp., Term Loan, VAR, 5.750%, 01/16/21^

5,238

11,542

Drillships Financing Holding, Inc., Tranche B-1 Term Loan, VAR, 6.000%, 03/31/21

11,750

7,264

EMG Utica, Term Loan, VAR, 4.750%, 03/27/20

7,291

12,394

Pacific Drilling S.A., Term Loan, VAR, 4.500%, 06/03/18

12,467

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Energy Equipment & Services — Continued

9,022

Propetro Services, Inc., Term Advance, VAR, 7.250%, 09/30/19

9,045

31,579

Seadrill Partners, Term Loan B, VAR, 4.000%, 02/21/21

31,664

9,300

Shelf Drilling Midco Ltd., Term Loan, VAR, 10.000%, 10/08/18

9,463

14,674

Stallion Oilfield Holdings, Inc., Term Loan B, VAR, 8.000%, 06/19/18

15,004

101,922

Oil, Gas & Consumable Fuels — 2.9%

1,320

Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/26/18

1,360

19,878

Arch Coal, Inc., Term Loan, VAR, 6.250%, 05/16/18

19,597

18,338

Energy Transfer Equity LP, Term Loan, VAR, 3.250%, 12/02/19

18,315

Fieldwood Energy LLC, 2nd Lien Closing Date Loan,

4,080

VAR, 8.375%, 09/30/20

4,220

16,810

VAR, 8.375%, 09/30/20

17,388

5,777

MEG Energy Corp., Incremental Term Loan, VAR, 3.750%, 03/31/20

5,794

18,953

Peabody Energy Corp., Term Loan, VAR, 4.250%, 09/24/20^

18,994

6,203

Rice Energy LLC, Term Loan, VAR, 8.500%, 10/25/18

6,312

10,390

Sabine Oil & Gas (NFR Energy), Term Loan, VAR, 8.750%, 12/31/18

10,513

7,415

Vantage Energy LLC, 2nd Lien Term Loan, VAR, 8.500%, 12/20/18

7,452

14,850

WildHorse Resources LLC, Term Loan, VAR, 7.500%, 12/13/18

14,999

124,944

Total Energy

226,866

Financials — 3.8%

Capital Markets — 0.6%

10,757

Duff & Phelps Corp., Term Loan, VAR, 4.500%, 04/23/20

10,757

Guggenheim Partners Investment Management Holdings, LLC, Initial Term Loan,

6,900

VAR, 4.250%, 07/22/20

6,962

17

VAR, 4.250%, 07/22/20

18

7,534

Walter Investment Management Corp., Tranche B Term Loan, VAR, 4.750%, 12/18/20

7,496

25,233

SEE NOTES TO
FINANCIAL STATEMENTS.

10

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2014

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Loan Assignments — Continued

Consumer Finance — 0.7%

4,167

Flying Fortress, Inc., Term Loan, VAR, 3.500%, 06/30/17

4,181

23,416

Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18

23,483

27,664

Diversified Financial Services — 2.0%

Aot Holdings Ltd., 1st Lien Senior Secured Term Loan,

1,478

VAR, 4.250%, 10/01/19

1,487

2,858

VAR, 4.250%, 10/01/19

2,875

3,947

VAR, 4.250%, 10/01/19

3,969

305

VAR, 4.250%, 10/01/19

307

381

VAR, 4.250%, 10/01/19

383

331

VAR, 4.250%, 10/01/19

333

381

VAR, 4.250%, 10/01/19

383

3,485

Ascensus, Inc., 1st Lien Initial Term Loan, VAR, 5.000%, 12/02/19

3,511

700

Ascensus, Inc., 2nd Lien Initial Term Loan, VAR, 9.000%, 12/02/20

712

10,200

Delos Finance S.A.R.L., 1st Lien Term Loan, VAR, 02/28/21^

10,231

2,283

Genesys Telecommunications Holdings Ltd., Dollar Term Loan, VAR, 4.000%, 02/08/20

2,276

2,556

Rhea Holdings, Inc., Term Loan, VAR, 5.000%, 01/29/21

2,580

40,734

ROC Finance LLC, Funded Term B Loan, VAR, 5.000%, 06/20/19

39,665

10,430

Sedgwick, Inc., 1st Lien Term Loan, VAR, 02/15/21^

10,375

1,135

Sedgwick, Inc., 2nd Lien Term Loan, VAR, 02/06/22^

1,146

Wavedivision Holdings LLC, Term Loan B,

14

VAR, 4.000%, 08/09/19

14

5,540

VAR, 4.000%, 08/09/19

5,543

85,790

Insurance — 0.5%

8,479

Hub International Ltd., Initial Term Loan, VAR, 4.750%, 10/02/20

8,549

6,049

National Financial Partners Corp., Term B Loan, VAR, 5.250%, 07/01/20

6,102

6,930

USI, Inc., Term Loan B, VAR, 4.250%, 12/27/19

6,956

21,607

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Real Estate Management & Development — 0.0% (g)

674

Realogy Corp., Extended Synthetic Commitments, VAR, 4.256%, 10/10/16

675

Total Financials

160,969

Health Care — 4.0%

Biotechnology — 0.5%

7,680

Ikaria, Inc., 1st Lien Initial Term Loan, VAR, 5.000%, 02/12/21

7,724

13,437

Sage Products, Inc., Term Loan, VAR, 4.250%, 12/13/19

13,479

21,203

Health Care Equipment & Supplies — 0.4%

Biomet, Inc., Dollar Term B-2 Loan,

74

VAR, 3.655%, 07/25/17

74

3,431

VAR, 3.656%, 07/25/17

3,435

2,522

VAR, 3.656%, 07/25/17

2,525

424

VAR, 3.746%, 07/25/17

425

Carestream Health, Inc., Term Loan,

389

VAR, 5.000%, 06/07/19

394

8,386

VAR, 5.000%, 06/07/19

8,480

15,333

Health Care Providers & Services — 2.4%

Alliance Healthcare Services, Inc., Term Loan,

1,619

VAR, 4.250%, 06/03/19

1,615

1,776

VAR, 4.250%, 06/03/19

1,772

444

VAR, 4.250%, 06/03/19

443

1,110

VAR, 4.250%, 06/03/19

1,107

1,554

VAR, 4.250%, 06/03/19

1,551

1,443

VAR, 4.250%, 06/03/19

1,440

1,332

VAR, 4.250%, 06/03/19

1,329

13,875

CHG Healthcare Services, Inc., Term Loan, VAR, 4.500%, 11/19/19^

13,935

Community Health Systems, Inc., Term Loan D,

3,409

VAR, 4.250%, 01/22/21

3,437

91

VAR, 4.250%, 01/22/21

92

9,302

HCA, Inc., Term Loan B4, VAR, 2.997%, 05/01/18

9,291

7,729

IASIS Healthcare LLC, Term Loan B, VAR, 4.500%, 05/03/18

7,750

13,073

inVentiv Health, Inc., Consolidated Term Loan, VAR, 7.500%, 08/04/16

13,047

16,226

Kinetic Concepts, Inc., Dollar Term E-1 Loan, VAR, 4.000%, 05/04/18

16,273

3,453

Multiplan, Inc., Term Loan B, VAR, 4.000%, 08/26/17

3,455

SEE NOTES TO
FINANCIAL STATEMENTS.

FEBRUARY 28, 2014

J.P. MORGAN INCOME FUNDS

11

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Loan Assignments — Continued

Health Care Providers & Services — Continued

25,090

National Mentor Holdings, Tranche B Term Loan, VAR, 4.750%, 01/31/21^

25,310

101,847

Pharmaceuticals — 0.7%

5,886

Catalent Pharma Solutions, Inc., Dollar Term-2 Loan, VAR, 4.250%, 09/15/17

5,920

1,368

Catalent Pharma Solutions, Inc., Extended Dollar Term — 1 Loan, VAR, 3.655%, 09/15/16

1,373

11,655

Par Pharmaceutical Cos., Inc., Term Loan B2, VAR, 4.000%, 09/30/19^

11,664

13,200

Salix Pharmaceuticals Ltd., Term Loan, VAR, 4.250%, 01/02/20

13,315

32,272

Total Health Care

170,655

Industrials — 10.1%

Aerospace & Defense — 0.2%

349

Ducommun, Inc., Term Loan, VAR, 4.750%, 06/28/17

350

8,744

Hamilton Sundstrand Industrial Corp., Term Loan, VAR, 4.000%, 12/13/19

8,755

9,105

Airlines — 1.2%

35,004

Delta Airlines, Inc., Term Loan B1, VAR, 3.500%, 10/18/18

35,073

Landmark Aviation, Canadian Term Loans,

536

VAR, 4.750%, 10/25/19

540

1

VAR, 4.750%, 10/25/19

1

Landmark Aviation, Term Loan,

7,950

VAR, 4.750%, 10/25/19

8,005

20

VAR, 4.750%, 10/25/19

20

9,625

US Airways Group, Inc., Term Loan B1, VAR, 3.500%, 05/23/19

9,628

53,267

Building Products — 1.5%

11,689

DS Services, Inc., Term B Loan, VAR, 5.250%, 08/30/20

11,865

9,459

MacDermid, Tranche B 1st Lien Term Loan, VAR, 4.000%, 06/07/20

9,497

8,800

Norcraft Cos., Inc., Initial Loan, VAR, 5.250%, 12/13/20

8,844

10,175

Ply Gem Industries, Inc., Term Loan, VAR, 4.000%, 02/01/21^

10,192

Roofing Supply Group, Term Loan,

4,343

VAR, 5.000%, 05/31/19

4,356

3,627

VAR, 5.000%, 05/31/19

3,637

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Building Products — Continued

3,544

Shield Finance Co., Term Loan, VAR, 01/16/21^

3,575

3,503

Sts Operating, Inc., 1st Lien Term Loan, VAR, 4.750%, 02/08/21^

3,512

7,961

Summit Materials LLC, Term Loan, VAR, 5.000%, 01/30/19

8,020

63,498

Commercial Services & Supplies — 2.5%

2,415

AWAS Aviation Capital Ltd., Term Loan, VAR, 3.500%, 07/16/18

2,421

1,621

Garda World Security Corp., Delayed Draw Term Loan B, VAR, 4.000%, 11/06/20

1,622

10,564

Garda World Security Corp., Term Loan B, VAR, 4.000%, 11/06/20^

10,573

Harland Clarke Holdings Corp., Extended Tranche B-2 Term Loan,

16,698

VAR, 5.497%, 06/30/17

16,688

9,116

VAR, 5.497%, 06/30/17

9,110

3,841

VAR, 5.497%, 06/30/17

3,839

7,180

Harland Clarke Holdings Corp., Tranche B-4 Term Loan, VAR, 6.000%, 08/04/19

7,191

9,700

Marine Acquisition Corp., Term Loan, VAR, 5.250%, 01/30/21^

9,773

3,649

Multi Packaging Solutions, Inc., Term Loan B, VAR, 4.250%, 09/30/20

3,671

9,676

Pacific Industrial Services BidCo Pty Ltd., Term B Loan, VAR, 5.000%, 10/02/18

9,797

12,354

Sourcehov LLC, 1st Lien Term Loan, VAR, 5.250%, 04/30/18

12,454

1,846

Sourcehov LLC, 2nd Lien Term Loan, VAR, 8.750%, 04/30/19

1,887

6,018

St. George’s University, Term Loan, VAR, 8.500%, 12/20/17

6,063

6,667

Wastequip, Inc., Term Loan, VAR, 5.500%, 08/09/19

6,700

4,750

WTG Holdings III Corp., 1st Lien Term Loan, VAR, 4.750%, 01/15/21

4,762

106,551

Construction & Engineering — 0.3%

5,546

SRS Distribution, Inc., Term Loan, VAR, 4.750%, 09/01/19

5,546

6,667

United States Infrastructure Corp., Inc., Term Loan, VAR, 4.000%, 07/10/20

6,655

12,201

SEE NOTES TO
FINANCIAL STATEMENTS.

12

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2014

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Loan Assignments — Continued

Electrical Equipment — 0.2%

Alliance Laundry Systems LLC, 1st Lien Term Loan,

4,792

VAR, 4.250%, 12/10/18^

4,810

62

VAR, 5.250%, 12/10/18^

62

3,703

WireCo World Group, Inc., Term Loan, VAR, 6.000%, 02/15/17

3,722

8,594

Industrial Conglomerates — 0.5%

Autoparts Holdings Ltd., Term Loan,

625

VAR, 6.500%, 07/29/17

625

1,226

VAR, 6.500%, 07/29/17

1,227

3,826

Hudson Products Holdings, Inc., Term Loan, VAR, 5.250%, 06/07/17

3,847

WP CPP Holdings LLC, Term Loan,

14,111

VAR, 4.750%, 12/28/19

14,191

36

VAR, 4.750%, 12/28/19

36

19,926

Machinery — 2.2%

14,024

Apex Tool Group, Inc., Term Loan, VAR, 4.500%, 01/31/20

13,845

4,206

CPM Holdings, Inc., Term Loan, VAR, 6.250%, 08/29/17

4,237

Filtration Group Canada Corp., 1st Lien Term Loan,

5,960

VAR, 4.500%, 11/20/20

6,007

15

VAR, 4.500%, 11/20/20

15

8,953

Gardner Denver, Initial Dollar Term Loan, VAR, 4.250%, 07/30/20

8,911

22,191

Intelligrated, Inc., 1st Lien Term Loan, VAR, 4.500%, 07/30/18

22,232

Rexnord LLC/RBS Global, Inc., Term B Loan,

16,375

VAR, 4.000%, 08/21/20

16,410

9,206

VAR, 4.000%, 08/21/20

9,226

7,884

VAT Vakuumventile AG, 1st Lien Term Loan B, VAR, 4.750%, 01/29/21^

7,943

6,265

Wabash National Corp., Initial Term Loan, VAR, 4.500%, 05/08/19

6,292

95,118

Marine — 0.5%

20,419

Navios Maritime Partners L.P., Term Loan, VAR, 5.250%, 06/27/18

20,725

Road & Rail — 0.4%

10,890

Hertz Corp. (The), Term Loan, VAR, 3.750%, 03/11/18

10,904

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Road & Rail — Continued

Ozburn-Hessey Logistics LLC, Term Loan,

3,665

VAR, 6.750%, 05/23/19

3,685

9

VAR, 7.750%, 05/23/19

9

Swift Transportation Co., Term Loan B2,

1,610

VAR, 4.000%, 12/21/17

1,625

92

VAR, 4.000%, 12/21/17

93

184

VAR, 4.000%, 12/21/17

185

16,501

Trading Companies & Distributors — 0.6%

10,400

Hd Supply, Inc., Term Loan, VAR, 06/28/18^

10,429

14,404

MRC Global, Inc., Term Loan, VAR, 5.000%, 11/08/19

14,552

24,981

Total Industrials

430,467

Information Technology — 8.7%

Communications Equipment — 1.9%

32,867

Alcatel-Lucent USA, Inc., U.S. Term Loan, VAR, 4.500%, 01/30/19^

33,143

4,373

Arris Group, Inc., Term Loan B, VAR, 3.500%, 04/17/20

4,334

21,501

Avaya, Inc., Term Loan B3 Extending Tranche, VAR, 4.734%, 10/26/17^

20,922

24,049

Avaya, Inc., Term Loan B6, VAR, 6.500%, 03/31/18

23,985

82,384

Electronic Equipment, Instruments & Components — 1.9%

26,054

CDW Corp., Term Loan, VAR, 3.250%, 04/29/20^

25,913

53,466

Dell International LLC, Term B Loan, VAR, 4.500%, 04/29/20

53,304

79,217

Internet Software & Services — 0.6%

27,495

Go Daddy Group, Inc. (The), Term Loan B, VAR, 4.000%, 12/17/18

27,584

IT Services — 1.6%

Ceridian Corp., 2013 New Replacement U.S. Term Loan,

468

VAR, 4.372%, 05/09/17

469

14,446

VAR, 4.405%, 05/09/17

14,486

10,935

First Data Corp., 2021 New Dollar Term Loan, VAR, 4.156%, 03/24/21

10,942

22,500

First Data Corp., Extended 2018 Dollar, Term Loan, VAR, 4.156%, 03/23/18^

22,522

FEBRUARY 28, 2014

J.P. MORGAN INCOME FUNDS

13

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Loan Assignments — Continued

IT Services — Continued

16,904

First Data Corp., 2018 New Term Loan, VAR, 4.156%, 09/24/18

16,932

3,366

Peak 10, Inc., Term Loan B, VAR, 7.250%, 10/25/18

3,400

68,751

Semiconductors & Semiconductor Equipment — 1.3%

25,765

Freescale Semiconductor, Inc., Term Loan B, VAR, 5.000%, 03/01/20

25,850

19,963

Freescale Semiconductor, Inc., Term Loan B5, VAR, 5.000%, 01/15/21^

20,187

7,875

ON Semiconductor Corp., Term Loan, VAR, 1.997%, 01/02/18

7,757

53,794

Software — 1.4%

8,221

Activision Blizzard, Inc., Term Loan, VAR, 3.250%, 10/12/20

8,233

2,724

Applied Systems, Inc., 1st Lien Initial Loan, VAR, 4.250%, 01/25/21

2,741

Attachmate Corp., 1st Lien Term Loan,

680

VAR, 7.250%, 11/22/17

684

11,631

VAR, 7.250%, 11/22/17

11,700

5,824

BMC Software Finance, Inc., Initial U.S. Term Loan, VAR, 5.000%, 09/10/20

5,837

EUR 4,000

BMC Software, Inc., Initial Foreign Euro Term Loan, VAR, 5.500%, 09/10/20

5,560

Emdeon, Inc., Term B-2 Loan,

1,853

VAR, 3.750%, 11/02/18

1,855

7,928

VAR, 3.750%, 11/02/18

7,938

2,934

VAR, 3.750%, 11/02/18

2,937

288

VAR, 3.750%, 11/02/18

289

422

VAR, 3.750%, 11/02/18

422

7,200

Open Text Corp., Term Loan B, VAR, 3.000%, 12/17/20

7,197

6,793

RP Crown Parent LLC, New 1st Lien Term Loan, VAR, 6.000%, 12/21/18

6,800

62,193

Total Information Technology

373,923

Materials — 5.7%

Chemicals — 1.4%

2,905

AI Chem & Cy U.S. Acquico, Inc., 2nd Lien Term Loan, VAR, 8.250%, 04/03/20

2,994

AI Chem & Cy U.S. Acquico, Inc., Tranche B-1 Term Loan,

13

VAR, 4.500%, 10/04/19

13

4,981

VAR, 4.500%, 10/04/19

5,002

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Chemicals — Continued

AI Chem & Cy U.S. Acquico, Inc., Tranche B-2 Term Loan,

2,585

VAR, 4.500%, 10/04/19

2,595

7

VAR, 4.500%, 10/04/19

7

7,546

AZ Chem U.S., Inc., Term Loan, VAR, 5.250%, 12/22/17

7,584

8,354

DuPont Performance, Term Loan, VAR, 4.000%, 02/01/20

8,384

2,897

Kronos Worldwide, Inc., Initial Term Loan, VAR, 4.750%, 02/18/20

2,917

11,981

OCI Beaumont, Term B-2 Loan, VAR, 6.250%, 08/20/19

12,191

Tronox Ltd., Term Loan,

10,667

VAR, 4.500%, 03/19/20

10,696

9,233

VAR, 4.500%, 03/19/20

9,259

61,642

Construction Materials — 0.7%

26,694

Quikrete Holdings, Inc., 1st Lien Initial Loan, VAR, 4.000%, 09/28/20

26,749

893

Quikrete Holdings, Inc., 2nd Lien Initial Loan, VAR, 7.000%, 03/26/21

919

27,668

Containers & Packaging — 1.5%

Ardagh Group S.A., Term Loan,

7,680

VAR, 0.000%, 12/17/19^

7,709

6,720

VAR, 4.250%, 12/03/19

6,737

6,870

Berlin Packaging LLC, 1st Lien Term Loan, VAR, 4.750%, 04/02/19

6,910

7,560

Berry Plastics Corp., Term Loan E, VAR, 3.750%, 01/06/21

7,537

Berry Plastics Corp., Term Loan D,

6,337

VAR, 3.500%, 02/08/20

6,300

16

VAR, 3.500%, 02/08/20

16

16

VAR, 3.500%, 02/08/20

16

BWAY Holding Co., Term Loan,

5,383

VAR, 4.500%, 08/06/17

5,404

315

VAR, 4.500%, 08/06/17

316

Southern Graphic Systems, Inc., New Term Loans,

1,896

VAR, 4.250%, 10/17/19

1,903

600

VAR, 4.250%, 10/17/19

603

560

VAR, 4.250%, 10/17/19

562

24

VAR, 5.500%, 10/17/19

24

SEE NOTES TO
FINANCIAL STATEMENTS.

14

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2014

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Loan Assignments — Continued

Containers & Packaging — Continued

Viskase Cos., Inc., Initial Term Loan,

10,935

VAR, 01/30/21^

10,880

9,112

VAR, 01/30/21^

9,067

63,984

Metals & Mining — 1.3%

Bowie Resource Partners LLC, 1st Lien Term Loan,

1,560

VAR, 6.750%, 08/16/20

1,576

20

VAR, 6.750%, 08/16/20

20

Fairmount Minerals Ltd., Tranche B-2 Term Loan,

527

VAR, 5.000%, 09/05/19

531

11,345

VAR, 5.000%, 09/05/19

11,434

2,267

Firth Rixson, 2013 Replacement Dollar Term, VAR, 4.250%, 06/30/17

2,271

22,169

FMG Resources August 2006 Pty Ltd., Term Loan B, VAR, 4.250%, 06/30/19

22,368

18,925

Murray Energy Corp., Term Loan, VAR, 5.250%, 12/05/19

19,095

3

Noranda Aluminum Holding Corp., Term B Loan, VAR, 5.750%, 02/28/19

2

57,297

Paper & Forest Products — 0.8%

Appvion, Inc., 1st Lien Term Loan,

5,884

VAR, 5.750%, 06/28/19

5,928

24

VAR, 5.750%, 06/28/19

24

709

VAR, 5.750%, 06/28/19

714

2,836

VAR, 5.750%, 06/28/19

2,857

17,902

Continental Building Products, Inc., 1st Lien Term Loan, VAR, 4.750%, 08/28/20

17,895

4,637

Unifrax I LLC, Term Loan, VAR, 4.250%, 11/28/18

4,651

32,069

Total Materials

242,660

Telecommunication Services — 4.2%

Diversified Telecommunication Services — 3.1%

Altice Financing S.A., Term Loan,

2,899

VAR, 5.500%, 07/02/19

2,964

25,701

VAR, 5.500%, 07/02/19

26,280

Cincinnati Bell, Inc., Tranche B Term Loan,

5,167

VAR, 4.000%, 09/10/20

5,160

5,128

VAR, 4.000%, 09/10/20

5,122

5,167

VAR, 4.000%, 09/10/20

5,160

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Diversified Telecommunication Services — Continued

Integra Telecom Holdings, Inc., Term Loan,

1,489

VAR, 5.250%, 02/22/19

1,503

1,512

VAR, 5.250%, 02/22/19

1,525

13,917

Level 3 Financing, Term Loan B3, VAR, 4.000%, 08/01/19

13,958

33,779

UPC Financing Partnership, Facility AH, VAR, 3.250%, 06/30/21^

33,736

21,965

Virgin Media Finance plc, Term Loan B, VAR, 3.500%, 06/08/20

21,942

13,121

Zayo Group LLC, Term Loan, VAR, 4.000%, 07/02/19^

13,146

130,496

Wireless Telecommunication Services — 1.1%

11,085

Cricket Communications, Inc., Term Loan, (Germany), VAR, 4.750%, 10/10/19

11,088

14,342

Cricket Communications, Inc., Term Loan C, VAR, 4.750%, 03/08/20

14,349

6,719

Syniverse Holdings, Inc., Initial Term Loan, VAR, 4.000%, 04/23/19

6,733

14,207

Syniverse Holdings, Inc., Tranche B Term Loan, VAR, 4.000%, 04/23/19

14,256

46,426

Total Telecommunication Services

176,922

Utilities — 3.1%

Electric Utilities — 1.5%

32,487

Calpine Construction Finance Co./CCFC Finance Corp., Term B-1 Loan, VAR, 3.000%, 05/03/20

32,067

9,025

Calpine Construction Finance Co./CCFC Finance Corp., Term B-2 Loan, VAR, 3.250%, 01/31/22^

8,905

12,023

InterGen N.V., Term Advance, VAR, 5.500%, 06/15/20

12,128

10,727

La Frontera Generation LLC, Term Loan, VAR, 4.500%, 09/30/20

10,740

Texas Competitive Electric Holdings Co. LLC, Extended Term Loan,

2,188

VAR, 4.737%, 10/10/17

1,525

312

VAR, 4.737%, 10/10/17

217

65,582

Gas Utilities — 0.2%

Ruby Western Pipeline Holdings LLC, Term Loan,

7,654

VAR, 3.500%, 03/27/20

7,639

1,118

VAR, 3.500%, 03/27/20

1,116

8,755

SEE NOTES TO
FINANCIAL STATEMENTS.

FEBRUARY 28, 2014

J.P. MORGAN INCOME FUNDS

15

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 28, 2014 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Loan Assignments — Continued

Independent Power Producers & Energy Traders — 1.4%

6,475

Calpine Corp., Delayed Term Loan, VAR, 4.000%, 10/31/20

6,523

16,424

Dynegy, Inc., Tranche B-2 Term Loan, VAR, 4.000%, 04/23/20

16,473

8,264

EFS Cogen Holdings I LLP, Term B Advance, VAR, 3.750%, 12/17/20

8,302

26,798

NRG Energy, Inc., Term Loan Incremental, VAR, 2.750%, 07/01/18

26,603

57,901

Total Utilities

132,238

Total Loan Assignments (Cost $3,173,140)

3,194,853

SHARES

SECURITY DESCRIPTION

VALUE

Short-Term Investment — 9.8%

Investment Company — 9.8%

418,533

JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $418,533)

418,533

Total Investments — 104.7% (Cost $4,431,614)

4,471,177

Liabilities in Excess of Other Assets — (4.7)%

(198,749
)

NET ASSETS — 100.0%

$
4,272,428

Percentages indicated are based on net assets.

Forward Foreign Currency Exchange Contracts

CONTRACTS TO SELL

CURRENCY

COUNTERPARTY

SETTLEMENT DATE

SETTLEMENT VALUE

VALUE AT 02/28/14

NET UNREALIZED APPRECIATION (DEPRECIATION)

13,995,000

EUR

Credit Suisse International

03/24/14

19,242

19,317

(75
)

8,471,000

GBP

Citibank, N.A.

03/24/14

14,116

14,183

(67
)

30,271,000

NOK

Union Bank of Switzerland AG

03/24/14

4,995

5,039

(44
)

38,353

38,539

(186
)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

EUR

— Euro

GBP

— British Pound

NOK

— Norwegian Krone

PIK

— Payment-in-Kind

Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

USD

— United States Dollar

VAR

  —  Variable Rate Security. The interest rate shown is the rate in effect as of February 28,
2014.

@

—  The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of February 28, 2014.

(b)

  —  Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(d)

— Defaulted Security.

(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)

— Amount rounds to less than 0.1%.

(i)

  —  Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(l)

— The rate shown is the current yield as of February 28, 2014.

(m)

—  All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

(x)

—  Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rates for the securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rates shown are the rates in effect as of February 28, 2014.

^

  —  All or a portion of the security is unsettled as of February 28, 2014. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

SEE NOTES TO
FINANCIAL STATEMENTS.

16

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2014

THIS PAGE IS
INTENTIONALLY LEFT BLANK

FEBRUARY 28, 2014

J.P. MORGAN INCOME FUNDS

17

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 2014 (Unaudited)

(Amounts in
thousands, except per share amounts)

Floating Rate Income Fund

ASSETS:

Investments in non-affiliates, at value

$
4,052,644

Investments in affiliates, at value

418,533

Total investment securities, at value

4,471,177

Cash

5,624

Foreign currency, at value

1,292

Receivables:

Investment securities sold

18,511

Fund shares sold

181,848

Interest and dividends from non-affiliates

30,049

Dividends from affiliates

4

Total Assets

4,708,505

LIABILITIES:

Payables:

Distributions

10,944

Investment securities purchased

256,956

Fund shares redeemed

165,625

Unrealized depreciation on forward foreign currency exchange contracts

186

Accrued liabilities:

Investment advisory fees

1,685

Administration fees

258

Shareholder servicing fees

289

Distribution fees

48

Custodian and accounting fees

18

Trustees’ and Chief Compliance Officer’s fees

7

Other

61

Total Liabilities

436,077

Net Assets

$
4,272,428

SEE NOTES TO FINANCIAL
STATEMENTS.

18

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2014

  Floating Rate
Income Fund

NET ASSETS:

Paid-in-Capital

$
4,227,266

Accumulated undistributed (distributions in excess of) net investment income

5,237

Accumulated net realized gains (losses)

508

Net unrealized appreciation (depreciation)

39,417

Total Net Assets

$
4,272,428

Net Assets:

Class A

$
189,095

Class C

21,135

Class R6

774,568

Select Class

3,287,630

Total

$
4,272,428

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):

Class A

18,702

Class C

2,095

Class R6

76,504

Select Class

324,878

Net Asset Value (a):

Class A — Redemption price per share

$
10.11

Class C — Offering price per share (b)

10.09

Class R6 — Offering and redemption price per share

10.12

Select Class — Offering and redemption price per share

10.12

Class A maximum sales charge

2.25
%

  Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]

$
10.34

Cost of investments in non-affiliates

$
4,013,081

Cost of investments in affiliates

418,533

Cost of foreign currency

1,256

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

(b)
Redemption price for Class C shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014

J.P. MORGAN INCOME FUNDS

19

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2014 (Unaudited)

(Amounts in thousands)

Floating Rate Income Fund

INVESTMENT INCOME:

Interest income from non-affiliates

$
92,479

Dividend income from non-affiliates

281

Dividend income from affiliates

32

Total investment income

92,792

EXPENSES:

Investment advisory fees

10,182

Administration fees

1,546

Distribution fees:

Class A

227

Class C

69

Shareholder servicing fees:

Class A

227

Class C

23

Select Class

4,208

Custodian and accounting fees

50

Interest expense to affiliates

—
(a)

Professional fees

74

Trustees’ and Chief Compliance Officer’s fees

21

Printing and mailing costs

28

Registration and filing fees

37

Transfer agent fees

60

Other

13

Total expenses

16,765

Less amounts waived

(2,957
)

Less earnings credits

(1
)

Net expenses

13,807

Net investment income (loss)

78,985

REALIZED/UNREALIZED GAINS (LOSSES):

Net realized gain (loss) on transactions from:

Investments in non-affiliates

2,508

Foreign currency transactions

(1,728
)

Net realized gain (loss)

780

Distributions of capital gains received from investment company affiliates

3

Change in net unrealized appreciation/depreciation of:

Investments in non-affiliates

32,591

Foreign currency translations

(197
)

Unfunded commitments

(54
)

Change in net unrealized appreciation/depreciation

32,340

Net realized/unrealized gains (losses)

33,123

Change in net assets resulting from operations

$
112,108

(a)
Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

20

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2014

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

Floating Rate Income Fund

Six Months Ended 2/28/2014 (Unaudited)

Year Ended 8/31/2013

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)

$
78,985

$
100,706

Net realized gain (loss)

780

3,068

Distributions of capital gains received from investment company affiliates

3

—

Change in net unrealized appreciation/depreciation

32,340

(2,576
)

Change in net assets resulting from operations

112,108

101,198

DISTRIBUTIONS TO SHAREHOLDERS:

Class A

From net investment income

(3,637
)

(4,637
)

From net realized gains

(168
)

(114
)

Class C

From net investment income

(330
)

(275
)

From net realized gains

(17
)

(5
)

Class R6 (a)

From net investment income

(4,024
)

—

From net realized gains

(120
)

—

Select Class

From net investment income

(70,758
)

(91,329
)

From net realized gains

(3,120
)

(1,742
)

Total distributions to shareholders

(82,174
)

(98,102
)

CAPITAL TRANSACTIONS:

Change in net assets resulting from capital transactions

910,142

2,481,210

NET ASSETS:

Change in net assets

940,076

2,484,306

Beginning of period

3,332,352

848,046

End of period

$
4,272,428

$
3,332,352

Accumulated undistributed (distributions in excess of) net investment income

$
5,237

$
5,001

(a)
Commencement of offering of class of shares effective October 31, 2013.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2014

J.P. MORGAN INCOME FUNDS

21

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

Floating Rate Income Fund

Six Months Ended 2/28/2014 (Unaudited)

Year Ended 8/31/2013

CAPITAL TRANSACTIONS:

Class A

Proceeds from shares issued

$
78,421

$
125,866

Distributions reinvested

2,891

3,710

Cost of shares redeemed

(52,078
)

(35,623
)

Change in net assets resulting from Class A capital transactions

$
29,234

$
93,953

Class C

Proceeds from shares issued

$
9,511

$
14,938

Distributions reinvested

338

257

Cost of shares redeemed

(4,178
)

(2,259
)

Change in net assets resulting from Class C capital transactions

$
5,671

$
12,936

Class R6 (a)

Proceeds from shares issued

$
838,763

$
—

Distributions reinvested

351

—

Cost of shares redeemed

(63,776
)

—

Change in net assets resulting from Class R6 capital transactions

$
775,338

$
—

Select Class

Proceeds from shares issued

$
1,294,934

$
2,908,335

Distributions reinvested

10,309

2,902

Cost of shares redeemed

(1,205,344
)

(536,916
)

Change in net assets resulting from Select Class capital transactions

$
99,899

$
2,374,321

Total change in net assets resulting from capital transactions

$
910,142

$
2,481,210

SHARE TRANSACTIONS:

Class A

Issued

7,771

12,518

Reinvested

286

370

Redeemed

(5,154
)

(3,543
)

Change in Class A Shares

2,903

9,345

Class C

Issued

945

1,486

Reinvested

34

26

Redeemed

(415
)

(225
)

Change in Class C Shares

564

1,287

Class R6 (a)

Issued

82,764

—

Reinvested

35

—

Redeemed

(6,295
)

—

Change in Class R6 Shares

76,504

—

Select Class

Issued

128,000

289,011

Reinvested

1,020

289

Redeemed

(119,112
)

(53,357
)

Change in Select Class Shares

9,908

235,943

(a)
Commencement of offering of class of shares effective October 31, 2013.

SEE NOTES TO FINANCIAL STATEMENTS.

22

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2014

THIS PAGE IS
INTENTIONALLY LEFT BLANK

FEBRUARY 28, 2014

J.P. MORGAN INCOME FUNDS

23

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

Per share operating performance

Investment operations

Distributions

Net asset value, beginning of period

Net investment income (loss)

  Net
realized and unrealized gains (losses) on investments

Total from investment operations

Net investment income

Net realized gain

Total distributions

Floating Rate Income Fund

Class A

Six Months Ended February 28, 2014 (Unaudited)

$
10.02

$
0.20
(f)

$
0.10

$
0.30

$
(0.20
)

$
(0.01
)

$
(0.21
)

Year Ended August 31, 2013

9.89

0.43

0.14

0.57

(0.43
)

(0.01
)

(0.44
)

Year Ended August 31, 2012

9.41

0.47
(f)

0.44

0.91

(0.43
)

—
(g)

(0.43
)

June 1, 2011(h) through August 31, 2011

10.00

0.09
(f)

(0.63
)

(0.54
)

(0.05
)

—

(0.05
)

Class C

Six Months Ended February 28, 2014 (Unaudited)

10.01

0.18
(f)

0.09

0.27

(0.18
)

(0.01
)

(0.19
)

Year Ended August 31, 2013

9.88

0.40

0.13

0.53

(0.39
)

(0.01
)

(0.40
)

Year Ended August 31, 2012

9.41

0.44
(f)

0.42

0.86

(0.39
)

—
(g)

(0.39
)

June 1, 2011(h) through August 31, 2011

10.00

0.06
(f)

(0.61
)

(0.55
)

(0.04
)

—

(0.04
)

Class R6

October 31, 2013(j) through February 28, 2014 (Unaudited)

10.10

0.15
(f)

0.02

0.17

(0.14
)

(0.01
)

(0.15
)

Select Class

Six Months Ended February 28, 2014 (Unaudited)

10.03

0.21
(f)

0.10

0.31

(0.21
)

(0.01
)

(0.22
)

Year Ended August 31, 2013

9.89

0.46

0.15

0.61

(0.46
)

(0.01
)

(0.47
)

Year Ended August 31, 2012

9.41

0.50
(f)

0.43

0.93

(0.45
)

—
(g)

(0.45
)

June 1, 2011(h) through August 31, 2011

10.00

0.08
(f)

(0.62
)

(0.54
)

(0.05
)

—

(0.05
)

(a)
Annualized for periods less than one year.

(b)
Not annualized for periods less than one year.

(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)
Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.

(e)
Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

(f)
Calculated based upon average shares outstanding.

(g)
Amount rounds to less than $0.01.

(h)
Commencement of operations.

(i)
Certain non-recurring expenses incurred by the Fund were not annualized for the period ended August 31, 2011.

(j)
Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

24

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2014

Ratios/Supplemental data

Ratios to average net assets (a)

Net asset value, end of period

Total return (excludes sales charge) (b)(c)

  Net assets,
 end of
 period
(000's)

Net expenses (d)

Net investment income (loss)

  Expenses
without waivers, reimbursements and earnings credits

Portfolio turnover rate (b)(e)

$
10.11

2.99
%

$
189,095

0.98
%

4.03
%

1.15
%

21
%

10.02

5.90

158,323

0.97

4.64

1.16

42

9.89

9.82

63,811

0.97

4.80

1.20

65

9.41

(5.43
)

54,039

0.95
(i)

3.68
(i)

1.33
(i)

1

10.09

2.68

21,135

1.49

3.52

1.65

21

10.01

5.50

15,323

1.47

4.07

1.65

42

9.88

9.24

2,408

1.47

4.45

1.68

65

9.41

(5.55
)

285

1.48
(i)

2.43
(i)

2.58
(i)

1

10.12

1.72

774,568

0.63

4.41

0.65

21

10.12

3.11

3,287,630

0.73

4.28

0.90

21

10.03

6.25

3,158,706

0.72

4.85

0.91

42

9.89

10.09

781,827

0.72

5.12

0.94

65

9.41

(5.40
)

187,051

0.72
(i)

3.37
(i)

1.55
(i)

1

SEE NOTES TO FINANCIAL
STATEMENTS.

FEBRUARY 28, 2014

J.P. MORGAN INCOME FUNDS

25

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (Unaudited)

1. Organization

JPMorgan Trust I (the
“Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

Classes Offered

Diversified/Non-Diversified

Floating Rate Income Fund

Class A, Class C, Class R6 and Select Class

Diversified

The investment objective of the Fund is to seek to provide current income with a secondary objective of capital appreciation.

Class R6 Shares commenced operations on October 31, 2013.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class
R6 and Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund’s prospectus.

2. Significant Accounting Policies

The
following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America
(“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, various forms of credit enhancements, such as bond insurance, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South
American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value.
Investments in open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations.
Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations
are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management,
Inc. (the “Administrator”, or “JPMFM”) has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or
“JPMIM”), and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be

26

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2014

material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report, are not reflected herein.

The various inputs that are used in determining the
fair value of the Fund’s investments are summarized into the three broad levels listed below:

•

Level 1 — quoted prices in active markets for identical securities

•

  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•

  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

Level 1 Quoted prices

  Level 2
 Other significant
observable inputs

  Level 3
 Significant
unobservable inputs

Total

Investments in Securities

Debt Securities

Corporate Bonds

Consumer Discretionary

$
—

$
143,360

$
—

$
143,360

Consumer Staples

—

39,534

—

39,534

Energy

—

117,931

—

117,931

Financials

—

90,635

—

90,635

Health Care

—

66,916

—

66,916

Industrials

—

68,609

15,839

84,448

Information Technology

—

24,333

—

24,333

Materials

—

129,941

—

129,941

Telecommunication Services

—

98,553

—

98,553

Utilities

—

23,353

—

23,353

Total Corporate Bonds

—

803,165

15,839

819,004

Preferred Securities

Financials

—

18,681

—

18,681

Preferred Stock

Financials

—

20,106

—

20,106

Loan Assignments

Consumer Discretionary

—

963,722

7,074

970,796

Consumer Staples

—

309,357

—

309,357

Energy

—

226,866

—

226,866

Financials

—

160,969

—

160,969

Health Care

—

170,655

—

170,655

Industrials

—

430,467

—

430,467

Information Technology

—

373,923

—

373,923

Materials

—

242,660

—

242,660

Telecommunication Services

—

176,922

—

176,922

Utilities

—

132,238

—

132,238

Total Loan Assignments

—

3,187,779

7,074

3,194,853

Short-Term Investment

Investment Company

418,533

—

—

418,533

Total Investments in Securities

$
418,533

$
4,029,731

$
22,913
*

$
4,471,177

Depreciation in Other Financial Instruments

Forward Foreign Currency Exchange Contracts

$
—

$
(186
)

$
—

$
(186
)

*

Level 3 securities are valued by brokers and pricing services. At February 28, 2014, the value of these securities was approximately $22,913,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2A.

FEBRUARY 28, 2014

J.P. MORGAN INCOME FUNDS

27

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (Unaudited) (continued)

The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker and vendor due diligence, unchanged price review and consideration of macro or security specific events.

There were no transfers between Levels 1 and 2 during the six months ended February 28, 2014.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

Balance as of 08/31/13

Realized gain (loss)

Change in unrealized appreciation (depreciation)

Net accretion (amortization)

Purchases[1]

Sales[2]

Transfers into Level 3

Transfers out of Level 3

Balance as of 02/28/14

Investments in Securities

Corporate Bonds — Industrials

$
10,384

$
—

$
359

$
(39
)

$
5,909

$
(774
)

$
—

$
—

$
15,839

Loan Assignments — Consumer Discretionary

3,975

—

48

10

3,041

—

—

—

7,074

Total

$
14,359

$
—

$
407

$
(29
)

$
8,950

$
(774
)

$
—

$
—

$
22,913

1
Purchases include all purchases of securities and securities received in corporate actions.

2
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The change in unrealized appreciation (depreciation) attributable to securities owned at February 28, 2014, which were valued using significant unobservable inputs (Level 3), amounted to approximately $409,000. This amount is included in Change in net unrealized appreciation/depreciation of investments in non-affiliates in the Statement of Operations.

B. Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into
U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although
the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign currency gains and losses arise from changes (due to changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end.

C. Restricted and Illiquid Securities — Certain securities held by the Fund may be subject to legal or contractual restrictions on resale and/or are illiquid. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, (the “Securities Act”).
Illiquid securities are securities which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately their fair value and include, but are not limited to, repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Fund. As of February 28, 2014, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.

The value and percentage of net assets of illiquid securities as of February 28, 2014 were approximately $7,074,000 and 0.17%, respectively.

D. Forward Foreign Currency Exchange Contracts — The Fund uses forward foreign currency exchange contracts including non-deliverable forwards mainly as a substitute for securities in which the Fund can invest, to increase income or gain to the Fund and to hedge or manage the Fund’s exposure to foreign currency risks associated with portfolio investments. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

28

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2014

As of February 28, 2014, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

The table below discloses the volume of the Fund’s forward foreign currency exchange contracts activity during the six months ended February 28, 2014 (amounts in thousands):

Forward Foreign Currency Exchange Contracts

Average Settlement Value Sold

$
37,153

Ending Settlement Value Sold

38,353

E. Summary of Derivatives Information — The following table presents the value of derivatives held as of
February 28, 2014, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities (amounts in thousands):

Derivative Contract

Statement of Assets and Liabilities Location

Gross Liabilities:

Forward Foreign Currency Exchange Contracts

Foreign exchange contracts

Payables

$
(186
)

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the
Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The lSDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreement and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

The following tables present the effect of derivatives on the Statement of Operations for the six months ended February 28, 2014, by primary underlying risk exposure (amounts in thousands):

Amount of Realized Gain (Loss) on Derivatives Recognized in Statement of Operations

Derivative Contract

  Forward Foreign
Currency Exchange Contracts

Foreign exchange contracts

$
(2,065
)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of
Operations

Derivative Contract

  Forward Foreign
Currency Exchange Contracts

Foreign exchange contracts

$
(241
)

F. Loan Assignments — The Fund may invest in loan assignments of all or a portion of the loans. When the Fund purchases a loan assignment, the Fund has direct rights against the borrower on a loan provided, however, the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. As a result, the Fund assumes the credit risk of the Borrower (“Intermediate Participants”) and any other persons interpositioned between the Fund and the Borrower. Although certain loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing on such collateral or have its interest subordinated to other indebtedness of the obligor. In addition, loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid, when purchased, may become illiquid.

At February 28, 2014, the Fund had investments in Loan Assignments that amounted to more than 5% of the Fund’s net assets, by agent bank as follows:

Agent Bank

Percentage

Credit Suisse International

14.4
%

Bank of America, N.A.

12.9

Citigroup

9.8

Deutsche Bank AG

9.1

Barclays Bank plc

6.9

Goldman Sachs

6.2

G. Unfunded Commitments — The Fund may enter into commitments to buy and sell investments including commitments to buy loan participations and assignments to settle on future dates as part of its normal investment activities. Unfunded commitments may include revolving loan facilities

FEBRUARY 28, 2014

J.P. MORGAN INCOME FUNDS

29

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (Unaudited) (continued)

which may obligate the Fund to provide cash to the borrower on demand. Unfunded commitments are generally traded and priced as part of a related loan assignment (Note 2.F.). The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation (depreciation) from unfunded commitments is reported in the
Statement of Assets and Liabilities. The Fund segregates security positions such that sufficient liquid assets will be available for the commitments on a future date. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. The Fund may receive an ongoing commitment fee based on the undrawn portion of the underlying loan facility, which is recorded as a component of interest income on the Statement of Operations.

At February 28, 2014, the Fund had no unfunded loan commitments.

H. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.

I. Allocation of Income and
Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

J. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of February 28, 2014, no liability for income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations.
The Fund’s Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.

K. Foreign Taxes — The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

L. Distributions to Shareholders — Distributions from net investment income are generally declared and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by the Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee —
Pursuant to the Investment Advisory Agreement, the Adviser, an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate of 0.55% of the Fund’s average daily net assets.

B. Administration Fee — Pursuant
to an Administration Agreement, the Administrator, an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended February 28, 2014, the effective annualized rate was 0.08% of the Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Fund’s sub-administrator (the
“Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a
wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of the Fund’s shares.

The Board of Trustees has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Fund in accordance with Rule 12b-1 under the 1940 Act. The
Distribution Plan provides that the Fund shall pay distribution fees, including payments to the Distributor, at an annual rate of 0.25% and 0.75% of the average daily net assets of Class A and Class C Shares, respectively.

30

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2014

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A
Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended February 28, 2014, the Distributor retained the following amounts (in thousands):

Front-End Sales Charge

CDSC

$
12

$
—
(a)

(a)
Amount rounds to less than $1,000.

D. Shareholder Servicing Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. The Class R6 Shares do not participate in the Shareholder Servicing Agreement. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to 0.25% of the average daily net assets of Class A, Class C and Select Class Shares.

The Distributor has entered into
shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as
outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Fund.
The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees in the Statement of Operations. Payments to the custodian may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately in the Statement of Operations.

Interest
expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statement of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Fund’s average daily net assets as shown in the table below:

Class A

Class C

Class R6

Select Class

1.00
%

1.50
%

0.65
%

0.75
%

The expense limitation agreement was in effect for the six months ended February 28, 2014. The contractual expense limitation percentages in the table above are in place until at least December 31, 2014.

For the six months ended February 28, 2014,
the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows (amounts in thousands). None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.

Contractual Waivers

Administration

  Shareholder
Servicing

Total

$
6

$
2,645

$
2,651

Additionally, the Fund may invest in one or more money market funds advised by the Adviser or its affiliates. The Adviser,
Administrator and Distributor, as shareholder servicing agent, waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Fund’s investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amount of waivers resulting from investments in these money market funds for the six months ended
February 28, 2014 was approximately $306,000.

G. Collateral Management Fees — JPMCB provides derivative collateral management services for the Fund. The amounts paid directly to JPMCB by the Fund for these services are included in Other expenses on the Statement of Operations.

H. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with Federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance
Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statement of Operations.

The Trust adopted a
Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various
J.P. Morgan Funds until distribution in accordance with the Plan.

FEBRUARY 28, 2014

J.P. MORGAN INCOME FUNDS

31

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 28, 2014 (Unaudited) (continued)

For the six months ended February 28, 2014, the Fund may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the
Adviser.

The Fund may use related party broker-dealers. For the six months ended February 28, 2014, the Fund did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six
months ended February 28, 2014, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

  Purchases
(excluding U.S. Government)

  Sales
(excluding U.S. Government)

$1,678,502,352

$
772,850,677

During the six months ended February 28, 2014, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For
Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at February 28, 2014 were as follows (amounts in thousands):

  Aggregate
Cost

  Gross
 Unrealized
Appreciation

  Gross
 Unrealized
Depreciation

  Net Unrealized
 Appreciation
(Depreciation)

$
4,431,614

$
50,224

$
10,661

$
39,563

6. Borrowings

The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending
Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust
II are both investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until
November 10, 2014.

The Fund had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at
February 28, 2014, or at any time during the six months then ended.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statement of Operations.

7.
Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

One or more affiliates of the Adviser have investment discretion with respect to their clients’ holdings in the Fund, which collectively represent a significant portion of the Fund’s assets.

Significant
shareholder transactions by these shareholders, if any, may impact the Fund’s performance.

The Fund is subject to interest rate and credit
risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Fund invests in floating rate loans and other floating rate debt securities. Although these securities are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

32

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2014

The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher-rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

The Fund is subject to the risk that, should the Fund decide to sell an illiquid investment when a ready buyer is not available at a price the Fund deems representative of its value, the value of the Fund’s net assets could be adversely affected.

FEBRUARY 28, 2014

J.P. MORGAN INCOME FUNDS

33

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1, 2013, and continued to hold your shares at the end of the reporting period, February 28, 2014.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Beginning Account Value September 1, 2013

Ending Account Value February 28, 2014

Expenses Paid During the Period

Annualized Expense Ratio

Floating Rate Income Fund

Class A

Actual*

$
1,000.00

$
1,029.90

$
4.93

0.98
%

Hypothetical*

1,000.00

1,019.93

4.91

0.98

Class C

Actual*

1,000.00

1,026.80

7.49

1.49

Hypothetical*

1,000.00

1,017.41

7.45

1.49

Class R6

Actual**

1,000.00

1,017.20

2.09

0.63

Hypothetical*

1,000.00

1,021.67

3.16

0.63

Select Class

Actual*

1,000.00

1,031.10

3.68

0.73

Hypothetical*

1,000.00

1,021.17

3.66

0.73

*
Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

**
Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 120/365 (to reflect the one-half year period). Commencement of offering of class of shares was on October 31, 2013.

34

J.P. MORGAN INCOME FUNDS

FEBRUARY 28, 2014

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the prospectus and
Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Fund’s website at www.jpmorganfunds.com. A description of such policies and procedures is on the
SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record for the most recent
12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase &
Co., 2014. All rights reserved. February 2014.

SAN-FRI-214

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the
period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual
report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in
Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by
paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h)
Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5.
AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d))
regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I –
Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY
SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR
240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A
VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS
AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or
240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form
N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as
part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate
certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule
30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:

/s/ Robert L. Young

Robert L. Young

President and Principal Executive Office

May 9, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Robert L. Young

Robert L. Young

President and Principal Executive Officer

May 9, 2014

By:

/s/ Laura M. Del Prato

Laura M. Del Prato

Treasurer and Principal Financial Officer

May 9, 2014